UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07447
                                                     ---------

                              Virtus Insight Trust
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2009
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                   Annual Report

                           (VIRTUS MUTUAL FUNDS LOGO)

                                  EQUITY FUNDS

                        Virtus Balanced Allocation Fund
                            Virtus Core Equity Fund
                 Virtus Disciplined Small-Cap Opportunity Fund
                    Virtus Disciplined Small-Cap Value Fund
                   Virtus Emerging Markets Opportunities Fund
                            Virtus Value Equity Fund

                               FIXED INCOME FUNDS

                         Virtus High Yield Income Fund
                    Virtus Intermediate Government Bond Fund
                    Virtus Intermediate Tax-Exempt Bond Fund
                      Virtus Short/Intermediate Bond Fund
                          Virtus Tax-Exempt Bond Fund

                               MONEY MARKET FUNDS

                  Virtus Insight Government Money Market Fund
                        Virtus Insight Money Market Fund
                  Virtus Insight Tax-Exempt Money Market Fund

TRUST NAME:                     December 31, 2009                   Eligible
VIRTUS INSIGHT TRUST                                            shareholders can
                                                                   sign up for
                                                                   eDelivery
                                                                 at Virtus.com

NOT FDIC INSURED                 NO BANK GUARANTEE               MAY LOSE VALUE

                                TABLE OF CONTENTS

Message to Shareholders ....................................................   1
Key Investment Terms and Footnote Legend ...................................   2
Disclosure of Fund Expenses ................................................   6

                                                                       SCHEDULE
                                                             FUND         OF
FUND                                                       SUMMARY   INVESTMENTS
----                                                       -------   -----------
   Virtus Balanced Allocation Fund
      ("Balanced Allocation Fund") .....................       8          36
   Virtus Core Equity Fund ("Core Equity Fund") ........      10          40
   Virtus Disciplined Small-Cap Opportunity Fund
      ("Disciplined Small-Cap Opportunity Fund") .......      12          42
   Virtus Disciplined Small-Cap Value Fund
      ("Disciplined Small-Cap Value Fund") .............      14          44
   Virtus Emerging Markets Opportunities Fund
      ("Emerging Markets Opportunities Fund") ..........      16          46
   Virtus Value Equity Fund ("Value Equity Fund") ......      18          48
   Virtus High Yield Income Fund
      ("High Yield Income Fund") .......................      20          49
   Virtus Intermediate Government Bond Fund
      ("Intermediate Government Bond Fund") ............      22          52
   Virtus Intermediate Tax-Exempt Bond Fund
      ("Intermediate Tax-Exempt Bond Fund") ............      24          54
   Virtus Short/Intermediate Bond Fund
      ("Short/Intermediate Bond Fund") .................      26          56
   Virtus Tax-Exempt Bond Fund
      ("Tax-Exempt Bond Fund") .........................      28          59
   Virtus Insight Government Money Market Fund
      ("Insight Government Money Market Fund") .........      30          61
   Virtus Insight Money Market Fund
      ("Insight Money Market Fund") ....................      32          62
   Virtus Insight Tax-Exempt Money Market Fund
      ("Insight Tax-Exempt Money Market Fund") .........      34          64
Statements of Assets and Liabilities .......................................  68
Statements of Operations ...................................................  72
Statements of Changes in Net Assets ........................................  76
Financial Highlights .......................................................  82
Notes to Financial Statements ..............................................  96
Report of Independent Registered Public
   Accounting Firm ......................................................... 113
Tax Information Notice ..................................................... 114
Consideration of Advisory and Sub-Advisory
   Agreements by The Board of Trustees ..................................... 115
Fund Management Tables ..................................................... 117

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the funds under the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                            MESSAGE TO SHAREHOLDERS

(PHOTO OF GEORGE R. AYLWARD)

DEAR FELLOW SHAREHOLDERS OF VIRTUS MUTUAL FUNDS:

We ended 2008 sadly disappointed in the course of the economy and unsure about the future. A year later, we can take stock of 2009 with a measure of relief and tempered optimism toward 2010.

While 2008 was an unprecedented year in the financial markets, 2009 was an entire business cycle crammed into one year. The U.S. economy suffered its worst first quarter in three decades. We witnessed a measure of stabilization during the second quarter, then enjoyed the beginnings of what we hope will be a productive growth cycle in the third and fourth quarters.

The equity markets reflected this pattern, hitting recent lows in early March before recovering throughout the year. The Dow Jones Industrial Average fell to 6,440 on March 9, 2009, then ended the year up 19 percent from its close the previous year. The Standard & Poor's 500(R) Index ended 2009 at 1,115, up 26 percent for the year and up 65 percent from its low on March 9. Bonds also participated in the rally, with the Barclays Capital U.S. Aggregate Bond Index ahead 5.9 percent for the year, and the Barclays Capital U.S. Municipal Bond Index up 12.9 percent.

Challenges remain nonetheless. The U.S. unemployment rate hovers near 10 percent after the recession wiped out more than seven million jobs, and it may take several years before those jobs are replaced. Consumer spending is still restrained, and corporate spending, which is important to stimulate the growth of the economy, is affected by tight bank credit and recovering capital markets. The U.S. housing market, which added fuel to the last cycle, has yet to demonstrate resilience without government subsidies. Policymakers in Washington, D.C. and in capitals throughout the world continue to search for the right balance between support for their economies and unwinding the extraordinary fiscal stimulus measures.

The volatility created by these challenges should remind investors of the need to stay focused on your long-term financial goals. Consult with your financial advisor to review your portfolio and ensure it reflects your current investment objectives and your tolerance for risk. When you and your financial advisor review your investments, we hope you will consider the wide range of mutual fund strategies available through Virtus.

Please visit us at www.virtus.com or call our customer service line at 800-243-1574 for more information about the Virtus Mutual Funds.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to serving you in 2010.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

FEBRUARY 2010

                    KEY INVESTMENT TERMS AND FOOTNOTE LEGEND

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

BALANCED ALLOCATION FUND COMPOSITE INDEX

A composite index consisting of 60% Russell 1000 Index and 40% Barclays U.S. Capital Aggregate Bond Index.

BARCLAYS CAPITAL U.S. MUNICIPAL BOND: 3-15 YEAR INDEX

The Barclays Capital U.S. Municipal Bond: 3-15 Year Index is an unmanaged index of investment grade municipal bonds with maturities of 3-15 years. The index is calculated on a total return basis.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

BARCLAYS CAPITAL U.S. HIGH YIELD-2% ISSUER CAP INDEX

Barclays Capital U.S. High Yield 2% Issuer Cap Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis.

BARCLAYS CAPITAL U.S. GOVERNMENT INTERMEDIATE BOND INDEX

The Barclays Capital U.S. Government Intermediate Bond Index measures intermediate-term bonds issued by the U.S. Treasury, government agencies, and quasi-federal corporations with maturities ranging from 1 to 9.99 years. The index is calculated on a total return basis.

BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT BOND INDEX

The Barclays Capital Intermediate U.S. Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of four to five years. The index is calculated on a total return basis.

BARCLAYS CAPITAL U.S. MUNICIPAL BOND INDEX

The Barclays Capital U.S. Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis.

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

GROSS DOMESTIC PRODUCT (GDP)

An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

MSCI EMERGING MARKETS FREE INDEX

The MSCI Emerging Markets Free Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with gross dividends reinvested.

NATIONAL BUREAU OF ECONOMIC RESEARCH (NBER)

A private, non-profit, non-partisan research organization that disseminates economic research among public policymakers, business professionals and the academic communities. Their focus is on four types of empirical research: developing new statistical measurements, estimating quantitative models of economic behavior, assessing the effects of public policies on the U.S. economy, and projecting the effects of alternative policy proposals.

PIK (PAYMENT-IN-KIND SECURITY)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) INDEX

The Russell 1000(R) Index is a market capitalization-weighted index of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) VALUE INDEX

The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) INDEX

The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) GROWTH INDEX

The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) VALUE INDEX

The Russell 2000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX

The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at December 31, 2009, see the Federal Income Tax Information Note 11 in the Notes to Financial Statements.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2009.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

                                      Market Value
Fund                                ($ in thousands)   % of Net Assets
----                                ----------------   ---------------
Balanced Allocation Fund                $    209             0.4%
High Yield Income Fund                     9,825            22.2
Intermediate Government Bond Fund             50             0.1
Short/Intermediate Bond Fund               2,154             2.3
Insight Money Market Fund                225,000             8.7

(5)  Amount is less than $500.

(6)  Illiquid Security.

(7) Illiquid and restricted security. For acquisition information, see Note 9 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(8) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security could be disclosed as a Level 3 security in the table located after the Schedule of Investments.

(9)  Security in default.

(10) The rate shown is the discount rate.

(11) All or a portion of the security is segregated as collateral.

(12) Security with a "put" feature; the date shown is when the security may be put back for redemption.

(13) At December 31, 2009, 20.4% of the securities in the Intermediate Tax-Exempt Bond Fund portfolio and 20.0% of the securities in the Tax-Exempt Bond Fund portfolio are backed by insurance of financial institutions and financial guaranty assurance. None of the Insurers' concentration in either Fund exceeded 10% of the respective Funds' net assets.

(14) Shares traded on London Exchange.

(15) Shares traded on Johannesburg Exchange.

(16) The date shown is the reset date.

(17) When-issued security.

                         THIS PAGE INTENTIONALLY BLANK.

                              VIRTUS INSIGHT TRUST
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF JULY 1, 2009 TO DECEMBER 31, 2009

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares, Class A shares and Exchange shares of the Money Market Funds are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE

                                             Beginning           Ending        Annualized   Expenses Paid
                                           Account Value     Account Value       Expense        During
                                           July 1, 2009    December 31, 2009      Ratio        Period*
                                           -------------   -----------------   ----------   -------------
BALANCED ALLOCATION FUND
ACTUAL
Class I                                      $1,000.00         $1,139.30          0.80%         $ 4.31
Class A                                       1,000.00          1,138.40          1.05            5.66
Class C                                       1,000.00          1,134.30          1.80            9.68
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,021.13          0.80            4.08
Class A                                       1,000.00          1,019.85          1.05            5.36
Class C                                       1,000.00          1,016.02          1.80            9.19
CORE EQUITY FUND
ACTUAL
Class I                                      $1,000.00         $1,190.60          0.96%         $ 5.30
Class A                                       1,000.00          1,188.50          1.21            6.67
Class C                                       1,000.00          1,184.70          1.96           10.79
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,020.31          0.96            4.90
Class A                                       1,000.00          1,019.03          1.21            6.18
Class C                                       1,000.00          1,015.20          1.96           10.01
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
ACTUAL
Class I                                      $1,000.00         $1,216.50          1.06%         $ 5.92
Class A                                       1,000.00          1,215.00          1.31            7.31
Class C                                       1,000.00          1,210.50          2.06           11.48
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,019.80          1.06            5.41
Class A                                       1,000.00          1,018.52          1.31            6.69
Class C                                       1,000.00          1,014.69          2.06           10.52
DISCIPLINED SMALL-CAP VALUE FUND+++
ACTUAL
Class I                                      $1,000.00         $1,204.70          1.08%         $ 6.00
Class A                                       1,000.00          1,202.90          1.33            7.38
Class C                                       1,000.00          1,198.40          2.08           11.53
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,019.70          1.08            5.51
Class A                                       1,000.00          1,018.42          1.33            6.79
Class C                                       1,000.00          1,014.59          2.08           10.62
EMERGING MARKETS OPPORTUNITIES FUND
ACTUAL
Class I                                      $1,000.00         $1,224.30          1.48%         $ 8.30
Class A                                       1,000.00          1,224.60          1.73            9.70
Class C                                       1,000.00          1,220.20          2.49           13.93
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,017.66          1.48            7.55
Class A                                       1,000.00          1,016.38          1.73            8.83
Class C                                       1,000.00          1,012.50          2.49           12.71
VALUE EQUITY FUND
ACTUAL
Class I                                      $1,000.00         $1,171.80          0.92%         $ 5.04
Class A                                       1,000.00          1,171.40          1.17            6.40
Class C                                       1,000.00          1,166.00          1.92           10.48
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,020.51          0.92            4.70
Class A                                       1,000.00          1,019.24          1.17            5.97
Class C                                       1,000.00          1,015.41          1.92            9.80

                              VIRTUS INSIGHT TRUST
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF JULY 1, 2009 TO DECEMBER 31, 2009

EXPENSE TABLE

                                             Beginning           Ending        Annualized   Expenses Paid
                                           Account Value     Account Value       Expense       During
                                            July 1, 2009   December 31, 2009      Ratio        Period*
                                           -------------   -----------------   ----------   -------------
HIGH YIELD INCOME FUND
ACTUAL
Class I                                      $1,000.00         $1,139.00          0.76%          $4.10
Class A                                       1,000.00          1,138.60          1.02            5.50
Class C                                       1,000.00          1,133.20          1.76            9.46
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,021.33          0.76            3.88
Class A                                       1,000.00          1,020.00          1.02            5.21
Class C                                       1,000.00          1,016.23          1.76            8.98
INTERMEDIATE GOVERNMENT BOND FUND
ACTUAL
Class I                                      $1,000.00         $1,019.80          0.65%          $3.31
Class A                                       1,000.00          1,018.50          0.90            4.58
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,021.89          0.65            3.32
Class A                                       1,000.00          1,020.62          0.90            4.59
INTERMEDIATE TAX-EXEMPT BOND FUND
ACTUAL
Class I                                      $1,000.00         $1,092.60          0.60%          $3.16
Class A                                       1,000.00          1,091.20          0.85            4.48
Class C                                       1,000.00          1,087.00          1.60            8.36
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,022.15          0.60            3.06
Class A                                       1,000.00          1,020.87          0.85            4.34
Class C                                       1,000.00          1,017.09          1.60            8.12
SHORT/INTERMEDIATE BOND FUND
ACTUAL
Class I                                      $1,000.00         $1,057.30          0.70%          $3.63
Class A                                       1,000.00          1,054.90          0.95            4.92
Class C                                       1,000.00          1,051.90          1.70            8.74
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,021.64          0.70            3.57
Class A                                       1,000.00          1,020.36          0.95            4.85
Class C                                       1,000.00          1,016.58          1.70            8.63
TAX-EXEMPT BOND FUND
ACTUAL
Class I                                      $1,000.00         $1,081.90          0.60%          $3.15
Class A                                       1,000.00          1,080.50          0.85            4.46
Class C                                       1,000.00          1,077.30          1.60            8.33
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,022.15          0.60            3.06
Class A                                       1,000.00          1,020.87          0.85            4.34
Class C                                       1,000.00          1,017.09          1.60            8.12

EXPENSE TABLE

                                             Beginning          Ending         Annualized   Expenses Paid
                                           Account Value     Account Value       Expense       During
                                            July 1, 2009   December 31, 2009      Ratio        Period*
                                           -------------   -----------------   ----------   -------------
INSIGHT GOVERNMENT MONEY MARKET FUND
ACTUAL
Class I                                      $1,000.00         $1,000.50          0.22%          $1.11
Class A                                       1,000.00          1,000.10          0.30            1.51
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,024.09          0.22            1.12
Class A                                       1,000.00          1,023.68          0.30            1.53
INSIGHT MONEY MARKET FUND
ACTUAL
Class I                                      $1,000.00         $1,002.20          0.21%          $1.06
Class A                                       1,000.00          1,000.80          0.49            2.47
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,024.14          0.21            1.07
Class A                                       1,000.00          1,022.71          0.49            2.50
INSIGHT TAX-EXEMPT MONEY MARKET FUND
ACTUAL
Class I                                      $1,000.00         $1,001.00          0.21%          $1.06
Class A                                       1,000.00          1,000.10          0.40            2.02
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                       1,000.00          1,024.14          0.21            1.07
Class A                                       1,000.00          1,023.17          0.40            2.04

* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

     THE FUNDS MAY INVEST IN OTHER FUNDS. THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

     YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

+++ IF EXTRAORDINARY EXPENSES WERE EXCLUDED FOR THE DISCIPLINED SMALL-CAP VALUE FUND, ACTUAL AND HYPOTHETICAL EXPENSES PAID WOULD BE AS FOLLOWS:

              Actual       Hypothetical
          Expenses Paid   Expenses Paid
          -------------   -------------
Class I       $ 5.83         $ 5.36
Class A         7.22           6.64
Class C        11.36          10.46

EQUITY FUNDS                                                     TICKER SYMBOLS:
                                                                  I Share: HIBLX
VIRTUS BALANCED ALLOCATION FUND                                   A Share: HIBZX
                                                                  C Share: PBCIX

- VIRTUS BALANCED ALLOCATION FUND (THE "FUND") is diversified and has an investment objective to seek to provide current income and capital appreciation.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 18.28%, Class A shares returned 18.16% and Class C shares returned 17.31%. For the same period, the Russell 1000(R) Index, a broad-based equity index, returned 28.43% and the Barclays Capital U.S. Aggregate Bond Index, which is a broad-based fixed income index, returned 5.93%. The Fund's Composite Index, which is the Fund's style-specific index appropriate for comparison, returned 19.50%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

EQUITIES:

- The broad domestic equity market experienced a roller-coaster year with pre- and post-March 9, 2009 showing significant losses followed by a strong upward surge, with the year ending up strongly as shown by the 2009 rise in the S&P 500(R) Index of 26% and the rise in the Russell 2000(R) Index of 27%.

- Growth stocks outperformed value stocks across all capitalization ranges. The best area was mid-cap growth, up 46% for 2009, while large-cap value, although up nearly 20% for the year, trailed the domestic equity classes.

FIXED INCOME:

- In the year following 2008's flight to quality which boosted the performance of U.S. Treasury securities, investors in 2009 enthusiastically returned to the risk markets.

- Securitized assets, most violently discounted in 2008, experienced the strongest rebound, posting double-digit excess returns previously believed untenable for high quality assets.

- Against this backdrop of strong attraction to risk, high yield was the best performing sector with asset-backed, commercial mortgages and corporates all joining high yield with strong double-digit excess returns. This was a complete reversal of the double-digit underperformance of these sectors in 2008.

- Agency issues and mortgage-backed bonds also provided modest excess returns, completing a sweep of spread products relative to treasuries.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

- The Fund's performance relative to the market benchmarks can vary for several reasons: 1) The allocation to the major asset classes of stocks and bonds; 2) The allocation to sectors of the market within the major asset classes and 3) Issue selection across the portfolio.

- In terms of asset allocation between stocks and bonds, the Fund was slightly under weight equities, about 0.6% on average, throughout the year. Equities performed well relative to bonds but since the underweight is small, this exposure detracted from performance relative to the benchmark by a very small amount.

- The equities held, in aggregate, underperformed the benchmark and thus contributed negatively to relative performance. Both large-cap and small-cap equities underperformed, contributing to underperformance by approximately 3%.

- Fixed income performance allowed the total Fund to make up a significant portion of the equities shortfall to the benchmark. Research supports an above-benchmark exposure to asset-backed and commercial mortgages, especially in the front end of the curve, and in the risk-friendly market of 2009, this strategy contributed to significant outperformance. In fact, an above benchmark allocation to any sector of the bond market, other than treasuries, enhanced relative performance.

- Issue selection in the fixed income portfolio was favorable, especially in the investment grade corporate sector. Careful credit work did result in a positive contribution to returns.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INVESTING INTERNATIONALLY INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL, ACCOUNTING, ECONOMIC AND MARKET RISK. INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN LARGER, MORE ESTABLISHED COMPANIES. AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM SECURITIES.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Common Stocks                                   63%
   Information Technology                 17%
   Health Care                            10
   Financials                              9
   All Other Sectors                      27
Mortgage-Backed Securities                      18
Corporate Bonds                                  9
Asset-Backed Securities                          4
U.S. Government & Agency Securities              4
Other (includes short-term investments)          2
                                               ---
Total                                          100%
                                               ===

          For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                                               Inception    Inception
                                                1 year   5 years   10 years   to 12/31/09      Date
                                               -------   -------   --------   -----------   ---------
CLASS I SHARES                                  18.28%    2.06%      4.47%          --            --
CLASS A SHARES AT NAV(2)                        18.16     1.81       4.21           --            --
CLASS A SHARES AT POP(3, 4)                     11.36     0.61       3.59           --            --
CLASS C SHARES AT NAV(2)                        17.31       --         --         0.04%      6/26/06
CLASS C SHARES WITH CDSC(4)                     17.31       --         --         0.04       6/26/06
RUSSELL 1000(R) INDEX                           28.43     0.79      -0.49       NOTE 5            --
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX       5.93     4.97       6.33       NOTE 6            --
COMPOSITE INDEX FOR BALANCED ALLOCATION FUND    19.50     2.77       2.55       NOTE 7            --

FUND EXPENSE RATIOS(8): I SHARES: GROSS 0.85%, NET 0.80%; A SHARES 1.05%; C SHARES 1.80%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED -1.18% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(6) THE INDEX RETURNED 6.81% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(7) THE INDEX RETURNED 2.37% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(8) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 1999, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.


           Virtus Balanced   Virtus Balanced                Barclays Capital   Composite Index
           Allocation Fund   Allocation Fund    Russell      U.S. Aggregate      for Balanced
              Class I           Class A      1000(R) Index    Bond Index       Allocation Fund
12/31/99     $10,000           $ 9,425         $10,000         $10,000            $10,000
12/29/00      11,231            10,553           9,221          11,163              9,988
12/31/01      11,367            10,656           8,073          12,105              9,583
12/31/02      10,342             9,670           6,325          13,347              8,669
12/31/03      12,341            11,514           8,216          13,895             10,329
12/31/04      13,984            13,013           9,153          14,498             11,219
12/30/05      15,025            13,942           9,726          14,850             11,759
12/29/06      16,417            15,201          11,230          15,493             13,043
12/31/07      17,480            16,138          11,878          16,573             13,877
12/31/08      13,093            12,047           7,412          17,441             10,760
12/31/09      15,487            14,235           9,520          18,475             12,858

For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
                                                                  I Share: HGRIX
VIRTUS CORE EQUITY FUND                                           A Share: HGRZX
                                                                  C Share: PICCX

- VIRTUS CORE EQUITY FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 20.41%, Class A shares returned 20.16% and Class C shares returned 19.27%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 26.46%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- The year began with the backdrop of a depressed economy as the financial crisis continued to impact almost all aspects of the broader economy. As businesses looked to weather the economic storm, most implemented significant cost control measures; announcing layoffs, limiting expansion, and further lowering earnings outlooks. The impact from declining manufacturers output, falling consumer confidence, rising unemployment and inaccessible credit markets for many businesses and consumers, led to meaningfully lower spending. In response, the U.S. Federal Reserve reduced key interest rates to their lowest level in five years. The markets continued to be negatively influenced by weak economic indicators such as an extended contraction in manufacturing, few signs of a recovery in the housing market and continued rise in unemployment. Towards the end of the first quarter, the market rallied on somewhat unexpected positive news regarding a few select challenged financial institutions presenting better-than-expected earnings forecasts (partially as a result of ongoing supportive Fed positioning) along with limited signs of manufacturing sector strength.

- As the year came to a close, the global markets staged an impressive recovery, albeit fragile, as economic conditions continued to exhibit improvement. The financial markets' sizable recovery from 1st quarter lows has been in large part due to substantial governmental fiscal and monetary intervention. The government's efforts assisted in stabilizing the markets at a crucial junction and in the near-term partially offset weaker end-user demand. Rebounding low-price, beaten-down issues; many that had been taken down by significant fundamental ongoing concern questions, primarily generated the markets' impressive price gains. Importantly the markets are exhibiting early signs that the extended junk rally has begun to abate, with the markets rewarding issues with improving fundamentals and outlooks. Still weighing on consumer confidence however continues to be a very high historic level of unemployment, ongoing soft housing markets, and the runaway spending deficits of Federal and State Governments.

- In the coming months, fourth quarter earnings quality will be an important signal for the markets. The unprecedented amounts of stimulus, both monetary and fiscal, have clearly benefited the markets. Of concern is how the markets will react to the timing and the form of a reduction of government stimulus. A sustainable recovery in economic growth needs to be driven by end-user demand, not inventory destocking and cost-cutting. Key to end-user demand will be an improvement in the number of people employed and growth in wages. The consumer is expected to remain cautious as they seek to repair their personal balance sheet by deleveraging and higher personal savings rate. Although historically steep downturns have been followed by strong recoveries, consensus expectations are calling for a more moderate recovery due to the broad financial impact of this recession. Household and national debts levels will make it challenging to return to the stronger growth patterns witnessed in past recoveries.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

- In general, large cap growth stocks (large cap growth indices) continued their outperformance over value for this year, extending now over the last several years as well--perhaps reflecting the extent of the difficulties experienced within the Financial Sector which represents generally a larger portion within value indices. For the Fund, while sector allocation overall was positive for the year, issue selection detracted from these performance gains. The Fund's overweight in Technology and Materials, along with its slight underweight in Energy were the biggest sector performance contributors. Overall issue selection, particularly within the Consumer Staples and Financials, detracted from performance.

- Issues that contributed positively to results (on a weighed contribution basis) were Amazon.com; an on line retailer, Freeport-McMoRan Copper & Gold; a mining company, and Apple; a computer and communications hardware and software company. Aflac; a life and health insurance company, U.S. Bancorp; a financial services institution, and Exxon Mobil; an integrated energy company detracted from results.

- As stated in previous reports; we have not wavered on our proven investment philosophy of investing in companies with strong fundamentals, attractive valuations, and increasing levels of investor interest. What matters over the long-term is the earnings growth and relative valuations of individual companies; as such our investment process mirrors this view.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

THERE IS NO GUARANTEE THAT THE FUND WILL MEET ITS OBJECTIVE.

                                Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Information Technology                     22%
Health Care                                15
Financials                                 12
Energy                                     11
Consumer Discretionary                     10
Consumer Staples                            9
Industrials                                 8
Other (includes short-term investments)    13
                                          ---
Total                                     100%
                                          ===

          For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                             Inception    Inception
                              1 year   5 years   10 years   to 12/31/09      Date
                              ------   -------   --------   -----------   ---------
CLASS I SHARES                20.41%     1.31%    -0.23%          --            --
CLASS A SHARES AT NAV(2)      20.16      1.07     -0.47           --            --
CLASS A SHARES AT POP(3, 4)   13.25     -0.12     -1.05           --            --
CLASS C SHARES AT NAV(2)      19.27        --        --        -1.72%      6/26/06
CLASS C SHARES WITH CDSC(4)   19.27        --        --        -1.72       6/26/06
S&P 500(R) INDEX              26.46      0.42     -0.96       NOTE 5            --

FUND EXPENSE RATIOS(6): I SHARES: GROSS 0.98%, NET 0.93%; A SHARES 1.18%; C SHARES 1.93%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED -1.07% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(6) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 1999, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

            Virtus Core           Virtus Core
         Equity Fund Class I   Equity Fund Class A    S&P 500(R) Index
12/31/99      $10,000              $ 9,425               $10,000
12/29/00        9,233                8,681                 9,081
12/31/01        8,096                7,593                 8,003
12/31/02        6,191                5,796                 6,234
12/31/03        8,078                7,549                 8,024
12/31/04        9,154                8,530                 8,896
12/30/05        9,975                9,272                 9,334
12/29/06       11,370               10,546                10,807
12/31/07       12,173               11,264                11,401
12/31/08        8,112                7,486                 7,183
12/31/09        9,768                8,995                 9,084

      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
                                                                  I Share: HSCIX
VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND                     A Share: HSCZX
                                                                  C Share: POCZX

- VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 23.27%, Class A shares returned 22.88% and Class C shares returned 21.99%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 26.46% and the Russell 2000(R) Index, which is the Fund's style-specific benchmark, returned 27.17%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- The year 2009 will go down as a tale of two extremes. Through early March it looked as if the world was entering economic depression, and the markets were in a downward spiral. As economic stimulus slowed the hemorrhaging, the markets began an upward climb that continued nearly unabated through the end of the year. By year-end, the equity markets broadly recorded sizable gains, as economic optimism trumped ongoing concerns.

- Just as the market made a U-turn in March, so did the type of investment style that was rewarded. While investors shunned risk in late-2008 and early-2009, risk-seekers emerged in droves as the markets rebounded from what is now widely viewed as an over-reaction on the down side. As a result, the best-performing stocks during the year were generally those of companies with weak fundamentals that had largely been written off as casualties of the economic crisis. With extremely tight credit markets during the crisis, the survivability of a laundry list of companies (including many household names) was questioned. On the heels of unprecedented stimulus and rapid and deep cost cutting measures, a large percentage of struggling companies were able to survive the downturn, thus attracting the attention of risk-seeking investors. As the year progressed, various economic indicators became "less bad," and in some cases actually turned positive by year-end. This economic optimism, combined with the previously depressed markets, led to a rally of epic proportions. While there were numerous casualties along the way (i.e., General Motors, Lehman, Washington Mutual, etc.), the companies that most narrowly escaped bankruptcy were cheered on by investors with extreme vigor.

- In addition to a return to risk-seeking in 2009, several other themes played significant roles during the year. One significant driver was the declining dollar, which had a couple of main effects. First, the declining dollar aided in driving commodity prices significantly higher during the year. Oil rebounded, coal and other energy sources bounced back, and precious metals such as gold, silver and copper rose rapidly, in some cases hitting record highs. As a result, Materials and Energy companies generally performed well as 2009 progressed. The second effect of the weakening dollar was the benefit to U.S. companies with a higher proportion of exports, as dollar-denominated goods became relatively less-expensive to the rest of the world. This led to strong performance of larger companies, which is in contrast to the historical belief that small-cap stocks lead the markets as the economy begins to rebound post-recession.

- Additional positive themes in 2009 included government stimulus plans ("Cash For Clunkers, First Time Homebuyers Credit, etc."), renewable energy, a resumption of information technology spending, a bottoming of the housing market, and a resumption of growth in emerging market economies, most notably China.

- While the positives appeared on the forefront, there remained many negative themes. First and foremost was the continued doldrums of the employment markets. The economy continued to shed jobs through the end of the year, resulting in double-digit unemployment. While this undoubtedly aided the survival of many companies as they slashed costs, the longer-term effect on the U.S. economy's ability to grow remains in question. Credit remains tight for consumers and housing prices, while stabilized, remain depressed. Foreclosures continued at a rapid pace throughout the year, and the commercial real estate market repeatedly was questioned as the next potential shoe to drop. Finally, the ability of the U.S. government to extend economic stimulus plans in the face of a ballooning deficit leads to doubt of the economy's true underlying strength and concerns over future inflation. All in, the optimism of investors reigned, although the jury is still out on whether the U.S. (and world) economy is out of the woods.

- The smaller-capitalization Russell 2000 Index slightly trailed the larger-cap Russell 1000 Index in 2009, driven in large part by the attractiveness of multi-national firms in a weakening dollar environment. Within the Russell 2000, growth outperformed value, due primarily to value's higher exposure to financials, which fared much weaker throughout the year. Within the Russell 2000 Index, growth sectors such as Materials, Consumer Discretionary, and Technology fared best, each rising over 60% or more over the full year. Financials stood out as the worst performer, showing a slight decline of just worse than 1% for the year.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

- Though stock selection showed promise in several sectors and was in fact positive in five of the ten sectors, overall performance was negative as poor selection within the Health Care, Energy, and Information Technology sectors was too much to overcome. However, partially negated the poor showing was a positive contribution from sector selection as an underweight in the worst-performing Financials sector and an overweight in the high-flying Information Technology sector helped to make up some ground. Top performing names during the year included steel maker AK Steel, technology solutions provider Blue Coat Systems, and software provider SPSS. The largest detractors included insurance claims management provider Crawford & Co., semi equipment maker Silicon Image, and commercial engineering and construction company Tutor Perini.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN LARGER, MORE ESTABLISHED COMPANIES.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Financials                                 19%
Information Technology                     18
Consumer Discretionary                     17
Health Care                                14
Industrials                                14
Materials                                   7
Energy                                      6
Other (includes short-term investments)     5
                                          ---
Total                                     100%
                                          ===

          For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                             Inception    Inception
                              1 year   5 years   10 years   to 12/31/09     Date
                              ------   -------   --------   -----------   ---------
CLASS I SHARES                 23.27%   -4.44%      2.17%          --           --
CLASS A SHARES AT NAV(2)       22.88    -4.69       1.91           --           --
CLASS A SHARES AT POP(3,4)     15.82    -5.81       1.31           --           --
CLASS C SHARES AT NAV(2)       21.99       --         --        -8.95%     6/26/06
CLASS C SHARES WITH CDSC(4)    21.99       --         --        -8.95      6/26/06
S&P 500(R) INDEX               26.46     0.42      -0.96       NOTE 5           --
RUSSELL 2000(R) INDEX          27.17     0.51       3.51       NOTE 6           --

FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.25%, NET 1.20%; A SHARES 1.45%; C SHARES 2.20%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED -1.07% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(6) THE INDEX RETURNED -2.10% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 1999, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

         Virtus Disciplined    Virtus Disciplined
       Small-Cap Opportunity  Small-Cap Opportunity    S&P 500(R)     Russell
           Fund Class I          Fund Class A             Index    2000(R) Index
12/31/99     $10,000                $ 9,425             $10,000       $10,000
12/29/00      10,675                 10,034               9,081         9,698
12/31/01       9,645                  9,048               8,003         9,939
12/31/02       8,239                  7,708               6,234         7,903
12/31/03      12,525                 11,687               8,024        11,638
12/31/04      15,551                 14,479               8,896        13,771
12/30/05      16,260                 15,098               9,334        14,398
12/29/06      17,679                 16,381              10,807        17,042
12/31/07      15,852                 14,643              11,401        16,775
12/31/08      10,053                  9,266               7,183        11,108
12/31/09      12,392                 11,386               9,084        14,126


For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
                                                                  I Share: HSCVX
VIRTUS DISCIPLINED SMALL-CAP VALUE FUND                           A Share: HSVZX
                                                                  C Share: PCCZX

- VIRTUS DISCIPLINED SMALL-CAP VALUE FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation, with income as a secondary objective.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 13.79%, Class A shares returned 13.49% and Class C shares returned 12.60%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 26.46% and the Russell 2000(R) Value Index, which is the Fund's style-specific benchmark, returned 20.58%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- 2009 will likely go down as a tale of two extremes. Through early March it looked as if the world was entering economic depression, and the markets were in a downward spiral. As economic stimulus plans slowed the hemorrhaging, the markets began an upward climb that continued nearly unabated through the end of the year. By year-end, the equity markets broadly recorded sizable gains, as economic optimism trumped ongoing concerns.

- Just as the market made a U-turn in March, so did the type of investment style that was rewarded. While investors shunned risk in late-2008 and early-2009, risk-seekers emerged in droves as the markets rebounded from what is now widely viewed as an over-reaction on the down side. As a result, the best-performing stocks during the year were generally those of companies with weak fundamentals that had largely been written off as casualties of the economic crisis. With extremely tight credit markets during the crisis, the survivability of a laundry list of companies (including many household names) was questioned. On the heels of unprecedented stimulus and rapid and deep cost cutting measures, a large percentage of struggling companies were able to survive the downturn, thus attracting the attention of risk-seeking investors. As the year progressed, various economic indicators became "less bad," and in some cases actually turned positive by year-end. This economic optimism, combined with the previously depressed markets, led to a rally of epic proportions. While there were numerous casualties along the way (i.e., General Motors, Lehman, Washington Mutual, etc.), the companies that most narrowly escaped bankruptcy were cheered on by investors with extreme vigor.

- In addition to a return to risk-seeking in 2009, several other themes played significant roles during the year. One significant driver was the declining dollar, which had a couple of main effects. First, the declining dollar aided in driving commodity prices significantly higher during the year. Oil rebounded, coal and other energy sources bounced back, and precious metals such as gold, silver and copper rose rapidly, in some cases hitting record highs. As a result, Materials and Energy companies generally performed well as 2009 progressed. The second effect of the weakening dollar was the benefit to U.S. companies with a higher proportion of exports, as dollar-denominated goods became relatively less-expensive to the rest of the world. This led to strong performance of larger companies, which is in contrast to the historical belief that small-cap stocks lead the markets as the economy begins to rebound post-recession.

- Additional positive themes in 2009 included government stimulus plans ("Cash For Clunkers, First Time Homebuyers Credit, etc."), renewable energy, a resumption of information technology spending, a bottoming of the housing market, and a resumption of growth in emerging market economies, most notably China.

- While the positives appeared on the forefront, there remained many negative themes. First and foremost was the continued doldrums of the employment markets. The economy continued to shed jobs through the end of the year, resulting in double-digit unemployment. While this undoubtedly aided the survival of many companies as they slashed costs, the longer-term effect on the U.S. economy's ability to grow remains in question. Credit remains tight for consumers and housing prices, while stabilized, remain depressed. Foreclosures continued at a rapid pace throughout the year, and the commercial real estate market repeatedly was questioned as the next potential shoe to drop. Finally, the ability of the U.S. government to extend economic stimulus plans in the face of a ballooning deficit leads to doubt of the economy's true underlying strength and concerns over future inflation. All in, the optimism of investors reigned, although the jury is still out on whether the U.S. (and world) economy is out of the woods.

- The smaller-capitalization Russell 2000 Index slightly trailed the larger-cap Russell 1000 Index in 2009, driven in large part by the attractiveness of multi-national firms in a weakening dollar environment. Within the Russell 2000, growth outperformed value, due primarily to value's higher exposure to financials, which fared much weaker throughout the year. Within the Russell 2000 Value Index, growth sectors such as Materials, Consumer Discretionary, and Technology fared best, each rising over 50% in 2009. Financials, which comprise nearly one-third of the Russell 2000 Value Index, stood out as the worst performer, showing a slight decline for the year. Utilities, Industrials, and Consumer Staples were also laggard sectors in 2009.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

- While sector allocation was positive during the year, primarily due to an underweight in Financials, stock selection detracted. Stock selection within two sectors, Consumer Discretionary and Technology, accounted for the entire under-performance during the year. These two sectors exhibited the largest number of names that had been severely impacted by the financial crisis. As a result, companies that narrowly avoided bankruptcy surged off of very low stock prices (sub-$5 in many cases) and led these sectors higher. Our commitment to higher quality names with strong fundamentals and attractive valuations largely kept our portfolio out of these risky names. Top performing names during the year included materials producer Buckeye Technologies, technology firm JDA Software, and healthcare services provider RehabCare Group. The largest detractors included specialty paper maker Wausau Paper, healthcare company Alliance HealthCare Services, and regional bank Community Trust Bancorp.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN LARGER, MORE ESTABLISHED COMPANIES. BECAUSE THE FUND IS HEAVILY WEIGHTED IN A SINGLE SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION.

                                Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Financials                                 28%
Industrials                                16
Information Technology                     14
Consumer Discretionary                     13
Materials                                   8
Energy                                      6
Health Care                                 6
Other (includes short-term investments)     9
                                          ---
Total                                     100%
                                          ===

For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                             Inception    Inception
                              1 year   5 years   10 years   to 12/31/09      Date
                              ------   -------   --------   -----------   ---------
CLASS I SHARES                 13.79%   -2.43%     7.28%          --            --
CLASS A SHARES AT NAV(2)       13.49    -2.68      7.01           --            --
CLASS A SHARES AT POP(3,4)      6.96    -3.82      6.38           --            --
CLASS C SHARES AT NAV(2)       12.60       --        --        -6.81%      6/26/06
CLASS C SHARES WITH CDSC(4)    12.60       --        --        -6.81       6/26/06
S&P 500(R) INDEX               26.46     0.42     -0.96       NOTE 5            --
RUSSELL 2000(R) VALUE INDEX    20.58    -0.01      8.27       NOTE 6            --

FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.07%, NET 1.02%; A SHARES 1.27%; C SHARES 2.02%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED -1.07% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(6) THE INDEX RETURNED -3.46% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 1999, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

         Virtus Disciplined  Virtus Disciplined
          Small-Cap Value     Small-Cap Value    Russell 2000(R)    S&P 500(R)
            Fund Class I        Fund Class A       Value Index        Index
12/31/99    $10,000               $ 9,425           $10,000          $10,000
12/29/00     13,445                12,643            12,283            9,081
12/31/01     14,194                13,315            14,005            8,003
12/31/02     12,383                11,587            12,405            6,234
12/31/03     17,712                16,533            18,115            8,024
12/31/04     22,835                21,264            22,144            8,896
12/30/05     24,867                23,099            23,187            9,334
12/29/06     27,581                25,552            28,631           10,807
12/31/07     25,117                23,209            25,832           11,401
12/31/08     17,742                16,358            18,360            7,183
12/31/09     20,189                18,565            22,138            9,084

For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
                                                                  I Share: HIEMX
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND                        A Share: HEMZX
                                                                  C Share: PICEX

- VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 48.52%, Class A shares returned 48.12% and Class C shares returned 47.29%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 26.46% and the MSCI Emerging Markets Free Index, which is the Fund's style-specific benchmark, returned 78.51%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- Although business conditions could hardly be called favorable during 2009, investors were clearly partial to lower quality securities. Late in 2008 and early in 2009, share prices of highly leveraged, more cyclical companies were driven sharply lower as investors prepared for the worst case scenario--an economic depression. Late in the first quarter, as fears of depression dissipated, the market rallied, and shares of lower quality companies rebounded sharply. Even when there was a significant disparity between the anticipated operating performance of these companies and their relative share performance, investors remained optimistic. Meanwhile, shares of higher quality, more stable companies, which had lost less ground when investors' fears were peaking, appreciated but underperformed on a relative basis.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

- The Fund provided attractive absolute returns over the full year; however, it underperformed the benchmark, largely because the markets favored lower quality shares during much of the year. Over the full year, the performance of the Fund's holdings in South Korea, India, and Hong Kong were the largest detractors from relative performance.

- Over the full year, the positive relative contributions of positions in the Financial and Telecommunications sectors were offset by the relative underperformance of Consumer Staples, Information Technology, and Materials sectors. Our concentrated positions in high quality consumer staples companies provided mid-double-digit absolute returns, but underperformed the index as markets favored lesser quality names. The Fund had relatively small positions in Information Technology and Materials because we have difficulty finding companies that meet our stringent criteria in these highly cyclical sectors.

- Quality companies tend to lag during sharp market rebounds like the one we experienced during 2009. As markets normalize and, hopefully, continue on a moderate growth trend going forward, we believe that high quality companies have the potential to perform as well as or better than lower quality companies. We remain confident that the Fund is well-positioned for the long-term.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INVESTING INTERNATIONALLY, ESPECIALLY IN EMERGING MARKETS, INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL, ACCOUNTING, ECONOMIC AND MARKET RISK. BECAUSE THE FUND IS HEAVILY WEIGHTED IN A SINGLE SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION. INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN LARGER, MORE ESTABLISHED COMPANIES.

                                Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Consumer Staples                           31%
Financials                                 18
Utilities                                  12
Consumer Discretionary                      7
Industrials                                 7
Information Technology                      6
Telecommunication Services                  5
Other (includes short-term investments)    14
                                          ---
Total                                     100%
                                          ===

For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                                  Inception    Inception
                                   1 year   5 years   10 years   to 12/31/09     Date
                                   ------   -------   --------   -----------   ---------
CLASS I SHARES                      48.52%   13.42%     9.03%          --            --
CLASS A SHARES AT NAV(2)            48.12    13.17      8.76           --            --
CLASS A SHARES AT POP(3,4)          39.60    11.84      8.12           --            --
CLASS C SHARES AT NAV(2)            47.29       --        --         9.63%      6/26/06
CLASS C SHARES WITH CDSC(4)         47.29       --        --         9.63       6/26/06
S&P 500(R) INDEX                    26.46     0.42     -0.96       NOTE 5            --
MSCI EMERGING MARKETS FREE INDEX    78.51    15.51      9.78       NOTE 6            --

FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.47%, NET 1.42%; A SHARES 1.67%; C SHARES 2.42%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED -1.07% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(6) THE INDEX RETURNED 12.85% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 1999, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.


                Virtus Emerging          Virtus Emerging
             Markets Opportunities    Markets Opportunities     MSCI Emerging      S&P 500(R)
                  Fund Class I            Fund Class A        Markets Free Index     Index
12/31/99          $10,000                   $ 9,425                 $10,000         $10,000
12/29/00            7,145                     6,710                   6,917           9,081
12/31/01            7,101                     6,660                   6,736           8,003
12/31/02            6,971                     6,512                   6,320           6,234
12/31/03           10,534                     9,825                   9,848           8,024
12/31/04           12,645                    11,757                  12,365           8,896
12/30/05           16,594                    15,411                  16,569           9,334
12/29/06           21,506                    19,912                  21,899          10,807
12/31/07           29,547                    27,312                  30,524          11,401
12/31/08           15,984                    14,737                  14,245           7,183
12/31/09           23,738                    21,829                  25,428           9,084

For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
                                                                  I Share: HEQIX
VIRTUS VALUE EQUITY FUND                                          A Share: HIEZX
                                                                  C Share: PIQCX

- VIRTUS VALUE EQUITY FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation and current income.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 16.24%, Class A shares returned 15.92% and Class C shares returned 14.96%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 26.46% and the Russell 1000(R) Value Index, which is the Fund's style-specific benchmark, returned 19.69%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- As the year began economic data clearly showed a broad and intensified deterioration as the year old financial crisis continued to impact the broader economy. As businesses looked to conserve cash and weather the economic storm, many announced layoffs and lowered earnings forecasts. The impact from declining manufacturers output, falling consumer confidence, rising unemployment and inaccessible credit markets for many businesses and consumers, led to meaningfully lower spending. In response, the U.S. Federal Reserve lowered key interest rates to their lowest level in five years. However, the markets continued to be negatively influenced by weak economic indicators such as a continued contraction in manufacturing, few signs of a recovery in the housing market and continued rise in unemployment. By the end of the first quarter, the market rallied on some unexpected positive news regarding the manufacturing sector strength and select, challenged financial institutions had better-than-expected earnings forecast.

- The global markets staged an impressive recovery during the period, albeit fragile, as economic conditions continued to improve. The financial markets' sizable recovery from 1st quarter lows has been in large part due to substantial governmental fiscal and monetary intervention. The government efforts stabilized the markets at a crucial junction and in the near-term partially offset weaker end-user demand. The markets' impressive gains were primarily generated by rebounding low-price, beaten-down issues, many driven down by fundamental concerns. Importantly, we are starting to see early signs that the significant junk rally has begun to abate as the market slowly returns to rewarding issues with improving fundamentals. Still weighing on consumer confidence however continues to be high unemployment (at a 26-year high during the period) and the soft housing markets.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

- The challenging issue during the period was that issues with reasonable-to-improving fundamentals underperformed relative to names with a weakened outlook. History would suggest that the recent performance trend of low-quality issues outperforming is not sustainable. Lower quality issues typically have weaker fundamentals. In general during the period growth-style investing has outperformed value for the quarter and year-to-date.

- Sector allocation added to results whereas issue selection detracted from performance. The portfolio benefited from its positions in Utilities, Telecommunications and Materials whereas Consumer Discretionary, Financials, Industrials and Energy detracted from results. Issues that contributed positively to results (on a weighed contribution basis) were Hewlett Packard, a global provider of computer technology and service, International Business Machines, a global manufacturer of information technology products and services, Apple Inc. a global computer manufacturer and associated software and peripherals predominantly in the consumer markets and TJX Cos., an off-price retailer of apparel and home fashions. Issues that detracted from results were Procter & Gamble, a global manufacturer and sales of consumer goods, Exxon Mobil, global energy producer and distributor and Bank of America, a financial holding company of banking and non-banking services.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

THERE IS NO GUARANTEE THAT THE FUND WILL MEET ITS OBJECTIVE.

                                Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Financials                                 19%
Energy                                     16
Health Care                                14
Information Technology                     10
Consumer Discretionary                      9
Materials                                   8
Telecommunication Services                  8
Other (includes short-term investments)    16
                                          ---
Total                                     100%
                                          ===

For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                             Inception    Inception
                              1 year   5 years   10 years   to 12/31/09      Date
                              ------   -------   --------   -----------   ---------
CLASS I SHARES                 16.24%    1.28%     3.03%          --            --
CLASS A SHARES AT NAV(2)       15.92     1.03      2.77           --            --
CLASS A SHARES AT POP(3, 4)     9.26    -0.16      2.16           --            --
CLASS C SHARES AT NAV(2)       14.96       --        --        -3.56%      6/26/06
CLASS C SHARES WITH CDSC(4)    14.96       --        --        -3.56       6/26/06
S&P 500(R) INDEX               26.46     0.42     -0.96       NOTE 5            --
RUSSELL 1000(R) VALUE INDEX    19.69    -0.25      2.47       NOTE 6            --

FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.94%, NET 0.89%; A SHARES 1.14%; C SHARES 1.89%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED -1.07% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(6) THE INDEX RETURNED -3.75% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 1999, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.


              Virtus Value    Virtus Value
              Equity Fund     Equity Fund    Russell 1000(R)    S&P 500(R)
                Class I         Class A        Value Index        Index
12/31/99        $10,000         $ 9,425          $10,000        $10,000
12/29/00         10,848          10,195           10,701          9,081
12/31/01         10,523           9,862           10,103          8,003
12/31/02          8,315           7,777            8,535          6,234
12/31/03         10,699           9,984           11,098          8,024
12/31/04         12,639          11,767           12,928          8,896
12/30/05         14,221          13,199           13,840          9,334
12/29/06         16,514          15,291           16,919         10,807
12/31/07         18,182          16,794           16,890         11,401
12/31/08         11,590          10,683           10,666          7,183
12/31/09         13,472          12,384           12,766          9,084

      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  I Share: HHYIX
VIRTUS HIGH YIELD INCOME FUND                                     A Share: HHYZX
                                                                  C Share: PYHCX

- VIRTUS HIGH YIELD INCOME FUND (THE "FUND") is diversified and has an investment objective to seek to provide a high level of total return through a combination of income and capital appreciation.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 31.67%, Class A shares returned 31.60% and Class C shares returned 30.49%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.93% and the Barclays Capital U.S. High Yield Bond 2% Issuer Cap Index, which is the Fund's style-specific benchmark, returned 58.76%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- In 2009, the high yield market posted its highest total return in history. Once the "end of the world" mentality that took hold of the markets in the second half of 2008 abated, the pendulum swung 180 degrees and investors quickly bid up high yielding regardless of rating. That which was shunned in 2008, had a new lease on life. Throughout 2009, companies improved their financial outlook by taking advantage of restructuring opportunities. Decreasing default rates and record mutual fund inflows also combined to propel returns to all time highs.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

- Underweight to Low Quality -- Our management style is to be underweight the lowest rated and lowest quality parts of the index. During times of extensive risk taking, as witnessed in 2009, higher quality bonds will tend to underperform lower quality. Our underweight to CCC and lower rated credits was the major reason the Fund underperformed its benchmark. At the end of the fourth quarter, we had a 621 basis point underweight to CCC and below. The majority of the funds under-performance can be attributed to this underweight. The CCC part of the index returned +90.65% for the 12 months ending December 31, 2009. The CC and below part of the index returned 136.34% for the same timeframe. These two ratings represent approximately 25% of the index. Low quality financials and over-levered LBO's led the CCC and below returns.

- High Cash Balances -- During the fourth quarter of 2008 and the first quarter of 2009, we significantly raised our cash balances as we took a firm wide strategic view that a weakening economy would increase defaults and drive high yield prices lower, thereby dictating higher than average cash holdings in the portfolio. This high quality, conservative posture of maintaining a higher cash balance negatively impacted our performance.

- Fallen Angel Financials and Bank Hybrid Securities -- Several fallen angel (formerly Investment Grade) financial companies (e.g. AIG, CIT) that became distressed in 2008/early 2009 enjoyed a government stimulated risk rally during most of 2009. We have very little exposure to fallen angel financials and no exposure to hybrid securities in the fund as they don't meet a higher quality focus.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

THE FUND MAY INVEST IN HIGH YIELD BONDS, WHICH MAY BE SUBJECT TO GREATER CREDIT AND MARKET RISKS. AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM SECURITIES. INVESTING INTERNATIONALLY INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL, ACCOUNTING, ECONOMIC AND MARKET RISK.

                                Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Corporate Bonds                                 96%
   Consumer Discretionary                 30%
   Telecommunication Services             19
   Consumer Staples                       13
   Industrials                             9
   Energy                                  8
   All Other Sectors                      17
Loan Agreements                                  2
Other (includes short-term investments)          2
                                               ---
Total                                          100%
                                               ===

          For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                       Inception      Inception
                                   1 year   5 years   to 12/31/09       Date
                                   ------   -------   -----------   ------------
CLASS I SHARES                      31.67%   2.75%         6.25%       9/20/02
CLASS A SHARES AT NAV(2)            31.60    2.54          4.19        5/17/04
CLASS A SHARES AT POP(3,4)          25.35    1.54          3.29        5/17/04
CLASS C SHARES AT NAV(2)            30.49      --          2.48        6/26/06
CLASS C SHARES WITH CDSC(4)         30.49      --          2.48        6/26/06
BARCLAYS CAPITAL U.S. AGGREGATE
   BOND INDEX                        5.93    4.97        NOTE 5             --
BARCLAYS CAPITAL U.S. HIGH YIELD
   BOND 2% ISSUER CAP INDEX         58.76    6.49        NOTE 6             --

FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.81%, NET 0.76%; A SHARES 1.01%; C SHARES 1.76%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED 4.84% FOR CLASS I SHARES, 5.34% FOR CLASS A SHARES AND 6.81% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.

(6) THE INDEX RETURNED 10.33% FOR CLASS I SHARES, 8.06% FOR CLASS A SHARES AND 7.96% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.

(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on 9/20/02 (inception date of the class) in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


              Virtus High         Barclays Capital
             Yield Income      U.S. High Yield Bond        Barclays Capital
             Fund Class I     - 2% Issuer Cap Index    U.S. Aggregate Bond Index
9/20/02         $10,000              $10,000                $10,000
12/31/02         10,390               10,443                 10,195
12/31/03         12,275               13,449                 10,613
12/31/04         13,582               14,947                 11,073
12/30/05         13,845               15,359                 11,342
12/29/06         14,858               17,011                 11,834
12/31/07         15,232               17,396                 12,658
12/31/08         11,814               12,894                 13,322
12/31/09         15,586               20,471                 14,111

          For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  I Share: HIGIX
VIRTUS INTERMEDIATE GOVERNMENT BOND FUND                          A Share: HIGZX

- VIRTUS INTERMEDIATE GOVERNMENT BOND FUND (THE "FUND") is diversified and has an investment objective to seek to provide a high level of current income, consistent with preservation of capital.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 0.99% and Class A shares returned 0.74%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.93% and the Barclays Capital U.S. Government Intermediate Bond Index, which is the Fund's style-specific benchmark, returned -0.32%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

What a difference a year makes(!) Liquidity concerns from late 2008/early 2009 all but vanished by year end, as Fed programs initiated to ease market turmoil achieved success. While the year wore on, investors no longer looked for the safest vehicle, but one that delivered the greatest return. As a result, investors' need for Treasury holdings diminished; opting instead for the spread sectors and hoping to capture the historic yield spreads offered early in the year. Add in record setting issuance by the Treasury and you have a recipe for rising interest rates. However, with short rates anchored near zero due to Fed policy, the intermediate and longer rates bore the brunt of the negative sentiment and supply, causing the yield curve to steepen quite dramatically, ending the year at 350 basis points between two and 30 year maturities, nearly 50% steeper than 2008. For the year, Treasury returns were negative for all maturities as the modest coupon income was unable to cushion the negative price movement associated with the rising rates. Spread sectors, on the other hand, benefited from historically wide spreads at the start of the year along with growing investor demand, and posted considerably strong nominal and excess returns for the year.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

The fund was positioned to take advantage of the market trends throughout 2009. The duration position was short as a defensive response to calming markets and increasing Treasury supply. This decision proved to be fruitful as the short position added to the fund's outperformance. An overweight to the various spread sectors also added to the fund's excess returns relative to the index. Exposure to FDIC insured bonds, government guaranteed residential and commercial mortgages as well as agency debt provided significant yield relative to the benchmark. As a result, the fund was able to deliver positive returns in a rising rate environment versus the negative return of the benchmark.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

THE GUARANTEE ON U.S. GOVERNMENT SECURITIES APPLIES ONLY TO THE UNDERLYING SECURITIES OF THE FUND'S PORTFOLIO, AND NOT TO THE VALUE OF THE FUND'S SHARES. AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM SECURITIES.

                                Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

U.S. Government Agency Obligations         50%
Mortgage-Backed Securities                 31
U.S. Government Securities                 17
Other (includes short-term investments)     2
                                          ---
Total                                     100%
                                          ===

For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                           1 year   5 years   10 years
                                                           ------   -------   --------
CLASS I SHARES                                              0.99%    4.82%      6.04%
CLASS A SHARES AT NAV(2)                                    0.74     4.56       5.77
CLASS A SHARES AT POP(3, 4)                                -4.04     3.54       5.26
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                  5.93     4.97       6.33
BARCLAYS CAPITAL U.S. GOVERNMENT INTERMEDIATE BOND INDEX   -0.32     4.74       5.65

FUND EXPENSE RATIOS(5): I SHARES: GROSS 0.89%,
   NET 0.51%; A SHARES: GROSS 1.09%, NET 0.76%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASS A SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. THE CDSC CHARGES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME AND A VOLUNTARY FEE LIMITATION OF TOTAL OPERATING EXPENSES. THIS LIMITATION MAY DISCONTINUE AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND VOLUNTARY EXPENSE LIMITATIONS. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 1999, for Class I and Class A shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                    Barclays Capital
         Virtus Intermediate  Virtus Intermediate    U.S. Government   Barclays Capital
           Government Bond      Government Bond      Intermediate       U.S. Aggregate
            Fund Class I         Fund Class A         Bond Index         Bond Index
12/31/99      $10,000             $ 9,525               $10,000            $10,000
12/29/00       11,318              10,753                11,047             11,163
12/31/01       12,193              11,557                11,977             12,105
12/31/02       13,461              12,726                13,132             13,347
12/31/03       13,785              13,000                13,432             13,895
12/31/04       14,205              13,363                13,746             14,498
12/30/05       14,559              13,662                13,977             14,850
12/29/06       15,194              14,223                14,514             15,493
12/31/07       16,256              15,179                15,743             16,573
12/31/08       17,795              16,575                17,386             17,441
12/31/09       17,972              16,698                17,329             18,475


For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  I Share: HIXIX
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND                          A Share: HIXZX
                                                                  C Share: PCXIX

- VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND (THE "FUND") is diversified and has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 17.76%, Class A shares returned 17.46% and Class C shares returned 16.69%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.93% and the Barclays Capital U.S. Municipal Bond: 3-15 Year Index, which is the Fund's style-specific benchmark, returned 9.46%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- The municipal bond market spent the first quarter of 2009 recovering from the credit crisis in 2008. On the long end, strong performance continued through December 2009, when Treasury yields moved substantially higher and intermediate muni yields followed somewhat, but long-term muni yields continued their decline.

- Municipal yields rose considerably in 2008 as the capital markets collapsed, bond fund flows turned negative and leveraged investors unwound their positions. Performance in 2009 rebounded from an overdone sell-off.

- Investors sought protection from risk in the Treasury market. The supply/demand imbalance has been largely unwound, causing Treasury yields to rebound as municipals outperformed Treasuries.

- The collapse in short-term yields has forced investors to seek alternatives. In tax-exempt money market funds, yields are effectively down to zero forcing many investors further out on the yield curve.

- Individual investors still have large amounts in low-yielding short-term instruments, providing firm support to the municipal market.

- Flows into tax-exempt bond funds were impressive in 2009 with total flows of approximately $77.0 billion. The prior record was $42.9 billion in 1993, so 2009 flows beat the record by a significant margin.

- Issuance of taxable Build America Bonds ("BAB") has transformed the municipal market. Issuance of BABs started in April 2009, with large deals for the State of California and the New Jersey Turnpike. For 2009, $64.1 billion of BABs were issued; BABs decrease supply otherwise available to tax-exempt investors.

- From a sector perspective, general purpose had the largest percentage (60.0%) of municipal new issuance and dollar amount increase ($48.1 billion) from last year, with $128.3 billion in bond issuance this year. Healthcare issuance ($44.5 billion) had the largest dollar decrease (-$16.6 billion) and housing bonds ($10.4 billion) the largest percentage decline (-40.2%).

- Year-to-date, California has issued $72.0 billion in bonds, the largest among state issuers and a 37.4% increase from last year. New York and Texas have issued $43.7 billion and $32.7 billion, respectively, ranking second and third. New York issuance increased 9.8%, and Texas fell 20.7% from last year.

- During 2009, munis experienced their sharpest rally in 14 years as policymakers engaged in a massive effort to stabilize financial markets and restore the economy. The federal funds rate remained at historical lows for the entire year and Congress passed the American Recovery and Reinvestment Act of 2009.

- Absolute yields trended mostly lower in the first three quarters of the year before retracing some of the gains in the last quarter. By year end, high-grade yields in the 5-, 10- and 30-year area were lower by 91 bps, 53 bps and 90 bps respectively.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

- The Fund emphasizes quality security selection combined with premium bond structures in the intermediate maturity range. During the year, total rate of return rewarded higher-quality securities where the Fund is overweight.

- The Fund is overweight premium structures, which enhanced performance. In fact, within the investment grade sector of the municipal market, coupon income was a significant contributor to total return.

- The Fund remains vigilant against the prospect of higher interest rates and favors high-quality, liquid structures. Specifically, the Fund's average quality is AA. Additionally, the Fund favors both essential-purpose revenue bonds and dedicated revenue bonds which outperformed during the year. Essential-purpose revenue bonds such as toll roads are largely immune to economic swings and benefit from a defined, segregated flow of revenue payments.

- The key driver of performance was the massive tightening in spreads from their historically wide levels at the height of the credit crisis in mid-December 2008.

- The riskier sectors of the muni market saw the highest total returns, reflecting their recovery from the severe price declines and limited liquidity they suffered in 2008.

- The Fund took advantage of perceived security mis-pricings in late 2008 and early 2009 resulting from the general lack of liquidity in the market and the reallocation to the highest rated securities by many investors. Issuers increased yields on new issues to assure adequate demand.

- Many of the bonds which experienced the worst performance in 2008 rebounded strongly in 2009. The credit review of the bonds in 2008 revealed technical factors rather than credit factors as the source of the underperformance in most cases.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

A PORTION OF INCOME MAY BE SUBJECT TO SOME STATE AND/OR LOCAL TAXES AND, FOR CERTAIN INVESTORS, A PORTION MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM SECURITIES. INVESTING IN MUNICIPAL BONDS INVOLVES MARKET RISK AND CREDIT RISK.

                                Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Municipal Bonds                                 95%
   Alabama                                13%
   New York                                8
   California                              7
   Colorado                                6
   Illinois                                6
   All Other States                       55
Other (includes short-term investments)          5
                                               ---
Total                                          100%
                                               ===

For information regarding the indexes and certain investment terms, see the Key
                      Investment Terms starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                                                   Inception   Inception
                                                       1 year  5 years  10 years  to 12/31/09     Date
                                                       ------  -------  --------  -----------  ---------
CLASS I SHARES                                         17.76%   3.86%     5.32%         --          --
CLASS A SHARES AT NAV(2)                               17.46    3.60        --        4.29%     1/16/01
CLASS A SHARES AT POP(3, 4)                            11.88    2.60        --        3.72      1/16/01
CLASS C SHARES AT NAV(2)                               16.69      --        --        3.83      6/26/06
CLASS C SHARES WITH CDSC(4)                            16.69      --        --        3.83      6/26/06
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX              5.93    4.97      6.33      NOTE 5           --
BARCLAYS CAPITAL U.S. MUNICIPAL BOND: 3-15 YEAR INDEX   9.46    4.49      5.60      NOTE 6           --

FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.70%, NET 0.60%; A SHARES: GROSS 0.90%, NET 0.85%; C SHARES: GROSS 1.65%, NET 1.60%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED 5.73% FOR CLASS A SHARES AND 6.81% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.

(6) THE INDEX RETURNED 5.02% FOR CLASS A SHARES AND 5.75% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.

(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME AND A VOLUNTARY FEE LIMITATION OF TOTAL OPERATING EXPENSES. THIS LIMITATION MAY DISCONTINUE AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND VOLUNTARY EXPENSE LIMITATIONS. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on 12/31/99 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


            Virtus Intermediate   Barclays Capital      Barclays Capital
              Tax-Exempt Bond    U.S. Municipal Bond:    U.S. Aggregate
                Fund Class I       3-15 Year Index         Bond Index
12/31/99         $10,000              $10,000               $10,000
12/29/00          11,121               10,993                11,163
12/31/01          11,742               11,572                12,105
12/31/02          12,895               12,690                13,347
12/31/03          13,494               13,338                13,895
12/31/04          13,901               13,840                14,498
12/30/05          14,205               14,152                14,850
12/29/06          14,837               14,742                15,493
12/31/07          15,346               15,399                16,573
12/31/08          14,265               15,748                17,441
12/31/09          16,798               17,237                18,475

      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  I Share: HIBIX
VIRTUS SHORT/INTERMEDIATE BOND FUND                               A Share: HIMZX
                                                                  C Share: PCMZX

- VIRTUS SHORT/INTERMEDIATE BOND FUND (THE "FUND") has an investment objective to seek to provide a high level of total return, including a competitive level of current income.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 13.39%, Class A shares returned 13.00% and Class C shares returned 12.26%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.93% and the Barclays Capital Intermediate U.S. Government/Credit Bond Index, which is the Fund's style-specific benchmark, returned 5.24%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- A year since the feared potential collapse of the global financial system, investors have enthusiastically returned to risk markets. Securitized assets, whose valuations were most violently discounted in 2008, experienced the strongest rebound, posting double digit excess returns previously believed untenable for high quality assets.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

- For 2009, exposure to high quality securitized assets was the overwhelming source of alpha. The Fund further benefited from superior security selection in the investment grade corporate sector, as the credit team took advantage of opportunities presented as a result of investor reaction to the flow of often contradictory news about the recovery and the scope of government regulation. Additionally, relative to the market benchmark, with Treasury rates rising on the year, the Fund's yield curve strategy was a positive contributor to results, as the Fund was positioned modestly short in recognition of the long-term unsustainability of currently low Treasury yields.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM SECURITIES. INVESTING INTERNATIONALLY INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL, ACCOUNTING, ECONOMIC AND MARKET RISK.

                                Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Corporate Bonds                                47%
   Financials                            19%
   Telecommunication Services             5
   All Other Sectors                     23
Mortgage-Backed Securities                     20
U.S. Government Securities                     16
Asset-Backed Securities                        12
Other (includes short-term investments)         5
                                              ---
Total                                         100%
                                              ===

      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                                                             Inception   Inception
                                                                 1 year  5 years  10 years  to 12/31/09    Date
                                                                 ------  -------  --------  -----------  ---------
CLASS I SHARES                                                   13.39%   4.16%     5.23%          --          --
CLASS A SHARES AT NAV(2)                                         13.00    3.88      4.96           --          --
CLASS A SHARES AT POP(3, 4)                                       7.63    2.87      4.45           --          --
CLASS C SHARES AT NAV(2)                                         12.26      --        --         4.58%    6/26/06
CLASS C SHARES WITH CDSC(4)                                      12.26      --        --         4.58     6/26/06
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                        5.93    4.97      6.33       NOTE 5          --
BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT BOND INDEX   5.24    4.66      5.93       NOTE 6          --

FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.79%, NET 0.70%; A SHARES: GROSS 0.99%, NET 0.95%; C SHARES: GROSS 1.74%, NET 1.70%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED 6.81% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(6) THE INDEX RETURNED 6.40% FOR CLASS C SHARES SINCE THE INCEPTION DATE (6/26/06).

(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME AND A VOLUNTARY FEE LIMITATION OF TOTAL OPERATING EXPENSES. THIS LIMITATION MAY DISCONTINUE AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND VOLUNTARY EXPENSE LIMITATIONS. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 1999, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

                                                   Barclays Capital
                Virtus              Virtus         Intermediate U.S.   Barclays Capital
          Short/Intermediate  Short/Intermediate   Government/Credit    U.S. Aggregate
          Bond Fund Class I    Bond Fund Class A      Bond Index         Bond Index
12/31/99       $10,000             $ 9,525             $10,000             $10,000
12/29/00        11,040              10,489              11,011              11,163
12/31/01        11,908              11,286              11,998              12,105
12/31/02        12,671              11,979              13,178              13,347
12/31/03        13,191              12,440              13,746              13,895
12/31/04        13,576              12,772              14,164              14,498
12/30/05        13,761              12,913              14,388              14,850
12/29/06        14,346              13,428              14,975              15,493
12/31/07        15,005              14,010              16,081              16,573
12/31/08        14,680              13,673              16,898              17,441
12/31/09        16,647              15,450              17,784              18,475

      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  I Share: HXBIX
VIRTUS TAX-EXEMPT BOND FUND                                       A Share: HXBZX
                                                                  C Share: PXCZX

- VIRTUS TAX-EXEMPT BOND FUND (THE "FUND") is diversified and has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.

- For the fiscal year ended December 31, 2009, the Fund's Class I shares returned 18.26%, Class A shares returned 17.96% and Class C shares returned 17.18%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.93% and the Barclays Capital U.S. Municipal Bond Index, which is the Fund's style-specific benchmark, returned 12.91%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

- The municipal bond market spent the first quarter of 2009 recovering from the credit crisis in 2008. On the long end, strong performance continued through December 2009, when Treasury yields moved substantially higher and intermediate muni yields followed somewhat, but long-term muni yields continued their decline.

- Municipal yields rose considerably in 2008 as the capital markets collapsed, bond fund flows turned negative and leveraged investors unwound their positions. Performance in 2009 rebounded from an overdone sell-off.

- Investors sought protection from risk in the Treasury market. The supply/demand imbalance has been largely unwound, causing Treasury yields to rebound as municipals outperformed Treasuries.

- The collapse in short-term yields has forced investors to seek alternatives. In tax-exempt money market funds, yields are effectively down to zero forcing many investors further out on the yield curve.

- Individual investors still have large amounts in low-yielding short-term instruments, providing firm support to the municipal market.

- Flows into tax-exempt bond funds were impressive in 2009 with total flows of approximately $77 billion. The prior record was $42.9 billion in 1993, so 2009 flows beat the record by a significant margin.

- Issuance of taxable Build America Bonds has transformed the municipal market. Issuance of BABs started in April 2009, with large deals for the State of California and the New Jersey Turnpike. For 2009, $64.1 billion of BABs were issued; BABs decrease supply otherwise available to tax-exempt investors.

- From a sector perspective, general purpose had the largest percentage (60.0%) of municipal new issuance and dollar amount increase ($48.1bn) from last year, with $128.3bn in bond issuance this year. Healthcare issuance ($44.5bn) had the largest dollar decrease (-$16.6bn) and housing bonds ($10.4bn) the largest percentage decline (-40.2%).

- Year-to-date, California has issued $72.0bn in bonds, the largest among state issuers and a 37.4% increase from last year. New York and Texas have issued $43.7bn and $32.7bn, respectively, ranking second and third. New York issuance increased 9.8%, and Texas fell 20.7% from last year.

- During 2009, munis experienced their sharpest rally in 14 years as policymakers engaged in a massive effort to stabilize financial markets and restore the economy. The federal funds rate remained at historical lows for the entire year and Congress passed the American Recovery and Reinvestment Act of 2009.

- Absolute yields trended mostly lower in the first three quarters of the year before retracing some of the gains in the last quarter. By year end, high-grade yields in the 5-, 10- and 30-year area were lower by 91 bps, 53 bps and 90 bps respectively.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

- The Fund emphasizes quality security selection combined with premium bond structures in the longer maturity range. During the year, total rate of return rewarded higher-quality securities where the Fund is overweight.

- The Fund is overweight premium structures, which enhanced performance. In fact, within the investment grade sector of the municipal market, coupon income was a significant contributor to total return.

- The Fund remains vigilant against the prospect of higher interest rates and favors high-quality, liquid structures. Specifically, the Fund's average quality is AA. Additionally, the Fund favors both essential-purpose revenue bonds and dedicated revenue bonds which outperformed during the year. Essential-purpose revenue bonds such as toll roads are largely immune to economic swings and benefit from a defined, segregated flow of revenue payments.

- The key driver of performance was the massive tightening in spreads from their historically wide levels at the height of the credit crisis in mid-December 2008.

- The riskier sectors of the muni market saw the highest total returns, reflecting their recovery from the severe price declines and limited liquidity they suffered in 2008.

- The Fund took advantage of perceived security mis-pricings in late 2008 and early 2009 resulting from the general lack of liquidity in the market and the reallocation to the highest rated securities by many investors. Issuers increased yields on new issues to assure adequate demand.

- Many of the bonds which experienced the worst performance in 2008 rebounded strongly in 2009. The credit review of the bonds in 2008 revealed technical factors rather than credit factors as the source of the underperformance in most cases.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

A PORTION OF INCOME MAY BE SUBJECT TO SOME STATE AND/OR LOCAL TAXES AND, FOR CERTAIN INVESTORS, A PORTION MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM SECURITIES. INVESTING IN MUNICIPAL BONDS INVOLVES MARKET RISK AND CREDIT RISK.

                         Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Municipal Bonds                                 97%
   New York                               14%
   Texas                                   9
   Massachusetts                           8
   California                              7
   Pennsylvania                            6
   Puerto Rico                             5
   All Other States                       48
Other (includes short-term investments)          3
                                               ---
Total                                          100%
                                               ===


      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                                        Inception   Inception
                                            1 year  5 years  10 years  to 12/31/09    Date
                                            ------  -------  --------  -----------  ---------
CLASS I SHARES                              18.26%   4.43%     6.27%         --           --
CLASS A SHARES AT NAV(2)                    17.96    4.17        --        5.15%     1/30/01
CLASS A SHARES AT POP(3, 4)                 12.36    3.16        --        4.58      1/30/01
CLASS C SHARES AT NAV(2)                    17.18      --        --        4.49      6/26/06
CLASS C SHARES WITH CDSC(4)                 17.18      --        --        4.49      6/26/06
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX   5.93    4.97      6.33      NOTE 5           --
BARCLAYS CAPITAL U.S. MUNICIPAL BOND INDEX  12.91    4.32      5.75      NOTE 6           --

FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.75%, NET 0.60%; A SHARES: GROSS 0.95%, NET 0.85%; C SHARES: GROSS 1.70%, NET 1.60%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INDEX RETURNED 5.67% FOR CLASS A SHARES AND 6.81% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.

(6) THE INDEX RETURNED 5.05% FOR CLASS A SHARES AND 5.13% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.

(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME AND A VOLUNTARY FEE LIMITATION OF TOTAL OPERATING EXPENSES. THIS LIMITATION MAY DISCONTINUE AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND VOLUNTARY EXPENSE LIMITATIONS. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 12/31/99 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

                                     Barclays Capital U.S.    Barclays Capital
                Virtus Tax-Exempt       Municipal Bond         U.S. Aggregate
                Bond Fund Class I           Index                Bond Index
12/31/99            $10,000               $10,000                $10,000
12/29/00             11,441                11,169                 11,163
12/31/01             12,130                11,742                 12,105
12/31/02             13,514                12,870                 13,347
12/31/03             14,300                13,554                 13,895
12/31/04             14,794                14,161                 14,498
12/30/05             15,202                14,659                 14,850
12/29/06             15,911                15,368                 15,493
12/31/07             16,460                15,885                 16,573
12/31/08             15,530                15,492                 17,441
12/31/09             18,372                17,492                 18,475


      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS                                               TICKER SYMBOLS:
                                                                  I Share: HGCXX
VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND                       A Share: HIGXX

- VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND (THE "FUND") is diversified and has an investment objective to seek to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

HOW DID THE MARKET PERFORM AND WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE FISCAL YEAR?

- Concern over economic weaknesses continued to mount, the Federal Reserve kept the overnight interest rate from at a record low 0 - 0.25% for the entire year.

- The pessimism in the markets reached their crescendo on March 9, 2009 when the S&P 500 bottomed out at 676.53 and the Dow Jones dropped to 6,547.05. The rest of the year saw a dramatic rise of over 50% in both markets. As confidence grew that the worst had passed.

- Even though the U.S. Treasury Temporary Guarantee Program for Money Market Funds expired on September 18, 2009 the market remained flooded with various forms of quantitative easing programs. The Federal Reserve continued to insist that inflation is not a pending threat to low rates.

- By December the Agency and Treasury markets were once again in high demand. Similar to the end of 2008, several investors purchased Treasury Bills at a negative yield in an attempt to park money at year-end.

- The Fund performed well with ample amounts of liquidity. Despite withdrawals in the 3rd and 4th quarters and micro and macro challenges within the United States, the world, and the money market arena, this fund finished the year in the top 8% among its peer group.

- The main factor that affected the Fund results was the tremendous amount of money that existed in the front-end of the market. This surplus of funds caused spreads to tighten and rates to decline throughout the year. A dramatic decline in issuance and continued US Government intervention with funding and its quantitative easing programs also greatly affected the Fund's performance.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE GUARANTEE ON U.S. GOVERNMENT SECURITIES APPLIES ONLY TO THE UNDERLYING SECURITIES OF THE FUND'S PORTFOLIO, AND NOT TO THE VALUE OF THE FUND'S SHARES.

                         Asset Allocation

  The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Federal Agency Securities     64%
Repurchase Agreements         26
U.S. Government Securities    10
                             ---
Total                        100%
                             ===

      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                              1 year   5 years   10 years
                                              ------   -------   --------
CLASS I SHARES                                 0.30%    3.10%      2.96%
CLASS A SHARES AT NAV(2)                       0.09     2.81       2.64

FUND EXPENSE RATIOS(3): I SHARES: GROSS 0.26%, NET 0.21%; A SHARES: 0.56%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2)  "NAV" (NET ASSET VALUE).

(3) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 12/31/99 in Class I and Class A shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gain distributions are reinvested.

                  Virtus Insight              Virtus Insight
                  Government Money           Government Money
                 Market Fund Class I        Market Fund Class A
12/31/99              $10,000                    $10,000
12/29/00               10,624                     10,587
12/31/01               11,053                     10,976
12/31/02               11,235                     11,119
12/31/03               11,351                     11,193
12/31/04               11,490                     11,292
12/30/05               11,842                     11,596
12/29/06               12,424                     12,148
12/31/07               13,054                     12,720
12/31/08               13,347                     12,961
12/31/09               13,388                     12,972


      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS                                               TICKER SYMBOLS:
                                                                  I Share: HACXX
VIRTUS INSIGHT MONEY MARKET FUND                                  A Share: HICXX
                                                                  E Share: HECXX

- VIRTUS INSIGHT MONEY MARKET FUND (THE "FUND") is diversified and has an an investment objective to seek to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

HOW DID THE MARKET PERFORM AND WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE FISCAL YEAR?

- Concern over economic weaknesses continued to mount, the Federal Reserve kept the overnight interest rate from at a record low 0 - 0.25% for the entire year.

- The pessimism in the markets reached their crescendo on March 9, 2009 when the S&P 500 bottomed out at 676.53 and the Dow Jones dropped to 6,547.05. The rest of the year saw a dramatic rise of over 50% in both markets. As confidence grew that the worst had passed.

- Even though the U.S. Treasury Temporary Guarantee Program for Money Market Funds expired on September 18, 2009 the market remained flooded with various forms of quantitative easing programs. The Federal Reserve continued to insist that inflation is not a pending threat to low rates.

- By December the Agency and Treasury markets were once again in high demand. Similar to the end of 2008, several investors purchased Treasury Bills at a negative yield in an attempt to park money at year-end.

- The Fund performed well with ample amounts of liquidity. Despite micro and macro challenges within the United States, the world, and the money market arena, this fund finished the year in the top 7% among its peer group.

- The main factor that affected the Fund results was the tremendous amount of money that existed in the front-end of the market. This surplus of funds caused spreads to tighten and rates to decline throughout the year. A dramatic decline in issuance and continued US Government intervention with funding and its quantitative easing programs also greatly affected the Fund's performance.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. INVESTING INTERNATIONALLY INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL, ACCOUNTING, ECONOMIC AND MARKET RISK.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Commercial Paper                           44%
Medium-Term Notes                          10
Money Market Mutual Funds                  10
Federal Agency Securities                  10
U.S. Government Securities                  9
Certificates of Deposit                     6
Other (includes short-term investments)    11
                                          ---
Total                                     100%
                                          ===

      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                 1 year   5 years   10 years
                                                 ------   -------   --------
CLASS I SHARES                                    0.62%    3.37%     3.16%
CLASS A SHARES AT NAV(2)                          0.31     3.07      2.83

FUND EXPENSE RATIOS(3): I SHARES: GROSS 0.24%, NET 0.19%; A SHARES: GROSS 0.54%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 12/31/99 in Class I and Class A shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gain distributions are reinvested.

               Virtus Insight       Virtus Insight
                Money Market         Money Market
                Fund Class I        Fund Class A
12/31/99         $10,000               $10,000
12/29/00          10,646                10,609
12/31/01          11,094                11,017
12/31/02          11,298                11,180
12/31/03          11,422                11,263
12/31/04          11,569                11,369
12/30/05          11,934                11,687
12/29/06          12,536                12,263
12/31/07          13,197                12,865
12/31/08          13,570                13,183
12/31/09          13,654                13,223


      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS                                               TICKER SYMBOLS:
                                                                  I Share: HTCXX
VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND                       A Share: HITXX

- VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND (THE "FUND") is diversified and has an investment objective to seek to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

HOW DID THE MARKET PERFORM AND WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE FISCAL YEAR?

- Compared to 2008, the short-term municipal market experienced a relatively low amount of volatility throughout 2009. The auction rate market began to show improvement. While these securities are not eligible to be held in tax-exempt money market funds, any stabilization of this sector can't help but be positive for the short-term market. After hitting multi-year lows in early March 2009, the equity markets staged a rally over the rest of the year, with the S&P and Dow Jones rising by over 50% each.

- Unfortunately the equity markets resurgence did not necessarily translate to confidence in the municipal markets. The Temporary Guarantee Program for Money Market Funds expired in September 2009. This program was created to help promote stability in money market funds and attempt to restore investor confidence and it helped maintain balances at pre-crisis levels in the Tax-Exempt Fund.

- Supply and demand of the variable rate securities has also heavily influenced the yields. Money fund managers continued to be only interested in the highest quality securities, no matter how low the rates. With so much uncertainty in the markets, most managers opted to stay invested in the most highly rated, liquid securities. The Virtus Insight Tax-Exempt Money Market Fund followed this strategy as the portfolio was heavily weighted in high quality variable rate demand notes. This structure benefited the Fund during the second and third quarters as variable rates spiked up. Towards the end of the fourth quarter, investor fears appeared to have been somewhat quelled. Demand resumed for variable rate securities and we witnessed a dramatic drop in rates.

- The short-term yield curve has provided no incentive to extend the portfolio. It has remained relatively flat throughout the past year. As a result, we have been very selective in our term purchases. We will continue to be diligent with our credit analysis of all securities in the Fund and of future purchases. Liquidity and quality of the portfolio continue to be our top priority.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. A PORTION OF INCOME MAY BE SUBJECT TO SOME STATE AND/OR LOCAL TAXES AND, FOR CERTAIN INVESTORS, A PORTION MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2009.

Variable Rate Demand Obligations    80%
Commercial Paper-Municipal           9
Money Market Mutual Funds            8
Municipal Tax-Exempt Bonds           3
                                   ---
Total                              100%
                                   ===

      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/09

                                                 1 year   5 years   10 years
                                                 ------   -------   --------
CLASS I SHARES                                    0.36%    2.34%      2.16%
CLASS A SHARES AT NAV(2)                          0.09     2.03       1.82

FUND EXPENSE RATIOS(3): I SHARES: GROSS 0.25%, NET 0.20%; A SHARES: 0.55%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/09 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
     EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS BEGINNING ON PAGE 82 FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 12/31/99 in Class I and Class A shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gain distributions are reinvested.

               Virtus Insight             Virtus Insight
              Tax-Exempt Money           Tax-Exempt Money
             Market Fund Class I        Market Fund Class A
12/31/99         $10,000                     $10,000
12/29/00          10,394                      10,358
12/31/01          10,675                      10,601
12/31/02          10,818                      10,706
12/31/03          10,915                      10,765
12/31/04          11,025                      10,835
12/30/05          11,271                      11,038
12/29/06          11,655                      11,389
12/31/07          12,066                      11,749
12/31/08          12,334                      11,968
12/31/09          12,378                      11,979


      For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

                         VIRTUS BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
U.S. GOVERNMENT SECURITIES--3.5%
U.S. Treasury Bond
   7.500%, 11/15/16                          $           378     $           476
   9.000%, 11/15/18                                      152                 213
   5.375%, 2/15/31                                       344                 380
   4.750%, 2/15/37                                       590                 603
U.S. Treasury Note
   4.250%, 11/15/13                                      200                 216
   1.875%, 4/30/14                                        45                  44
   4.000%, 2/15/15                                        60                  64
   4.875%, 8/15/16                                        97                 107
   4.000%, 8/15/18                                         5                   5
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,088)                                                   2,108
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.1%
Israel Government AID
   Bond Series 7-Z
   0.000%, 8/15/22                                       690                 365
Rowan Cos., Inc.
   4.330%, 5/1/19                                        271                 282
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $649)                                                       647
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--17.5%
AGENCY--9.2%
FHLMC
   5.500%, 7/1/35                                        355                 373
   6.000%, 12/1/36                                       337                 359
FHLMC REMIC
   2513, JE 5.000%, 10/15/17                             450                 476
   2886, BE 4.500%, 11/15/19                             260                 265
   2886, CK 5.000%, 11/15/19                             280                 290
   2835, HB 5.500%, 8/15/24                              305                 324
   2770, LA 4.500%, 4/15/33                              144                 149
FNMA
   4.500%, 1/1/20                                        197                 205
   7.500%, 11/1/26                                        --(5)               --(5)
   7.500%, 3/1/27                                          1                   2
   7.500%, 3/1/27                                          5                   6
   5.500%, 12/1/33                                       169                 177
   5.500%, 1/1/34                                        109                 114
   5.000%, 7/1/34                                        351                 362
   5.000%, 11/1/34                                        91                  94
   3.650%, 1/1/35(3)                                     137                 141
   6.000%, 3/1/35                                         71                  76
   5.500%, 6/1/35                                        130                 137
   5.500%, 7/1/35                                        167                 175
   5.000%, 9/1/35                                        293                 302
   6.500%, 5/1/36                                        340                 366
FNMA Grantor Trust 00-T8, A
   7.375%, 12/25/30 (3)                                   18                  19
FNMA REMIC
   04-15, AB
   4.000%, 9/25/17                                       307                 317
   02-73, OE
   5.000%, 11/25/17                                      400                 424
   (Interest Only) 97-20
   1.840%, 3/25/27(3)(6)                                 163                   4
GNMA
   8.000%, 11/15/26                                       17                  20
   7.000%, 9/15/31                                         4                   4
   5.500%, 7/15/33                                       129                 136

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
AGENCY--CONTINUED
GNMA Structured Securities
   02-53, B
   5.552%, 5/16/26                           $            77     $            79
   04-108, C
   5.039%, 12/16/32(3)                                   195                 199
                                                                 ---------------
                                                                           5,595
                                                                 ---------------
NON-AGENCY--8.3%
Adjustable Rate Mortgage
   Trust 05-11, 2A42
   5.292%, 2/25/36 (3)                                   560                 241
Bear Stearns Commercial
   Mortgage Securities
   06-PW14, A4
   5.201%, 12/11/38                                      165                 159
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-T22, A4
   5.463%, 4/12/38(3)                                    195                 196
   05-T18, A4
   4.933%, 2/13/42(3)                                    275                 269
   07-PW15, A2
   5.205%, 2/11/44                                       190                 192
Citigroup-Deutsche Bank
   Commercial Mortgage
   Trust 06-CD3, A2
   5.560%, 10/15/48                                      305                 312
Countrywide Home Loans
   Series 03-J6, 1A1
   5.500%, 8/25/33                                       165                 165
GMAC Mortgage Corp. Loan
   Trust 05-AR3, 3A3
   4.842%, 6/19/35 (3)                                    65                  62
Greenwich Capital Commercial
   Funding Corp. 07-GG9, A2
   5.381%, 3/10/39                                       230                 233
Lehman Brothers-UBS Commercial
   Mortgage Trust
   05-C2, A2
   4.821%, 4/15/30                                       191                 192
   06-C3, A4
   5.661%, 3/15/39(3)                                    330                 306
MASTR Adjustable Rate
   Mortgages Trust 05-8, 3A1
   6.000%, 12/25/35 (3)                                  442                 317
MASTR Alternative Loans Trust
   04-13, 12A1
   5.500%, 12/25/19                                      134                 134
   04-13, 8A1
   5.500%, 1/25/25                                       153                 150
MASTR Asset Securitization Trust
   03-7, 4A33
   5.250%, 9/25/33                                       173                 172
   03-10, 3A1
   5.500%, 11/25/33                                      252                 254
Morgan Stanley Mortgage Loan
   Trust 06-7, 5A2
   5.962%, 6/25/36 (3)                                   295                 166
Residential Funding Mortgage
   Securities II, Inc. 01-HS2, A5
   7.420%, 4/25/31 (3)                                    36                  35
Residential Funding Securities LLC
   03-RM2, AII
   5.000%, 5/25/18                                       216                 219

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
NON-AGENCY--CONTINUED
Structured Asset Securities Corp.
   03-34A, 6A
   4.992%, 11/25/33(3)                       $           118     $           101
   05-2XS, 2A2
   5.150%, 2/25/35(3)                                     85                  43
   05-15, 4A1
   6.000%, 8/25/35                                       165                 137
Structured Asset Securities Corp.
   (Interest Only)
   98-RF3, A 144A
   6.100%, 6/15/28 (4)(7)                                 48                   6
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates
   05-4, CB7
   5.500%, 6/25/35                                       310                 229
   05-6, 2A7
   5.500%, 8/25/35                                       204                 175
Washington Mutual Mortgage
   Pass-Through Certificates
   02-S8, 2A7
   5.250%, 1/25/18                                       145                 148
   03-S11, A1
   5.000%, 11/25/33                                      374                 369
Wells Fargo & Co. 05-AR4, B1
   4.357%, 4/25/35 (3)                                   203                  71
                                                                 ---------------
                                                                           5,053
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,314)                                                 10,648
                                                                 ---------------
ASSET-BACKED SECURITIES--4.4%
Capital Auto Receivables Asset Trust
   07-3, A3A 5.020%, 9/15/11                              78                  80
   07-3, A4 5.210%, 3/17/14                              260                 272
Capital One Multi-Asset
   Execution Trust 03-B5, B5
   4.790%, 8/15/13                                       240                 244
Chase Issuance Trust
   07-A15, A
   4.960%, 9/17/12                                       325                 335
Citibank Credit Card Issuance Trust
   07-B2, B2
   5.000%, 4/2/12                                        220                 222
   07-A5, A5
   5.500%, 6/22/12                                       435                 445
E*Trade RV & Marine
   Trust 04-1, A3
   3.620%, 10/8/18                                       113                 113
Ford Credit Auto Owner Trust
   09-B, A4
   4.500%, 7/15/14                                       215                 226
Mercedes-Benz Auto Receivables
   Trust 09-1, A3
   1.670%, 1/15/14                                       315                 315
Triad Auto Receivables Owner
   Trust 07-B, A4A
   5.430%, 7/14/14                                       185                 186
World Omni Automobile Lease
   Securitization Trust 09-A, A3
   1.650%, 2/15/13                                       280                 279
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,672)                                                   2,717
                                                                 ---------------

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
CORPORATE BONDS--9.4%
CONSUMER DISCRETIONARY--0.1%
DaimlerChrysler
   North America LLC
   5.875%, 3/15/11                           $            80     $            84
                                                                 ---------------
CONSUMER STAPLES--0.3%
Proctor & Gamble Co. ESOP
   Series A
   9.360%, 1/1/21                                        131                 160
                                                                 ---------------
ENERGY--0.8%
ConocoPhillips Holding Co.
   6.950%, 4/15/29                                       165                 187
DCP Midstream LLC
   7.875%, 8/16/10                                       150                 156
Devon Energy Corp.
   7.950%, 4/15/32                                       125                 159
                                                                 ---------------
                                                                             502
                                                                 ---------------
FINANCIALS--3.2%
American Express Credit Corp.
   5.125%, 8/25/14                                       215                 226
Associates Corp.
   North America
   6.950%, 11/1/18                                        60                  61
AvalonBay Communities, Inc.
   6.100%, 3/15/20                                       220                 224
Bank of America Corp.
   6.250%, 4/15/12                                       220                 236
Citigroup, Inc.
   5.850%, 7/2/13                                        125                 130
General Electric Capital Corp.
   4.875%, 3/4/15                                         75                  78
Lehman Brothers Holdings, Inc.
   4.250%, 1/27/10(6)(9)                                  55                  11
Merrill Lynch & Co., Inc.
   5.770%, 7/25/11                                       100                 106
   6.050%, 8/15/12                                       100                 107
Prudential Financial, Inc.
   3.625%, 9/17/12                                       225                 228
Royal Bank of Scotland
   Group plc
   5.000%, 10/1/14                                       200                 177
Travelers Cos., Inc. (The)
   5.500%, 12/1/15                                       325                 352
                                                                 ---------------
                                                                           1,936
                                                                 ---------------
HEALTH CARE--0.3%
Schering-Plough Corp.
   6.500%, 12/1/33                                       150                 169
                                                                 ---------------
INDUSTRIALS--1.3%
Boeing Co. (The)
   3.500%, 2/15/15                                       175                 176
   8.750%, 9/15/31                                       100                 131
Caterpillar, Inc.
   7.300%, 5/1/31                                        200                 239
CSX Corp.
   6.750%, 3/15/11                                        50                  53
Republic Services, Inc. 144A
   5.500%, 9/15/19 (4)                                   200                 203
                                                                 ---------------
                                                                             802
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
MATERIALS--0.5%
CRH America, Inc.
   5.625%, 9/30/11                           $           300     $           315
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.6%
BellSouth Corp.
   6.000%, 11/15/34                                      235                 229
France Telecom SA
   7.750%, 3/1/11                                        100                 107
Verizon Global Funding Corp.
   7.250%, 12/1/10                                       200                 212
   7.750%, 12/1/30                                        30                  35
Vodafone Group plc
   3.375%, 11/24/15                                      400                 387
                                                                 ---------------
                                                                             970
                                                                 ---------------
UTILITIES--1.3%
America Water Works
   6.593%, 10/15/37                                      130                 131
Consolidated Edison Co.
   of New York
   5.700%, 2/1/34                                         50                  50
Dominion Resources, Inc.
   5.200%, 8/15/19                                       200                 203
FPL Group Capital, Inc.
   5.625%, 9/1/11                                        300                 319
Virginia Electric & Power Co.
   Series A
   4.750%, 3/1/13                                        100                 105
                                                                 ---------------
                                                                             808
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $5,664)                                                   5,746
                                                                 ---------------

                                                  SHARES
                                             ---------------
COMMON STOCKS--62.8%
CONSUMER DISCRETIONARY--5.3%
Amazon.com, Inc.(2)                                    1,050                 141
Asbury Automotive Group, Inc.(2)                       5,150                  59
AutoNation, Inc.(2)                                   11,200                 215
Best Buy Co., Inc.                                     3,900                 154
Big Lots, Inc.(2)                                      8,300                 241
Carrols Restaurant Group, Inc.(2)                     10,350                  73
Chipotle Mexican Grill, Inc. Class A(2)                  600                  53
Dollar Tree, Inc.(2)                                   5,000                 242
Expedia, Inc.(2)                                       2,750                  71
Family Dollar Stores, Inc.                             5,400                 150
Liberty Media Corp. - Interactive
   Class A(2)                                         11,200                 121
Macy's, Inc.                                          11,300                 189
Maidenform Brands, Inc.(2)                             4,100                  68
National CineMedia, Inc.                               6,200                 103
Panera Bread Co. Class A(2)                            1,700                 114
priceline.com, Inc.(2)                                 1,100                 240
Ross Stores, Inc.                                      1,875                  80
Sinclair Broadcast Group, Inc. Class A(2)             13,900                  56
Stage Stores, Inc.                                     6,350                  79
TJX Cos., Inc. (The)                                   8,300                 303

                                                  SHARES              VALUE
                                             ---------------     ---------------
CONSUMER DISCRETIONARY--CONTINUED
TRW Automotive Holdings Corp.(2)                       7,600     $           182
UniFirst Corp.                                         3,050                 147
Yum! Brands, Inc.                                      3,900                 136
                                                                 ---------------
                                                                           3,217
                                                                 ---------------
CONSUMER STAPLES--6.0%
Archer-Daniels-Midland Co.                            21,750                 681
Central Garden and Pet Co. Class A(2)                  6,100                  61
Coca-Cola Bottling Co. Consolidated                    1,350                  73
Coca-Cola Co. (The)                                    3,000                 171
Coca-Cola Enterprises, Inc.                           15,300                 324
Colgate-Palmolive Co.                                  8,300                 682
Del Monte Foods Co.                                   38,800                 440
Estee Lauder Cos., Inc. (The)
   Class A                                             1,100                  53
Hansen Natural Corp.(2)                                2,875                 110
Kimberly-Clark Corp.                                     825                  53
Lorillard, Inc.                                        5,500                 441
SUPERVALU, Inc.                                       15,100                 192
Wal-Mart Stores, Inc.                                  2,925                 156
Walgreen Co.                                           6,400                 235
                                                                 ---------------
                                                                           3,672
                                                                 ---------------
ENERGY--4.7%
Chevron Corp.                                          3,600                 277
Clayton Williams Energy, Inc.(2)                       2,650                  93
CVR Energy, Inc.(2)                                    7,100                  48
Ensco International plc
   Sponsored ADR                                       2,100                  84
Exxon Mobil Corp.                                     12,215                 833
Key Energy Services, Inc.(2)                          13,850                 122
National Oilwell Varco, Inc.                           4,350                 192
Newfield Exploration Co.(2)                            3,500                 169
Noble Corp.                                           11,200                 456
Occidental Petroleum Corp.                             5,150                 419
Southwestern Energy Co.(2)                             1,300                  62
Total SA Sponsored ADR                                 1,700                 109
                                                                 ---------------
                                                                           2,864
                                                                 ---------------
FINANCIALS--8.7%
AFLAC, Inc.                                            1,275                  59
American Express Co.                                   2,900                 117
American Financial Group, Inc.                         9,300                 232
American Physicians Capital, Inc.                      1,866                  57
Arch Capital Group Ltd.(2)                             7,800                 558
Argo Group International Holdings Ltd.(2)              2,250                  66
Bank of America Corp.                                 19,700                 297
Berkley (W.R.) Corp.                                   6,000                 148
BlackRock, Inc.                                        1,025                 238
Capital One Financial Corp.                            3,300                 126
Cardtronics, Inc.(2)                                   9,250                 102
Columbia Banking System, Inc.                          7,900                 128
Digital Realty Trust, Inc.                             3,650                 183
Flushing Financial Corp.                               6,100                  69
GFI Group, Inc.                                       11,350                  52

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
FINANCIALS--CONTINUED
Goldman Sachs Group, Inc. (The)                        3,950     $           667
Harleysville Group, Inc.                               2,550                  81
Highwoods Properties, Inc.                             3,250                 108
HRPT Properties Trust                                 11,700                  76
IntercontinentalExchange, Inc.(2)                        560                  63
JPMorgan Chase & Co.                                  11,200                 467
LTC Properties, Inc.                                   4,900                 131
Nara Bancorp, Inc.(2)                                  7,500                  85
PHH Corp.(2)                                           6,100                  98
Prudential Financial, Inc.                             3,300                 164
PS Business Parks, Inc.                                2,200                 110
Reinsurance Group of America, Inc.                     3,425                 163
Renasant Corp.                                         5,500                  75
SeaBright Insurance Holdings, Inc.(2)                  3,400                  39
Southwest Bancorp, Inc.                               12,900                  90
Transatlantic Holdings, Inc.                           2,200                 115
Unitrin, Inc.                                          2,850                  63
Wells Fargo & Co.                                      8,800                 237
World Acceptance Corp.(2)                              1,500                  54
                                                                 ---------------
                                                                           5,318
                                                                 ---------------
HEALTH CARE--9.8%
Alliance Healthcare Services, Inc.(2)                 12,400                  71
AmerisourceBergen Corp.                               17,000                 443
Amgen, Inc.(2)                                        12,150                 687
AMN Healthcare Services, Inc.(2)                       5,850                  53
AstraZeneca plc Sponsored ADR                         12,000                 563
Biogen Idec, Inc.(2)                                   1,280                  68
DaVita, Inc.(2)                                        1,100                  65
Emergency Medical Services Corp.
   Class A(2)                                          2,850                 154
Endo Pharmaceuticals Holdings, Inc.(2)                 5,300                 109
Forest Laboratories, Inc.(2)                           7,500                 241
Gilead Sciences, Inc.(2)                               4,725                 205
Hospira, Inc.(2)                                       4,400                 224
Humana, Inc.(2)                                        1,300                  57
Intuitive Surgical, Inc.(2)                              400                 121
Johnson & Johnson                                      6,300                 406
Kinetic Concepts, Inc.(2)                              4,050                 153
Life Technologies Corp.(2)                             6,950                 363
McKesson Corp.                                         8,900                 556
Medco Health Solutions, Inc.(2)                        2,700                 173
Medicis Pharmaceutical Corp.
   Class A                                             2,275                  62
Millipore Corp.(2)                                       700                  51
Pfizer, Inc.                                          15,800                 287
Teva Pharmaceutical Industries Ltd.
   Sponsored ADR                                       2,000                 112
Valeant Pharmaceuticals International(2)               1,700                  54
Watson Pharmaceuticals, Inc.(2)                       16,510                 654
                                                                 ---------------
                                                                           5,932
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
INDUSTRIALS--5.0%
3M Co.                                                 1,825     $           151
ACCO Brands Corp.(2)                                   9,100                  66
Apogee Enterprises, Inc.                               5,950                  83
Consolidated Graphics, Inc.(2)                         2,750                  96
Dycom Industries, Inc.(2)                              9,050                  73
EMCOR Group, Inc.(2)                                   3,800                 102
General Electric Co.                                  17,200                 260
H&E Equipment Services, Inc.(2)                       10,950                 115
Hubbell, Inc. Class B                                  1,275                  60
Illinois Tool Works, Inc.                              1,225                  59
Iron Mountain, Inc.(2)                                 3,100                  71
ITT Corp.                                              1,150                  57
KBR, Inc.                                             12,700                 241
Lockheed Martin Corp.                                  5,150                 388
Manpower, Inc.                                         2,300                 126
Mueller Industries, Inc.                               3,450                  86
Northrop Grumman Corp.                                 2,600                 145
Saia, Inc.(2)                                          6,150                  91
Shaw Group, Inc. (The)(2)                              5,050                 145
Standex International Corp.                            4,150                  84
Timken Co. (The)                                       5,200                 123
TransDigm Group, Inc.                                  2,400                 114
Tredegar Corp.                                         5,700                  90
URS Corp.(2)                                           4,890                 218
                                                                 ---------------
                                                                           3,044
                                                                 ---------------
INFORMATION TECHNOLOGY--16.5%
Accenture plc Class A                                  5,800                 241
Acxiom Corp.(2)                                       13,400                 180
Apple, Inc.(2)                                         3,675                 775
Arrow Electronics, Inc.(2)                             7,000                 207
Avnet, Inc.(2)                                         9,300                 280
Benchmark Electronics, Inc.(2)                         5,450                 103
Broadcom Corp. Class A(2)                              7,230                 227
Cisco Systems, Inc.(2)                                33,435                 800
Cognizant Technology Solutions Corp.
   Class A(2)                                          2,875                 130
Computer Sciences Corp.(2)                             4,400                 253
Cree, Inc.(2)                                          1,700                  96
EMC Corp.(2)                                           3,750                  66
F5 Networks, Inc.(2)                                   4,850                 257
Global Payments, Inc.                                  3,950                 213
Google, Inc. Class A(2)                                1,100                 682
Hewlett-Packard Co.                                   12,175                 627
Ingram Micro, Inc.
   Class A(2)                                         18,800                 328
International Business Machines Corp.                  5,700                 746
JDA Software Group, Inc.(2)                            3,600                  92
Lender Processing Services, Inc.                       2,000                  81
Marvell Technology Group Ltd.(2)                       4,200                  87
McAfee, Inc.(2)                                        3,400                 138
Microsoft Corp.                                       21,215                 647
NetApp, Inc.(2)                                        2,700                  93
Oracle Corp.                                          38,600                 947
Red Hat, Inc.(2)                                       4,400                 136
Sybase, Inc.(2)                                        1,450                  63

                                                  SHARES              VALUE
                                             ---------------     ---------------
INFORMATION TECHNOLOGY--CONTINUED
Symantec Corp.(2)                                     11,200     $           200
Tech Data Corp.(2)                                     3,500                 163
Teradata Corp.(2)                                      2,150                  68
ValueClick, Inc.(2)                                    7,600                  77
Western Digital Corp.(2)                              17,600                 777
Western Union Co. (The)                               14,300                 270
                                                                 ---------------
                                                                          10,050
                                                                 ---------------
MATERIALS--4.1%
Ashland, Inc.                                          5,400                 214
Buckeye Technologies, Inc.(2)                         10,600                 104
Crown Holdings, Inc.(2)                               17,800                 455
Freeport-McMoRan Copper & Gold, Inc.(2)                6,775                 544
International Paper Co.                                6,500                 174
Lubrizol Corp. (The)                                   5,800                 423
Minerals Technologies, Inc.                            2,350                 128
PolyOne Corp.(2)                                      11,300                  84
Rock-Tenn Co. Class A                                  6,050                 305
Spartech Corp.                                         6,300                  65
                                                                 ---------------
                                                                           2,496
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.1%
American Tower Corp.
   Class A(2)                                          6,271                 271
AT&T, Inc.                                            11,300                 317
CenturyTel, Inc.                                      17,536                 635
RCN Corp.(2)                                           8,000                  87
                                                                 ---------------
                                                                           1,310
                                                                 ---------------
UTILITIES--0.6%
El Paso Electric Co.(2)                                4,850                  98
NRG Energy, Inc.(2)                                    2,700                  64
Southwest Gas Corp.                                    6,050                 173
                                                                 ---------------
                                                                             335
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $36,013)                                                 38,238
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--98.7%
(IDENTIFIED COST $58,400)                                                 60,104
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.1%
MONEY MARKET MUTUAL FUNDS--1.1%
BlackRock Liquidity Funds
   TempFund Portfolio - Institutional
   Shares (seven-day effective yield
   0.118%)                                           692,230                 692
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $692)                                                       692
                                                                 ---------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $59,092)                                                 60,796(1)
Other assets and liabilities, net--0.2%                                      123
                                                                 ---------------
NET ASSETS--100.0%                                               $        60,919
                                                                 ===============

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

($ reported in thousands)

COUNTRY WEIGHTINGS as of 12/31/09 +
United States .....................    95%
United Kingdom ....................     2
Bermuda ...........................     1
Israel ............................     1
Switzerland .......................     1
                                      ---
Total .............................   100%
                                      ---

+    % of total investments as of December 31, 2009

ABBREVIATIONS:

ADR   American Depositary Receipt

FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")

FNMA  Federal National Mortgage Association ("Fannie Mae")

GNMA  Government National Mortgage Association ("Ginnie Mae")

REMIC Real Estate Mortgage Investment Conduit

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                            Level 2 -
                                              Total Market     Level 1 -   Significant
                                                Value at         Quoted     Observable
                                           December 31, 2009     Prices       Inputs
                                           -----------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government and Agency Securities        $ 2,755         $    --      $ 2,755
   Mortgage-Backed Securities                    10,648              --       10,648
   Asset-Backed Securities                        2,717              --        2,717
   Corporate Debt                                 5,746              --        5,746
Equity Securities:
   Common Stocks                                 38,238          38,238           --
   Short-Term Investments                           692             692           --
                                                -------         -------      -------
   Total Investments                            $60,796         $38,930      $21,866
                                                =======         =======      =======

There are no Level 3 (significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                         Mortgage-Backed
                                                            Securities
                                                         ---------------
INVESTMENT IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008.......................       $ 181
Accrued discounts/premiums(a) ........................          --(e)
Realized gain (loss)(b) ..............................          --
Change in unrealized appreciation (depreciation)(b)...          11
Net purchases (sales)(c) .............................          --
Transfers in and/or out of Level 3(d).................        (192)
                                                             -----
BALANCE AS OF DECEMBER 31, 2009 ......................       $  --
                                                             =====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(e)  Amount is less than $500 (not reported in thousands).

     Refer to Key Investment Terms and Footnote Legend starting on page 2.
                       See Notes to Financial Statements

                            VIRTUS CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2009

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
COMMON STOCKS--98.4%

CONSUMER DISCRETIONARY--10.3%
Amazon.com, Inc.(2)                                   17,900     $         2,408
AutoZone, Inc.(2)                                      3,250                 514
Best Buy Co., Inc.                                    12,250                 484
Discovery Communications, Inc. Class A(2)             56,700               1,739
Gap, Inc. (The)                                       36,050                 755
Home Depot, Inc. (The)                                32,950                 953
McDonald's Corp.                                      14,450                 902
TJX Cos., Inc. (The)                                  42,550               1,555
                                                                 ---------------
                                                                           9,310
                                                                 ---------------
CONSUMER STAPLES--9.1%
Archer-Daniels-Midland Co.                            68,300               2,139
Bunge Ltd.                                             9,950                 635
Campbell Soup Co.                                     16,850                 570
CVS Caremark Corp.                                    56,350               1,815
Hansen Natural Corp.(2)                               17,400                 668
Kroger Co. (The)                                      51,600               1,059
Wal-Mart Stores, Inc.                                 26,400               1,411
                                                                 ---------------
                                                                           8,297
                                                                 ---------------
ENERGY--10.6%
Anadarko Petroleum Corp.                              11,000                 687
Chevron Corp.                                          9,650                 743
Exxon Mobil Corp.                                     25,490               1,738
National Oilwell Varco, Inc.                          12,350                 545
Noble Corp.                                           32,800               1,335
Occidental Petroleum Corp.                            20,150               1,639
Schlumberger Ltd.                                      8,300                 540
Southwestern Energy Co.(2)                            49,900               2,405
                                                                 ---------------
                                                                           9,632
                                                                 ---------------
FINANCIALS--12.5%
Bank of America Corp.                                 51,400                 774
Capital One Financial Corp.                           13,900                 533
First Horizon National Corp.(2)                       37,941                 509
Goldman Sachs Group, Inc.
   (The)                                              17,030               2,875
JPMorgan Chase & Co.                                  67,700               2,821
MetLife, Inc.                                         16,950                 599
Prudential Financial, Inc.                            36,800               1,831
Reinsurance Group of America, Inc.                    15,050                 717
Wells Fargo & Co.                                     25,050                 676
                                                                 ---------------
                                                                          11,335
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
HEALTH CARE--14.6%
Amgen, Inc.(2)                                        13,200     $           747
AstraZeneca plc Sponsored
   ADR                                                19,730                 926
Forest Laboratories, Inc.(2)                          57,300               1,840
Life Technologies Corp.(2)                            10,700                 559
McKesson Corp.                                        32,400               2,025
Medco Health Solutions, Inc.(2)                       18,950               1,211
Pfizer, Inc.                                          28,212                 513
St. Jude Medical, Inc.(2)                             14,850                 546
Teva Pharmaceutical Industries
   Ltd. Sponsored ADR                                 37,750               2,121
Valeant Pharmaceuticals
   International(2)                                   19,600                 623
Watson Pharmaceuticals, Inc.(2)                       54,650               2,165
                                                                 ---------------
                                                                          13,276
                                                                 ---------------
INDUSTRIALS--8.0%
Cummins, Inc.                                         18,050                 828
Danaher Corp.                                         11,300                 850
First Solar, Inc.(2)                                   4,950                 670
Fluor Corp.                                           12,250                 552
General Dynamics Corp.                                13,250                 903
General Electric Co.                                  58,750                 889
Honeywell International, Inc.                         14,700                 576
Navistar International Corp.(2)                       13,100                 506
Northrop Grumman Corp.                                26,500               1,480
                                                                 ---------------
                                                                           7,254
                                                                 ---------------
INFORMATION TECHNOLOGY--22.5%
Accenture plc Class A                                 43,500               1,805
Apple, Inc.(2)                                         7,600               1,603
Broadcom Corp. Class A(2)                             36,250               1,140
Cisco Systems, Inc.(2)                                29,650                 710
Cognizant Technology
   Solutions Corp. Class A(2)                         11,950                 541
Computer Sciences Corp.(2)                            16,350                 941
F5 Networks, Inc.(2)                                   9,150                 485
Google, Inc. Class A(2)                                2,000               1,240
International Business Machines Corp.                 17,100               2,238
Intuit, Inc.(2)                                       50,400               1,548
Marvell Technology Group Ltd.(2)                      61,300               1,272
McAfee, Inc.(2)                                       12,550                 509
Microsoft Corp.                                       24,550                 749
QLogic Corp.(2)                                       76,600               1,445
Synopsys, Inc.(2)                                     71,000               1,582
Tech Data Corp.(2)                                    23,850               1,113
VMware, Inc. Class A(2)                               14,700                 623
Western Digital Corp.(2)                              20,100                 887
                                                                 ---------------
                                                                          20,431
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
MATERIALS--4.9%
ArcelorMittal                                         19,550     $           894
BHP Billiton Ltd. Sponsored
   ADR                                                 8,900                 681
Freeport-McMoRan
   Copper & Gold, Inc.(2)                             12,986               1,043
International Paper Co.                               21,200                 568
Praxair, Inc.                                          9,000                 723
Reliance Steel & Aluminum Co.                         12,850                 555
                                                                 ---------------
                                                                           4,464
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                            54,530               1,529
Verizon Communications, Inc.                          25,550                 846
                                                                 ---------------
                                                                           2,375
                                                                 ---------------
UTILITIES--3.3%
FPL Group, Inc.                                       37,150               1,962
NRG Energy, Inc.(2)                                   43,450               1,026
                                                                 ---------------
                                                                           2,988
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $80,623)                                                 89,362
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--98.4%
(IDENTIFIED COST $80,623)                                                 89,362
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.7%
MONEY MARKET MUTUAL FUNDS--1.7%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective yield 0.118%)              1,561,376               1,561
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,561)                                                   1,561
                                                                 ---------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $82,184)                                                 90,923(1)
Other assets and liabilities, net--(0.1)%                                    (77)
                                                                 ---------------
NET ASSETS--100.0%                                               $        90,846
                                                                 ===============

COUNTRY WEIGHTINGS as of 12/31/09 +

United States     89%
Bermuda            2
Ireland            2
Israel             2
Switzerland        2
Luxembourg         1
United Kingdom     1
Other              1
                 ---
Total            100%
                 ---

+    % of total investments as of December 31, 2009

ABBREVIATIONS:

ADR American Depositary Receipt

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                       See Notes to Financial Statements

                             VIRTUS CORE EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                              Total Market      Level 1 -
                                Value at          Quoted
                            December 31, 2009     Prices
                            -----------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                 $89,362         $89,362
   Short-Term Investments          1,561           1,561
                                 -------         -------
   Total Investments             $90,923         $90,923
                                 =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                 VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2009

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
COMMON STOCKS--99.4%
CONSUMER DISCRETIONARY--16.9%
Aeropostale, Inc.(2)                                  16,100     $           548
American Greetings Corp.
   Class A                                            17,450                 380
Bally Technologies, Inc.(2)                            7,300                 301
California Pizza Kitchen, Inc.(2)                     33,480                 450
Carter's, Inc.(2)                                     43,050               1,130
Collective Brands, Inc.(2)                            44,800               1,020
Cooper Tire & Rubber Co.                              29,000                 581
Deckers Outdoor Corp.(2)                              11,100               1,129
Finish Line, Inc. (The)
   Class A                                            56,850                 714
Fossil, Inc.(2)                                        9,350                 314
Jo-Ann Stores, Inc.(2)                                26,600                 964
JOS. A. Bank Clothiers, Inc.(2)                       13,150                 555
Kirkland's, Inc.(2)                                   31,700                 551
Phillips-Van Heusen Corp.                             22,310                 908
Shutterfly, Inc.(2)                                   24,800                 442
Systemax, Inc.                                        41,775                 656
Tempur-Pedic International, Inc.(2)                   11,050                 261
Tupperware Brands Corp.                               28,800               1,341
Warnaco Group, Inc.
   (The)(2)                                           13,700                 578
Wet Seal, Inc. (The)
   Class A(2)                                        184,250                 636
WMS Industries, Inc.(2)                               13,150                 526
                                                                 ---------------
                                                                          13,985
                                                                 ---------------
CONSUMER STAPLES--1.5%
Boston Beer Co., Inc. (The)
   Class A(2)                                         14,625                 681
Darling International, Inc.(2)                        69,300                 581
                                                                 ---------------
                                                                           1,262
                                                                 ---------------
ENERGY--6.0%
Cal Dive International, Inc.(2)                      122,900                 929
Dawson Geophysical Co.(2)                             26,100                 603
Geokinetics, Inc.(2)                                  33,900                 326
Helix Energy Solutions Group, Inc.(2)                 42,450                 499
Natural Gas Services Group, Inc.(2)                   35,850                 676
Parker Drilling Co.(2)                               126,295                 625
Vaalco Energy, Inc.                                  102,350                 466
Willbros Group, Inc.(2)                               51,750                 873
                                                                 ---------------
                                                                           4,997
                                                                 ---------------
FINANCIALS--18.8%
Argo Group International
Holdings Ltd.(2)                                      34,770               1,013
Aspen Insurance Holdings Ltd.                         22,550                 574
Cardinal Financial Corp.                              51,100                 447
Cash America International, Inc.                      18,950                 663
Cedar Shopping Centers, Inc.                          72,150                 491
Compass Diversified Trust                             60,450                 771

                                                  SHARES              VALUE
                                             ---------------     ---------------
FINANCIALS--CONTINUED
Encore Capital Group, Inc.(2)                         62,200     $         1,082
Entertainment Properties Trust                        12,400                 437
EZCORP, Inc. Class A(2)                               24,350                 419
First Citizens BancShares, Inc.
   Class A                                             4,295                 705
Flushing Financial Corp.                              57,300                 645
GFI Group, Inc.                                       51,950                 237
Jones Lang LaSalle, Inc.                              11,175                 675
Meadowbrook Insurance Group, Inc.                    140,350               1,039
Medical Properties Trust, Inc.                        42,300                 423
MFA Financials, Inc.                                 107,900                 793
Mid-America Apartment Communities,
   Inc.                                               17,900                 864
Montpelier Re Holdings Ltd.                           70,300               1,218
Nara Bancorp, Inc.(2)                                 40,550                 460
Oppenheimer Holdings, Inc.                             9,100                 302
Prosperity Bancshares, Inc.                           25,900               1,048
SeaBright Insurance Holdings, Inc.(2)                 33,900                 390
SWS Group, Inc.                                       30,675                 371
Tanger Factory Outlet Centers                         12,500                 487
                                                                 ---------------
                                                                          15,554
                                                                 ---------------
HEALTH CARE--14.1%
American Dental Partners, Inc.(2)                     16,750                 216
AmSurg Corp.(2)                                       34,225                 754
Cambrex Corp.(2)                                      52,300                 292
Centene Corp.(2)                                      33,050                 700
Cubist Pharmaceuticals, Inc.(2)                       16,000                 303
Enzon Pharmaceuticals, Inc.(2)                        33,250                 350
Hanger Orthopedic Group, Inc.(2)                      47,775                 661
Health Management Associates, Inc.
   Class A(2)                                         75,700                 550
HealthSouth Corp.(2)                                  31,900                 599
HealthSpring, Inc.(2)                                 24,300                 428
Healthways, Inc.(2)                                   38,200                 700
Kendle International, Inc.(2)                         41,650                 763
Kensey Nash Corp.(2)                                   9,600                 245
Medicis Pharmaceutical Corp.
   Class A                                            26,500                 717
Natus Medical, Inc.(2)                                15,700                 232
Odyssey HealthCare, Inc.(2)                           26,350                 410
Par Pharmaceutical Cos., Inc.(2)                      16,450                 445
Phase Forward, Inc.(2)                                42,000                 645
SonoSite, Inc.(2)                                     28,200                 666
STERIS Corp.                                          21,725                 608
U.S. Physical Therapy, Inc.(2)                        22,150                 375
ViroPharma, Inc.(2)                                   66,625                 559
WellCare Health Plans, Inc.(2)                        11,850                 436
                                                                 ---------------
                                                                          11,654
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
INDUSTRIALS--14.3%
Aircastle Ltd.                                        36,000     $           354
Ampco-Pittsburgh Corp.                                32,140               1,013
ATC Technology Corp.(2)                               20,500                 489
Chart Industries, Inc.(2)                             43,400                 718
Comfort Systems USA, Inc.                             48,700                 601
Dycom Industries, Inc.(2)                             48,900                 393
EMCOR Group, Inc.(2)                                  38,100               1,025
EnerSys(2)                                            28,800                 630
EnPro Industries, Inc.(2)                             20,875                 551
GenCorp, Inc.(2)                                      98,400                 689
Graham Corp.                                          52,900               1,095
K-Tron International, Inc.(2)                          4,700                 511
Layne Christensen Co.(2)                              39,450               1,133
M & F Worldwide Corp.(2)                              46,775               1,848
On Assignment, Inc.(2)                                63,825                 456
Spherion Corp.(2)                                     70,400                 396
                                                                 ---------------
                                                                          11,902
                                                                 ---------------
INFORMATION TECHNOLOGY--18.4%
3Com Corp.(2)                                         96,500                 724
Arris Group, Inc.(2)                                  86,925                 993
Blue Coat Systems, Inc.(2)                            48,800               1,393
CSG Systems International, Inc.(2)                    55,475               1,059
Emulex Corp.(2)                                       72,950                 795
Forrester Research, Inc.(2)                           15,500                 402
Insight Enterprises, Inc.(2)                          48,800                 557
j2 Global Communications, Inc.(2)                     45,065                 917
MicroStrategy, Inc. Class A(2)                        11,700               1,100
MIPS Technologies, Inc.(2)                            89,300                 390
Multi-Fineline Electronix, Inc.(2)                    19,800                 562
Netgear, Inc.(2)                                      44,400                 963
Oplink Communications, Inc.(2)                        28,300                 464
Parametric Technology Corp.(2)                        25,100                 410
Pegasystems, Inc.                                     12,900                 439
Pericom Semiconductor Corp.(2)                        36,575                 422
Plantronics, Inc.                                     13,950                 362
Sapient Corp.(2)                                      72,400                 599
Skyworks Solutions, Inc.(2)                           21,700                 308
SonicWALL, Inc.(2)                                    95,550                 727
TeleTech Holdings, Inc.(2)                            31,050                 622
TIBCO Software, Inc.(2)                               50,950                 491
Wright Express Corp.(2)                               16,600                 529
                                                                 ---------------
                                                                          15,228
                                                                 ---------------
MATERIALS--7.5%
Buckeye Technologies, Inc.(2)                         61,200                 597
Bway Holding Co.(2)                                   23,100                 444
Innophos Holdings, Inc.                               40,100                 922
LSB Industries, Inc.(2)                               50,750                 715
Minerals Technologies, Inc.                           12,400                 675
NewMarket Corp.                                        5,150                 591
OM Group, Inc.(2)                                     35,380               1,111

     Refer to Key Investment Terms and Footnote Legend starting on page 2.
                       See Notes to Financial Statements

                 VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
MATERIALS--CONTINUED
Rock-Tenn Co. Class A                                 11,300     $           570
Stepan Co.                                             9,750                 632
                                                                 ---------------
                                                                           6,257
                                                                 ---------------
TELECOMMUNICATION SERVICES--0.9%
tw telecom, Inc.(2)                                   45,250                 775
                                                                 ---------------
UTILITIES--1.0%
Nicor, Inc.                                           19,425                 818
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $73,912)                                                 82,432
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--99.4%
(IDENTIFIED COST $73,912)                                                 82,432
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
SHORT-TERM INVESTMENTS--1.7%
MONEY MARKET MUTUAL FUNDS--1.7%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective yield 0.118%)              1,406,083     $         1,406
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,406)                                                   1,406
                                                                 ---------------
TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $75,318)                                                 83,838(1)
Other assets and liabilities, net--(1.1)%                                   (938)
                                                                 ---------------
NET ASSETS--100.0%                                               $        82,900
                                                                 ===============

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                               Total Market     Level 1 -
                                 Value at         Quoted
                            December 31, 2009     Prices
                            -----------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                 $82,432         $82,432
   Short-Term Investments          1,406           1,406
                                 -------         -------
   Total Investments             $83,838         $83,838
                                 =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                       See Notes to Financial Statements

                    VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2009

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--13.2%
Big 5 Sporting Goods Corp.                            36,350     $           625
Bob Evans Farms, Inc.                                 32,850                 951
Carrols Restaurant Group, Inc.(2)                     77,550                 548
Children's Place Retail Stores,
   Inc. (The)(2)                                      13,000                 429
Core-Mark Holding Co., Inc.(2)                        40,500               1,335
CSS Industries, Inc.                                  16,900                 329
Entercom Communications Corp. Class A(2)              86,950                 615
Harte-Hanks, Inc.                                     52,850                 570
Journal Communications, Inc. Class A                 182,900                 711
Monro Muffler Brake, Inc.                             10,000                 334
National CineMedia, Inc.                              64,250               1,065
Oxford Industries, Inc.                               32,300                 668
Papa John's International, Inc.(2)                    48,050               1,122
Perry Ellis International, Inc.(2)                    34,450                 519
RC2 Corp.(2)                                          51,000                 752
Rent-A-Center, Inc.(2)                                64,650               1,146
Sinclair Broadcast Group, Inc. Class A(2)            166,800                 672
Stage Stores, Inc.                                    90,650               1,120
Timberland Co. (The) Class A(2)                       39,700                 712
UniFirst Corp.                                        48,050               2,312
                                                                 ---------------
                                                                          16,535
                                                                 ---------------
CONSUMER STAPLES--2.2%
Central Garden and Pet Co. Class A(2)                 81,400                 809
Coca-Cola Bottling Co. Consolidated                   11,600                 627
Nash-Finch Co.                                         5,000                 185
TreeHouse Foods, Inc.(2)                              30,000               1,166
                                                                 ---------------
                                                                           2,787
                                                                 ---------------
ENERGY--5.8%
Clayton Williams Energy, Inc.(2)                      41,500               1,454
CVR Energy, Inc.(2)                                   92,750                 636
Geokinetics, Inc.(2)                                  66,100                 636
Key Energy Services, Inc.(2)                         161,050               1,416
Oil States International, Inc.(2)                     28,000               1,100
Parker Drilling Co.(2)                               139,450                 690
T-3 Energy Services, Inc.(2)                          32,000                 816
Vaalco Energy, Inc.                                  121,750                 554
                                                                 ---------------
                                                                           7,302
                                                                 ---------------
FINANCIALS--27.8%
Amerisafe, Inc.(2)                                    32,000                 575
Argo Group International Holdings Ltd.(2)             11,950                 348
Aspen Insurance Holdings Ltd.                         64,350               1,638
BancFirst Corp.                                       16,686                 618

                                                  SHARES              VALUE
                                             ---------------     ---------------
FINANCIALS--CONTINUED
BGC Partners, Inc. Class A                           152,750     $           706
CapLease, Inc.                                       143,750                 630
Cardtronics, Inc.(2)                                  35,000                 387
Columbia Banking System, Inc.                         80,800               1,307
Dollar Financial Corp.(2)                             52,600               1,245
First Mercury Financial Corp.                         79,800               1,094
First Midwest Bancorp, Inc.                           73,500                 800
First Potomac Realty Trust                            65,000                 817
FirstMerit Corp.                                      38,556                 777
Flushing Financial Corp.                              40,400                 455
FNB Corp.                                             42,750                 290
Harleysville Group, Inc.                              42,100               1,338
Highwoods Properties, Inc.                            41,050               1,369
Home Properties, Inc.                                 13,650                 651
Horace Mann Educators Corp.                           65,000                 813
HRPT Properties Trust                                 95,500                 618
Interactive Brokers Group, Inc. Class A(2)            65,100               1,154
Kilroy Realty Corp.                                   20,150                 618
Knight Capital Group, Inc. Class A(2)                 46,000                 708
Lakeland Financial Corp.                              21,000                 362
LTC Properties, Inc.                                  39,000               1,043
MarketAxess Holdings, Inc.                            48,600                 676
Meadowbrook Insurance Group, Inc.                          1                  --(5)
Nara Bancorp, Inc.(2)                                104,700               1,187
Nationwide Health Properties, Inc.                    17,450                 614
Navigators Group, Inc. (The)(2)                       23,300               1,098
Nelnet, Inc. Class A                                  45,450                 783
PHH Corp.(2)                                          57,600                 928
Platinum Underwriters Holdings Ltd.                    8,000                 306
Prosperity Bancshares, Inc.                           23,900                 967
Provident New York Bancorp                            19,200                 162
PS Business Parks, Inc.                               34,250               1,714
Renasant Corp.                                        41,950                 571
SeaBright Insurance Holdings, Inc.(2)                 45,750                 526
Southwest Bancorp, Inc.                               66,000                 458
SWS Group, Inc.                                       57,500                 696
Trico Bancshares                                      49,600                 826
Umpqua Holdings Corp.                                 41,200                 552
Unitrin, Inc.                                         47,500               1,047
World Acceptance Corp.(2)                             30,550               1,095
WSFS Financial Corp.                                  14,000                 359
                                                                 ---------------
                                                                          34,926
                                                                 ---------------
HEALTH CARE--5.7%
AMERIGROUP Corp.(2)                                   28,000                 755
AMN Healthcare Services, Inc.(2)                     167,900               1,521
AmSurg Corp.(2)                                       54,200               1,193

                                                  SHARES              VALUE
                                             ---------------     ---------------
HEALTH CARE--CONTINUED
Emergency Medical Services
Corp. Class A(2)                                      35,750     $         1,936
HealthSpring, Inc.(2)                                 16,000                 282
RehabCare Group, Inc.(2)                              50,100               1,525
                                                                 ---------------
                                                                           7,212
                                                                 ---------------
INDUSTRIALS--16.0%
ACCO Brands Corp.(2)                                 181,200               1,319
Altra Holdings, Inc.(2)                              114,200               1,410
American Reprographics Co.(2)                         80,750                 566
Apogee Enterprises, Inc.                              63,600                 890
ATC Technology Corp.(2)                               27,500                 656
Beacon Roofing Supply, Inc.(2)                        29,000                 464
Celadon Group, Inc.(2)                                62,900                 683
Comfort Systems USA, Inc.                             89,450               1,104
Consolidated Graphics, Inc.(2)                        52,400               1,835
Dycom Industries, Inc.(2)                            169,400               1,360
EMCOR Group, Inc.(2)                                  65,600               1,765
Ennis, Inc.                                           44,800                 752
G&K Services, Inc. Class A                            14,700                 370
Gibraltar Industries, Inc.(2)                         44,850                 706
H&E Equipment Services, Inc.(2)                      100,690               1,056
Kforce, Inc.(2)                                       28,128                 352
Lydall, Inc.(2)                                       30,000                 156
Navigant Consulting, Inc.(2)                          32,000                 476
RSC Holdings, Inc.(2)                                102,600                 722
Saia, Inc.(2)                                         85,300               1,264
Standex International Corp.                           42,316                 850
Tredegar Corp.                                        62,850                 994
Watson Wyatt Worldwide, Inc. Class A                   6,000                 285
                                                                 ---------------
                                                                          20,035
                                                                 ---------------
INFORMATION TECHNOLOGY--14.2%
Acxiom Corp.(2)                                      146,350               1,964
Anixter International, Inc.(2)                        29,000               1,366
Benchmark Electronics, Inc.(2)                        80,100               1,515
CACI International, Inc. Class A(2)                    4,000                 195
CSG Systems International, Inc.(2)                    96,700               1,846
EarthLink, Inc.                                      124,450               1,034
Insight Enterprises, Inc.(2)                          87,500                 999
JDA Software Group, Inc.(2)                           42,700               1,088
Photronics, Inc.(2)                                  201,200                 895
SAIC, Inc.(2)                                         20,000                 379
Skyworks Solutions, Inc.(2)                           83,000               1,178
Sybase, Inc.(2)                                       26,000               1,128
Symmetricom, Inc.(2)                                 103,100                 536
TeleTech Holdings, Inc.(2)                            49,550                 993
TIBCO Software, Inc.(2)                               45,000                 433
TTM Technologies, Inc.(2)                             54,550                 629
ValueClick, Inc.(2)                                   44,950                 455
Vishay Intertechnology, Inc.(2)                      143,250               1,196
                                                                 ---------------
                                                                          17,829
                                                                 ---------------

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                       See Notes to Financial Statements

                    VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
MATERIALS--8.5%
Buckeye Technologies, Inc.(2)                        138,550     $         1,352
Innophos Holdings, Inc.                               22,000                 506
Innospec, Inc.                                        65,500                 661
Minerals Technologies, Inc.                           34,700               1,890
PolyOne Corp.(2)                                      83,100                 621
Rock-Tenn Co. Class A                                 44,100               2,223
Schulman (A.), Inc.                                   77,350               1,561
Spartech Corp.                                       111,700               1,146
Stepan Co.                                            11,300                 732
                                                                 ---------------
                                                                          10,692
                                                                 ---------------
TELECOMMUNICATION SERVICES--0.4%
Consolidated Communications Holdings, Inc.            31,400                 550
                                                                 ---------------
UTILITIES--4.2%
California Water Service Group                         2,000                  74
El Paso Electric Co.(2)                               80,600               1,634
New Jersey Resources Corp.                             9,000                 337
Southwest Gas Corp.                                   70,250               2,004
Unisource Energy Corp.                                36,700               1,181
                                                                 ---------------
                                                                           5,230
                                                                 ---------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $106,358)                                            123,098
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--98.0%
   (IDENTIFIED COST $106,358)                                            123,098
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
SHORT-TERM INVESTMENTS--2.1%
MONEY MARKET MUTUAL FUNDS--2.1%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.118%)                                   2,590,472     $         2,590
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $2,590)                                                2,590
                                                                 ---------------
TOTAL INVESTMENTS--100.1%
   (IDENTIFIED COST $108,948)                                            125,688(1)
Other assets and liabilities, net--(0.1)%                                    (94)
                                                                 ---------------
NET ASSETS--100.0%                                               $       125,594
                                                                 ===============

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                               Total Market     Level 1 -
                                 Value at         Quoted
                            December 31, 2009     Prices
                            -----------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                 $123,098        $123,098
   Short-Term Investments           2,590           2,590
                                 --------       ---------
   Total Investments             $125,688       $ 125,688
                                 ========       =========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                       See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
PREFERRED STOCK--5.0%
CONSUMER STAPLES--2.4%
Companhia de Bebidas das
   Americas ADR Pfd.
   3.50%                                              66,317     $         6,704
                                                                 ---------------
UTILITIES--2.6%
AES Tiete SA Pfd. 12.580%                            438,789               5,041
Cia de Transmissao de Energia Eletrica
   Paulista Pfd.
   5.440%                                             71,069               2,112
                                                                 ---------------
                                                                           7,153
                                                                 ---------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $9,716)                                                  13,857
                                                                 ---------------
COMMON STOCKS--92.0%
CONSUMER DISCRETIONARY--6.9%
BEC World plc                                      2,073,700               1,532
Cyrela Brazil Realty SA                              337,826               4,754
Grupo Televisa SA                                    741,100               3,083
Hero Honda Motors, Ltd.                               67,376               2,478
Kangwon Land, Inc.(2)                                143,200               2,030
MRV Engenharia e Participacoes SA                    231,600               1,876
NET Servicos de Comunicacao SA(2)                    251,721               3,470
Peace Mark Holdings Ltd.(2)(6)(8)                    464,100                   0
                                                                 ---------------
                                                                          19,223
                                                                 ---------------
CONSUMER STAPLES--29.0%
AmorePacific Corp.                                     8,402               6,739
Anadolu Efes Biracilik Ve Malt Sanayii AS            115,000               1,285
British American Tobacco Bhd                         187,300               2,338
British American Tobacco plc                         229,526(14)           7,451
British American Tobacco plc                          54,595(15)           1,783
Coca-Cola Femsa S.A.B. de C.V.                       347,367               2,288
Colgate Palmolive India Ltd.                         164,700               2,330
Dabur India Ltd.                                     937,600               3,183
Dairy Farm International Holdings Ltd.               400,700               2,400
Guinness Anchor Bhd                                  599,000               1,216
Hengan International Group Co., Ltd.                 851,292               6,303
Hindustan Unilever Ltd.                              645,644               3,659
ITC Ltd.                                           1,402,709               7,533
Kimberly-Clark de Mexico S.A.B. de C.V. Class A      449,426               2,012
KT&G Corp.(2)                                         23,563               1,303
Marico Ltd.                                          510,529               1,128
Nestle India Ltd.                                    112,846               6,166
Nestle Malaysia Bhd                                  122,100               1,180
Shoprite Holdings Ltd.                               460,463               4,048
Souza Cruz SA                                        286,126               9,493

                                                  SHARES              VALUE
                                             ---------------     ---------------
CONSUMER STAPLES--CONTINUED
Unilever Indonesia Tbk PT                          2,317,377     $         2,688
Wal-Mart de Mexico S.A.B. de C.V.                    397,300               1,771
Want Want China Holdings Ltd.                      3,756,900               2,624
                                                                 ---------------
                                                                          80,921
                                                                 ---------------
ENERGY--3.4%
CNOOC Ltd.                                         1,235,635               1,925
PTT Exploration & Production plc                     821,000               3,622
Sasol Ltd.                                            94,669               3,794
                                                                 ---------------
                                                                           9,341
                                                                 ---------------
FINANCIALS--18.6%
Banco Compartamos S.A.B. de C.V.                     870,648               4,494
Banco Santander Chile ADR                             47,100               3,051
BM&F BOVESPA S.A.                                    393,967               2,772
Cetip SA - Balcao Organizado de Ativos e
   Derivativos                                       492,900               4,034
Credicorp Ltd. ADR                                    46,093               3,550
HDFC Bank Ltd.                                       298,412              10,873
Housing Development Finance Corp.                    190,095              10,876
Itausa Investimentos SA                              445,543               3,033
Jammu & Kashmir Bank Ltd.                             92,150               1,135
JSE Ltd.                                             339,125               2,765
Samsung Fire & Marine Insurance Co., Ltd.             31,869               5,455
                                                                 ---------------
                                                                          52,038
                                                                 ---------------
HEALTH CARE--3.8%
Cipla Ltd.                                           733,434               5,261
Sun Pharmaceutical Industries Ltd.                    68,399               2,211
Yuhan Corp.(2)                                        20,277               3,099
                                                                 ---------------
                                                                          10,571
                                                                 ---------------
INDUSTRIALS--7.0%
Beijing Enterprises Holdings Ltd.                    939,615               6,806
Bharat Electronics Ltd.                               46,538               1,940
Bharat Heavy Electricals Ltd.                         55,818               2,874
Elbit Systems Ltd.                                    42,500               2,749
Jain Irrigation Systems Ltd.                         160,825               3,001
Taiwan Secom Co., Ltd.                             1,341,100               2,249
                                                                 ---------------
                                                                          19,619
                                                                 ---------------
INFORMATION TECHNOLOGY--5.8%
Cielo SA                                             434,600               3,829
NetEase.Com, Inc. ADR(2)                              68,800               2,588
NHN Corp.(2)                                          18,646               3,082
Redecard SA                                          404,634               6,740
                                                                 ---------------
                                                                          16,239
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
MATERIALS--2.6%
AMVIG Holdings Ltd.                                2,013,467     $           826
Asian Paints Ltd.                                     10,800                 416
Pretoria Portland Cement Co., Ltd.                   274,760               1,287
Semen Gresik (Persero) Tbk PT                      4,349,354               3,464
Yingde Gases Group Co., Ltd.(2)                    1,217,790               1,255
                                                                 ---------------
                                                                           7,248
                                                                 ---------------
TELECOMMUNICATION SERVICES--5.3%
America Movil S.A.B. de
   C.V. Series L                                   1,108,121               2,606
MTN Group Ltd.                                       310,163               4,936
Philippine Long Distance
   Telephone Co. Sponsored ADR                        75,731               4,292
Telekomunikasi Indonesia Tbk PT                    3,050,771               3,037
                                                                 ---------------
                                                                          14,871
                                                                 ---------------
UTILITIES--9.6%
Companhia de Saneamento de Minas Gerais                2,664                  51
Companhia Energetica de Minas Gerais                 306,831               5,569
CPFL Energia SA                                      166,100               3,369
Light SA                                             223,500               3,335
Tanjong plc                                        2,011,200               9,874
Xinao Gas Holdings Ltd.                            1,811,436               4,638
                                                                 ---------------
                                                                          26,836
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $205,362)                                               256,907
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--97.0%
(IDENTIFIED COST $215,078)                                               270,764
                                                                 ---------------
SHORT-TERM INVESTMENTS--4.0%
MONEY MARKET MUTUAL FUNDS--4.0%
Dreyfus Cash Management
   Fund - Institutional Shares
(seven-day effective
yield 0.080%)                                     11,206,636              11,207
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,207)                                                 11,207
                                                                 ---------------
TOTAL INVESTMENTS--101.0%
(IDENTIFIED COST $226,285)                                               281,971(1)
Other assets and liabilities, net--(1.0)%                                 (2,782)
                                                                 ---------------
NET ASSETS--100.0%                                               $       279,189
                                                                 ===============

ABBREVIATIONS:

ADR   American Depositary Receipt

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

($ reported in thousands)

COUNTRY WEIGHTINGS as of 12/31/09 +

Brazil                                     24%
India                                      23
China                                       9
Mexico                                      6
South Africa                                6
Korea                                       5
Malaysia                                    5
Other (includes Short-term investments)    22
                                          ---
Total                                     100%
                                          ---

+    % of total investments as of December 31, 2009

At December 31, 2009, the Fund had entered into forward currency contracts as follows:

Contracts                                                            Unrealized
 to Sell     In Exchange   Settlement                               Appreciation
 (000's)         for          Date       Counterparty     Value    (Depreciation)
----------   -----------   ----------   --------------   -------   --------------
BRL 38,692   USD 20,868     6/21/10        Citigroup     $21,435      $  (567)
GBP  2,907   USD  4,625     4/06/10        Citigroup       4,693          (68)
ZAR 64,690   USD  7,974     4/30/10     Northern Trust     8,563         (589)
                                                                      -------
                                                                      $(1,224)
                                                                      =======

CURRENCIES:

BRL   Brazilian Real
GBP   British Pound Sterling
USD   United States Dollar
ZAR   South African Rand

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                  Total Market                Level 2 -      Level 3 -
                                    Value at     Level 1 -   Significant    Significant
                                  December 31,     Quoted     Observable   Unobservable
                                      2009         Prices       Inputs        Inputs
                                  ------------   ---------   -----------   ------------
ASSETS TABLE
INVESTMENT IN SECURITIES:
Equity Securities:
   Preferred Stock                  $ 13,857      $ 13,857    $     --         $--
   Common Stocks                     256,907        99,436     157,471           0*
   Short-Term Investments             11,207        11,207          --          --
                                    --------      --------    --------         ---
   Total Assets                     $281,971      $124,500    $157,471         $ 0
                                    ========      ========    ========         ===
LIABILITIES TABLE
DERIVATIVES:
   Forward Currency Contracts**     $ (1,224)     $     --    $ (1,224)        $--
                                    --------      --------    --------         ---
   Total Liabilities                $ (1,224)     $     --    $ (1,224)        $--
                                    ========      ========    ========         ===

*    Level 3 Common Stock valued at zero at the end of the period.

**   Valued at the unrealized appreciation (depreciation) on the investments.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                             Corporate   Common
                                                                Debt     Stocks
                                                             ---------   ------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008 ..........................     $ 38        $--
Accrued discounts/premiums ...............................       --         --
Realized gain (loss)(a) ..................................       --         --
Change in unrealized appreciation (depreciation)(a) ......       13         --
Net purchases (sales) ....................................       --         --
Transfers in and/or out of Level 3(b) ....................      (51)         0
                                                               ----        ---
BALANCE AS OF DECEMBER 31, 2009 ..........................     $ --        $ 0
                                                               ====        ===

(a) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(b) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                            VIRTUS VALUE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2009

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--9.4%
AutoNation, Inc.(2)                                   68,000     $         1,302
Big Lots, Inc.(2)                                     41,500               1,203
Cablevision Systems Corp.
   Class A                                            33,100                 855
Jarden Corp.                                          28,300                 875
Liberty Media Corp. -
   Interactive Class A(2)                            138,600               1,502
Macy's, Inc.                                         121,300               2,033
News Corp. Class A                                    60,000                 821
Ross Stores, Inc.                                     26,400               1,128
TJX Cos., Inc. (The)                                  56,800               2,076
TRW Automotive Holdings Corp.(2)                      83,000               1,982
Viacom, Inc. Class B(2)                               26,000                 773
Yum! Brands, Inc.                                     24,200                 846
                                                                 ---------------
                                                                          15,396
                                                                 ---------------
CONSUMER STAPLES--6.7%
Archer-Daniels-Midland Co.                            93,600               2,931
Coca-Cola Enterprises, Inc.                          114,000               2,417
Del Monte Foods Co.                                  251,500               2,852
Lorillard, Inc.                                       18,800               1,508
SUPERVALU, Inc.                                      100,200               1,273
                                                                 ---------------
                                                                          10,981
                                                                 ---------------
ENERGY--15.5%
Chevron Corp.                                         72,200               5,559
ConocoPhillips                                        46,210               2,360
El Paso Corp.                                        107,300               1,055
Ensco International plc
   Sponsored ADR                                      22,900                 915
Exxon Mobil Corp.                                     87,200               5,946
Murphy Oil Corp.                                      15,500                 840
National Oilwell Varco, Inc.                          23,700               1,045
Newfield Exploration Co.(2)                           54,300               2,619
Noble Corp.                                           70,300               2,861
Occidental Petroleum Corp.                            27,700               2,253
                                                                 ---------------
                                                                          25,453
                                                                 ---------------
FINANCIALS--18.9%
ACE Ltd.(2)                                           44,800               2,258
American Express Co.                                  22,200                 900
American Financial Group, Inc.                        64,300               1,604
Arch Capital Group Ltd.(2)                            59,700               4,272
Bank of America Corp.                                251,100               3,782
Capital One Financial Corp.                           27,000               1,035
Goldman Sachs Group, Inc.
   (The)                                              26,500               4,474
JPMorgan Chase & Co.                                 127,700               5,321
MetLife, Inc.                                         39,300               1,389
Prudential Financial, Inc.                            24,000               1,194
Travelers Cos., Inc. (The)                            35,000               1,745
Wells Fargo & Co.                                    113,100               3,053
                                                                 ---------------
                                                                          31,027
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
HEALTH CARE--13.9%
Amgen, Inc.(2)                                        43,800     $         2,478
AstraZeneca plc Sponsored
   ADR                                                69,500               3,262
CIGNA Corp.                                           46,100               1,626
Forest Laboratories, Inc.(2)                          46,500               1,493
Humana, Inc.(2)                                       69,100               3,033
Johnson & Johnson                                     25,100               1,616
Life Technologies Corp.(2)                            32,900               1,718
McKesson Corp.                                        66,700               4,169
Pfizer, Inc.                                         118,800               2,161
Watson Pharmaceuticals, Inc.(2)                       33,600               1,331
                                                                 ---------------
                                                                          22,887
                                                                 ---------------
INDUSTRIALS--5.5%
Donnelley (R.R.) & Sons Co.                           46,200               1,029
General Electric Co.                                 284,400               4,303
KBR, Inc.                                             38,900                 739
Lockheed Martin Corp.                                 15,300               1,153
URS Corp.(2)                                          42,300               1,883
                                                                 ---------------
                                                                           9,107
                                                                 ---------------
INFORMATION TECHNOLOGY--10.1%
Avnet, Inc.(2)                                        49,400               1,490
Computer Sciences Corp.(2)                            49,300               2,836
Hewlett-Packard Co.                                   26,500               1,365
Ingram Micro, Inc.
   Class A(2)                                        222,300               3,879
International Business Machines Corp.                 17,000               2,226
Western Digital Corp.(2)                              77,600               3,426
Western Union Co. (The)                               68,500               1,291
                                                                 ---------------
                                                                          16,513
                                                                 ---------------
MATERIALS--8.5%
Ashland, Inc.                                         56,400               2,234
Crown Holdings, Inc.(2)                               99,400               2,543
Freeport-McMoRan
   Copper & Gold, Inc.(2)                             27,700               2,224
International Paper Co.                               94,000               2,517
Lubrizol Corp. (The)                                  21,300               1,554
Reliance Steel & Aluminum Co.                         33,250               1,437
Walter Energy, Inc.                                   18,800               1,416
                                                                 ---------------
                                                                          13,925
                                                                 ---------------
TELECOMMUNICATION SERVICES--7.6%
AT&T, Inc.                                           167,587               4,698
CenturyTel, Inc.                                     118,430               4,288
Verizon Communications, Inc.                         102,900               3,409
                                                                 ---------------
                                                                          12,395
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
UTILITIES--1.9%
FPL Group, Inc.                                       26,400     $         1,395
Integrys Energy Group, Inc.                           18,300                 768
ONEOK, Inc.                                           23,200               1,034
                                                                 ---------------
                                                                           3,197
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $159,837)                                               160,881
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--98.0%
(IDENTIFIED COST $159,837)                                               160,881
                                                                 ---------------
SHORT-TERM INVESTMENTS--2.0%
MONEY MARKET MUTUAL FUNDS--2.0%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.118%)                                   3,329,786               3,330
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,330)                                                   3,330
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $163,167)                                               164,211(1)
Other assets and liabilities, net--0.0%                                      (67)
                                                                 ---------------
NET ASSETS--100.0%                                               $       164,144
                                                                 ===============

COUNTRY WEIGHTINGS as of 12/31/09 +

United States (includes Short-term
   investments)                                                               92%
Bermuda                                                                        3
Switzerland                                                                    3
United Kingdom                                                                 2
                                                                 ---------------
Total                                                                        100%
                                                                 ---------------

+ % of total investments as of December 31, 2009

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                               Total Market      Level 1 -
                                                  Value at       Quoted
                                             December 31, 2009   Prices
                                             -----------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                                   $160,881       $160,881
   Short-Term Investments                             3,330          3,330
                                                   --------       --------
   Total Investments                               $164,211       $164,211
                                                   ========       ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

ABBREVIATIONS:
ADR American Depositary Receipt

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
CORPORATE BONDS--93.5%
CONSUMER DISCRETIONARY--29.5%
Affinion Group, Inc.
   10.125%, 10/15/13                         $           400     $           413
   11.500%, 10/15/15                                     610                 642
AMC Entertainment, Inc.
   8.000%, 3/1/14                                        585                 562
American Real Estate Partners LP
   8.125%, 6/1/12                                        635                 648
   7.125%, 2/15/13                                       205                 209
Bon-Ton Stores, Inc. (The)
   10.250%, 3/15/14                                      365                 339
Caesars Entertainment, Inc.
   7.875%, 3/15/10                                       420                 420
Cengage Learning Acquisitions, Inc.
   144A 13.250%, 7/15/15 (3)(4)                          350                 342
Cinemark USA, Inc. 144A
   8.625%, 6/15/19 (4)                                   315                 329
CSC Holdings, Inc. 144A
   8.625%, 2/15/19 (4)                                   950               1,027
Dollar General Corp. PIK Interest
   Capitalization
   11.875%, 7/15/17                                      244                 283
Echostar DBS Corp.
   6.625%, 10/1/14                                       265                 268
Education Management LLC/
   Education Management
   Finance Corp.
   10.250%, 6/1/16                                        38                  41
Goodyear Tire & Rubber Co. (The)
   10.500%, 5/15/16                                      555                 616
Hanesbrands, Inc.
   8.000%, 12/15/16                                      145                 148
Intelsat Corp.
   9.250%, 8/15/14                                       590                 609
Levi Strauss & Co.
   8.875%, 4/1/16                                        345                 363
Mediacom Broadband LLC/
   Mediacom Broadband Corp.
   8.500%, 10/15/15                                       30                  30
Peninsula Gaming LLC 144A
   10.750%, 8/15/17 (4)                                  460                 465
Sally Holdings LLC/Sally
   Capital, Inc.
   10.500%, 11/15/16                                     335                 362
Scientific Games International, Inc.
   9.250%, 6/15/19                                       695                 733
Service Corp. International
   7.625%, 10/1/18                                       450                 448
   8.000%, 11/15/21                                      140                 139
Speedway Motorsports, Inc.
   6.750%, 6/1/13                                        515                 515
   8.750%, 6/1/16                                        150                 159
Susser Holdings LLC/Susser
   Finance Corp.
   10.625%, 12/15/13                                     385                 403
United Artists Theatre Circuit, Inc.
   Series 95-A,
   9.300%, 7/1/15(6)(8)                                  146                 132
   Series BD-1,
   9.300%, 7/1/15(6)(8)                                  129                 116
   Series BE-9,
   9.300%, 7/1/15(6)(8)                                    5                   4
UPC Germany GmbH 144A
   8.125%, 12/1/17 (4)                                   390                 396

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
CONSUMER DISCRETIONARY--CONTINUED
Valassis Communications, Inc.
   8.250%, 3/1/15                            $           490     $           491
Videotron Ltee
   9.125%, 4/15/18                                       680                 751
WMG Holdings Corp.
   9.500%, 12/15/14(3)                                   670                 682
                                                                 ---------------
                                                                          13,085
                                                                 ---------------
CONSUMER STAPLES--12.6%
Ingles Markets, Inc.
   8.875%, 5/15/17                                       550                 575
Alliance One International, Inc.
   144A 10.000%, 7/15/16 (4)                             635                 670
ASG Consolidated LLC/
   ASG Finance, Inc.
   11.500%, 11/1/11(3)                                   490                 494
Bumble Bee Foods LLC 144A
   7.750%, 12/15/15 (4)                                  160                 161
Central Garden & Pet Co.
   9.125%, 2/1/13                                        435                 443
Constellation Brands, Inc.
   7.250%, 9/1/16                                        555                 566
Cott Beverages, Inc. 144A
   8.375%, 11/15/17 (4)                                  160                 166
Del Monte Corp. 144A
   7.500%, 10/15/19 (4)                                   35                  36
Dole Food Co., Inc.
   8.750%, 7/15/13                                        15                  16
   144A 13.875%, 3/15/14(4)                              276                 333
   144A 8.000%, 10/1/16(4)                               160                 163
Jarden Corp.
   7.500%, 5/1/17                                        415                 416
Pantry, Inc. (The)
   7.750%, 2/15/14                                       420                 405
Stater Brothers Holdings, Inc.
   7.750%, 4/15/15                                       260                 265
SUPERVALU, Inc.
   8.000%, 5/1/16                                        425                 434
Tops Markets LLC 144A
   10.125%, 10/15/15 (4)                                 410                 424
                                                                 ---------------
                                                                           5,567
                                                                 ---------------
ENERGY--7.4%
Chesapeake Energy Corp.
   9.500%, 2/15/15                                       130                 143
   6.625%, 1/15/16                                       550                 547
Comstock Resources, Inc.
   8.375%, 10/15/17                                      345                 355
El Paso Corp.
   6.875%, 6/15/14                                       300                 301
   8.250%, 2/15/16                                       230                 247
Encore Acquisition Co.
   6.000%, 7/15/15                                       180                 181
Pioneer Natural Resources Co.
   6.650%, 3/15/17                                       115                 114
   6.875%, 5/1/18                                        390                 388
Plains Exploration & Production Co.
   7.000%, 3/15/17                                       335                 331
   7.625%, 6/1/18                                        270                 277
Sandridge Energy, Inc. 144A
   8.750%, 1/15/20 (4)                                   395                 397
                                                                 ---------------
                                                                           3,281
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
FINANCIALS--5.7%
CEDC Finance Corp.
   International, Inc. 144A
   9.125%, 12/1/16 (4)                       $           310     $           321
Ford Motor Credit Co. LLC
   7.500%, 8/1/12                                        680                 686
GMAC, Inc. 144A
   6.750%, 12/1/14 (4)                                   555                 533
Host Hotels & Resorts LP
   Series O,
   6.375%, 3/15/15                                       550                 542
NBC Acquisition Corp.
   11.000%, 3/15/13(3)                                   580                 360
Ventas Realty LP/Ventas
   Capital Corp. Series 1,
   6.500%, 6/1/16                                         70                  67
                                                                 ---------------
                                                                           2,509
                                                                 ---------------
HEALTH CARE--4.5%
Bio-Rad Laboratories, Inc.
   144A 8.000%, 9/15/16 (4)                              155                 164
Community Health Systems, Inc.
   8.875%, 7/15/15                                       510                 529
HCA, Inc.
   9.250%, 11/15/16                                      900                 969
   144A 8.500%, 4/15/19(4)                               310                 335
                                                                 ---------------
                                                                           1,997
                                                                 ---------------
INDUSTRIALS--9.1%
ARAMARK Corp.
   8.500%, 2/1/15                                        360                 372
Biomet, Inc.
   11.625%, 10/15/17                                     980               1,088
Casella Waste Systems, Inc.
   9.750%, 2/1/13                                        555                 551
Corrections Corp. of America
   7.750%, 6/1/17                                        275                 285
DI Finance/DynCorp International,
   Inc. Series B,
   9.500%, 2/15/13                                       910                 926
Goodman Global Group, Inc.
   144A 0.000%, 12/15/14 (4)                             325                 186
Travelport LLC
   9.875%, 9/1/14                                        595                 617
                                                                 ---------------
                                                                           4,025
                                                                 ---------------
INFORMATION TECHNOLOGY--4.5%
Advanced Micro Devices, Inc.
   144A 8.125%, 12/15/17 (4)                              85                  85
Dycom Industries, Inc.
   8.125%, 10/15/15                                      447                 413
Jabil Circuit, Inc.
   7.750%, 7/15/16                                       140                 148
JDA Software Group, Inc.
   144A 8.000%, 12/15/14 (4)                              80                  82
Lender Processing Services, Inc.
   8.125%, 7/1/16                                        490                 524
SunGard Data Systems, Inc.
   9.125%, 8/15/13                                       245                 252
   10.250%, 8/15/15                                      445                 476
Viasat, Inc. 144A
   8.875%, 9/15/16 (4)                                    20                  21
                                                                 ---------------
                                                                           2,001
                                                                 ---------------

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                       See Notes to Financial Statements

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
MATERIALS--1.1%
Boise Paper Holdings LLC 144A
   9.000%, 11/1/17 (4)                       $           155     $           161
Cascades, Inc. 144A
   7.875%, 1/15/20 (4)                                    30                  31
Freeport-McMoRan
   Copper & Gold, Inc.
   8.375%, 4/1/17                                        285                 312
                                                                 ---------------
                                                                             504
                                                                 ---------------
TELECOMMUNICATION SERVICES--17.7%
Cincinnati Bell, Inc.
   8.250%, 10/15/17                                      395                 403
Citizens Communications Corp.
   7.125%, 3/15/19                                       210                 200
Crown Castle International Corp.
   7.125%, 11/1/19                                        25                  25
Frontier Communications Corp.
   8.125%, 10/1/18                                       290                 295
GCI, Inc. 144A
   8.625%, 11/15/19 (4)                                  760                 770
Global Crossing Ltd. 144A
   12.000%, 9/15/15 (4)                                  585                 645
Hughes Network Systems LLC/
   Hughes Network Systems
   Finance Corp.
   9.500%, 4/15/14                                       820                 851
NII Capital Corp. 144A
   8.875%, 12/15/19 (4)                                  935                 915
PAETEC Holding Corp.
   9.500%, 7/15/15                                       510                 493
Qwest Corp.
   8.375%, 5/1/16                                         75                  80
   6.500%, 6/1/17                                        370                 364
Sprint Capital Corp.
   8.375%, 3/15/12                                       430                 447
Stratos Global Corp.
   9.875%, 2/15/13                                       283                 300
Virgin Media Finance plc
   8.750%, 4/15/14                                       208                 216
   8.375%, 10/15/19                                      325                 336
West Corp.
   9.500%, 10/15/14                                      555                 566
Wind Acquisition Holdings
   Finance S.p.A. 144A
   12.250%, 7/15/17 (4)                                  325                 322
Windstream Corp.
   7.000%, 3/15/19                                       675                 634
                                                                 ---------------
                                                                           7,862
                                                                 ---------------
UTILITIES--1.4%
Ferrellgas Partners LP 144A
   9.125%, 10/1/17 (4)                                   325                 345
NRG Energy, Inc.
   7.375%, 1/15/17                                       295                 297
                                                                 ---------------
                                                                             642
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $38,630)                                                 41,473
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
LOAN AGREEMENTS(3)--2.4%
CONSUMER DISCRETIONARY--2.4%
Education Management LLC/
   Education Management
   Finance Corp. Tranche C,
   2.063%, 6/3/13                            $           632     $           595
KAR Holdings, Inc. Tranche
   2.745%, 10/21/13                                      250                 237
Rental Services Corp. Tranche
   3.790%, 11/30/13                                      228                 214
                                                                 ---------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $859)                                                     1,046
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--95.9%
(IDENTIFIED COST $39,489)                                                 42,519
                                                                 ---------------
SHORT-TERM INVESTMENTS--2.1%
MONEY MARKET MUTUAL FUNDS--2.1%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.118%)                                     941,077                 941
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $941)                                                       941
                                                                 ---------------
TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $40,430)                                                 43,460(1)
Other Assets and Liabilities--2.0%                                           823
                                                                 ---------------
NET ASSETS--100.0%                                               $        44,283
                                                                 ===============

ABBREVIATIONS:
PIK  Payment-in-Kind Security

COUNTRY WEIGHTINGS as of 12/31/09 +


United States (includes Short-term
   investments)                            94%
Canada                                      2
Bermuda                                     1
Germany                                     1
Italy                                       1
United Kingdom                              1
Total                                     100%

+    % of total investments as of December 31, 2009

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                          VIRTUS HIGH YIELD INCOME FUND

                               DECEMBER 31, 2009
($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                              Level 2-      Level 3 -
                               Total Market     Level 1 -   Significant   Significant
                                 Value at        Quoted      Observable   Unobservable
                            December 31, 2009    Prices        Inputs       Inputs
                            -----------------   ---------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   Corporate Debt                $42,519          $ --        $42,267        $252
Equity Securities:
   Short-Term Investments            941           941             --          --
                                 -------          ----        -------        ----
   Total Investments             $43,460          $941        $42,267        $252
                                 =======          ====        =======        ====

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                     Corporate
                                                                        Debt
                                                                     ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008 ..................................      $222
Accrued discounts/premiums(a) ....................................         1
Realized gain (loss)(b) ..........................................        --
Change in unrealized appreciation (depreciation)(b) ..............        62
Net purchases (sales)(c) .........................................       (33)
Transfers in and/or out of Level 3(d) ............................        --
                                                                        ----
BALANCE AS OF DECEMBER 31, 2009 ..................................      $252
                                                                        ====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
U.S. GOVERNMENT SECURITIES--16.7%
U.S. Treasury Bond 11.250%, 2/15/15          $           250     $           353
   7.500%, 11/15/16                                    1,610               2,029
   9.000%, 11/15/18                                    1,080               1,516
   8.125%, 8/15/19                                       500                 673
U.S. Treasury Note 1.375%, 11/15/12                      400                 397
   2.000%, 11/30/13                                      302                 301
   1.875%, 4/30/14                                        95                  93
   4.000%, 2/15/15                                       800                 850
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
   (IDENTIFIED COST $6,155)                                                6,212
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--49.7%
Federal Deposit Insurance Corp.
   (FDIC) Guaranteed:
   Morgan Stanley 3.250%, 12/1/11                      1,100               1,141
   Wells Fargo & Co. 3.000%, 12/9/11                     500                 516
   Bank of America Corp. Series L
      2.100%, 4/30/12                                  1,120               1,130
   General Electric Capital Corp.
      2.200%, 6/8/12                                   1,000               1,014
   JPMorgan Chase & Co. 2.200%, 6/15/12                1,000               1,014
   Goldman Sachs Group, Inc. 3.250%,
      6/15/12                                          1,000               1,039
FFCB
   Series 1, 3.500%, 10/3/11                             600                 624
   3.875%, 10/7/13                                     1,000               1,057
   2.625%, 4/17/14                                     1,000                 997
FHLB
   5.500%, 7/15/36                                       480                 493
FHLMC
   2.125%, 3/23/12                                     1,000               1,015
   2.000%, 11/5/12                                       770                 768
   4.500%, 7/15/13                                       775                 837
   4.125%, 9/27/13                                       900                 959
   2.500%, 1/7/14                                      1,200               1,201
FNMA
   3.375%, 5/19/11                                       200                 207
   3.625%, 8/15/11                                       700                 729
Israel Government AID Bond 5.500%, 9/18/23             1,500               1,598
Rowan Cos., Inc. 6.150%, 7/1/10                          367                 367
Small Business Administration
   09-P10A, 1 4.727%, 2/10/19                            580                 594
   Participation Certificates
   09-20B, 1 4.760%, 2/1/29                              500                 516
   Participation Certificates
   09-20F, 1 4.950%, 6/1/29                              662                 690
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (IDENTIFIED COST $18,011)                                              18,506
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
MUNICIPAL BONDS--0.6%
LOUISIANA--0.6%
Public Facilities Authority,
   System Restoration Projects
   Taxable Series 08-ELL, A1
   4.500%, 2/1/14                            $           208     $           210
                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (IDENTIFIED COST $207)                                                    210
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--30.9%
AGENCY--30.8%
FHLMC 5.679%, 4/1/37(3)                                  278                 294
FHLMC (Interest Only) 202
   6.500%, 4/1/29                                         66                  15
FNMA 11.000%, 12/1/15                                     12                  14
   5.500%, 6/1/28                                        845                 890
   6.500%, 5/1/36                                        319                 342
   5.000%, 2/1/38                                        639                 656
FNMA Grantor Trust
   01-T2, A 5.780%, 11/25/10                             379                 379
   02-T3, B 5.763%, 12/25/11                           2,000               2,136
FNMA REMIC 04-15, AB
   4.000%, 9/25/17                                       261                 270
   02-73, OE 5.000%, 11/25/17                          1,200               1,272
   (Interest Only) 97-20
   1.840%, 3/25/27(3)(6)                                 454                  12
GNMA 9.000%, 5/15/16                                       1                   1
   8.000%, 3/15/23                                         6                   7
   7.000%, 8/15/23                                        59                  66
   4.125%, 10/20/25(3)                                     6                   6
   8.000%, 11/15/26                                       58                  67
   5.500%, 1/15/33                                       397                 419
GNMA Structured Securities
   04-45, A 4.020%, 12/16/21                             561                 573
   05-9, A 4.026%, 5/16/22                               137                 139
   02-53, B 5.552%, 5/16/26                               28                  29
   06-9, A 4.201%, 8/16/26                               376                 385
   04-78, C 4.658%, 4/16/29                              250                 261
   07-75, A 4.747%, 4/16/29                              445                 460
   03-88, CA 4.746%, 1/16/30                             373                 391
   06-63, A 4.255%, 2/16/32                              367                 380
   03-48, C 4.891%, 7/16/34                            1,000               1,030
   08-78, C 4.420%, 1/16/37                              620                 641
   05-79, B 4.646%, 8/16/39                              285                 298
                                                                 ---------------
                                                                          11,433
                                                                 ---------------
NON-AGENCY--0.1%
Structured Asset Securities Corp.
   (Interest Only) 98-RF3, AIO 144A
   6.100%, 6/15/28 (4)(7)                                378                  50
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
   (IDENTIFIED COST $11,253)                                              11,483
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
ASSET-BACKED SECURITIES--0.7%
AEP Texas Central Transition
   Funding LLC 06-A, A5
   5.306%, 7/1/20                            $           250     $           264
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
   (IDENTIFIED COST $250)                                                    264
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--98.6%
   (IDENTIFIED COST $35,876)                                              36,675
                                                                 ---------------

                                                  SHARES
                                             ---------------
SHORT-TERM INVESTMENTS--0.7%
MONEY MARKET MUTUAL FUNDS--0.7%
AIM Short-Term Investment
   Treasury Portfolio (The) -
   Institutional Shares
   (seven-day effective yield 0.020%)                  6,595                   7
BlackRock Liquidity Funds
   FedFund Portfolio -
   Institutional Shares
   (seven-day effective yield 0.066%)                253,057                 253
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $260)                                                    260
                                                                 ---------------
TOTAL INVESTMENTS--99.3%
   (IDENTIFIED COST $36,136)                                              36,935(1)
Other Assets and Liabilities--0.7%                                           254
                                                                 ---------------
NET ASSETS--100.0%                                               $        37,189
                                                                 ===============

ABBREVIATIONS:

FDIC  Federal Deposit Insurance Corporation
FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA  Federal National Mortgage Association ("Fannie Mae")
GNMA  Government National Mortgage Association ("Ginnie Mae")
REMIC Real Estate Mortgage Investment Conduit

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                            Level 2 -
                                              Total Market     Level 1 -   Significant
                                                 Value at       Quoted      Observable
                                           December 31, 2009    Prices        Inputs
                                           -----------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government and Agency Securities         $24,718          $ --       $24,718
   Municipal Securities                              210            --           210
   Mortgage-Backed Securities                     11,483            --        11,483
   Asset-Backed Securities                           264            --           264
Equity Securities:
   Short-Term Investments                            260           260            --
                                                 -------          ----       -------
   Total Investments                             $36,935          $260       $36,675
                                                 =======          ====       =======

There are no Level 3 (significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                         Mortgage-Backed
                                                            Securities
                                                         ---------------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008 ......................        $ 28
Accrued discounts/premiums(a) ........................          --(e)
Realized gain (loss)(b) ..............................          --
Change in unrealized appreciation (depreciation)(b) ..          27
Net purchases (sales)(c) .............................          (5)
Transfers in and/or out of Level 3(d) ................         (50)
                                                              ----
BALANCE AS OF DECEMBER 31, 2009 ......................        $ --
                                                              ====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(e)  Amount is less than $500.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
MUNICIPAL BONDS(13)--97.7%
ALABAMA--13.8%
Jefferson County Limited Obligation
   Series A, 5.250%, 1/1/17                  $         6,000     $         5,315
   Series A, 5.500%, 1/1/21                            2,415               2,124
Marshall County Health Care Authority
   Series A, 6.250%, 1/1/22                              770                 791
State Drinking Water Finance Authority
   Series A-02, (AMBAC Insured)
   5.000%, 8/15/14                                     2,875               3,002
                                                                 ---------------
                                                                          11,232
                                                                 ---------------
ARIZONA--4.2%
Salt Verde Financial Corp.
   Series 07, 5.250%, 12/1/20                          2,400               2,355
State School Facilities Board
   Certificates of Participation
   Series 08, 5.250%, 9/1/23                           1,000               1,061
                                                                 ---------------
                                                                           3,416
                                                                 ---------------
CALIFORNIA--6.9%
City of Lodi Wastewater System
   Certificates of Participation
   Series A, (NATL-RE Insured) 5.500%,
   10/1/18                                             1,535               1,655
Health Facility Authority, Catholic
   Health System Series K,
   5.125%, 7/1/22                                      1,705               1,725
State of California
   6.000%, 11/1/35                                     2,150               2,204
                                                                 ---------------
                                                                           5,584
                                                                 ---------------
COLORADO--6.1%
Gunnison Watershed School
   District No. 1-J Series 09,
   5.250%, 12/1/22                                       500                 566
Public Authority For Colorado
   Energy, Natural Gas Purchase
   Series 08, 6.125%, 11/15/23                         1,400               1,463
University of Colorado Series A,
   5.625%, 6/1/22                                      2,500               2,914
                                                                 ---------------
                                                                           4,943
                                                                 ---------------
CONNECTICUT--1.2%
State Health & Education
   Facilities Authority, Yale
   University Series Y-2, 0.180%,
   7/1/35 (3)                                          1,000               1,000
                                                                 ---------------
DISTRICT OF COLUMBIA--0.6%
Metropolitan Washington Airport
   Authority, Dulles Airport
   Metrorail Series Lien A-09, 5.125%,
   10/1/32                                               500                 517
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
FLORIDA--1.3%
Miami Dade County Educational
   Facilities Authority, University
   of Miami Series A,
   5.250%, 4/1/18                            $         1,000     $         1,067
                                                                 ---------------
ILLINOIS--6.0%
Development Finance Authority
   DePaul University Series C,
   5.625%, 10/1/20                                     1,000               1,069
Educational Facilities Authority
   University of Chicago Series A,
   5.250%, 7/1/22                                      3,000               3,173
State Finance Authority,
   KishHealth System Obligated
   Group, Series 08,
   4.750%, 10/1/18                                       650                 654
                                                                 ---------------
                                                                           4,896
                                                                 ---------------
INDIANA--3.3%
Indiana University
   (AMBAC Insured) 5.250%, 11/15/17                    1,055               1,168
   Series A, 5.250%, 6/1/23                            1,320               1,505
                                                                 ---------------
                                                                           2,673
                                                                 ---------------
LOUISIANA--1.3%
State of Louisiana Office
   Facilities Corp., Capitol
   Complex Program 5.000%, 3/1/19                      1,000               1,063
MARYLAND--4.2%
City of Baltimore, Convention
   Center Series 06-A, (XLCA Insured)
   5.250%, 9/1/23                                      2,500               2,296
State Health and Higher
   Educational Facilities Authority,
   Anne Arundel Health System Series A,
   6.750%, 7/1/29                                      1,000               1,131
                                                                 ---------------
                                                                           3,427
                                                                 ---------------
MASSACHUSETTS--4.9%
Commonwealth of Massachusetts
   Series C, (AGM Insured) 5.250%, 8/1/23                800                 895
State Health & Educational
   Facilities Authority, Partners
   Healthcare System Series J-1,
   5.250%, 7/1/29                                      1,000               1,031
                                                                 ---------------
State Health & Educational
   Facilities Authority, Partners
   Healthcare System Series J-2,
   4.250%, 7/1/17                                      1,000               1,045
   4.250%, 7/1/18                                      1,000               1,033
                                                                 ---------------
                                                                           4,004
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
MICHIGAN--5.0%
City of Detroit Sewer Disposal
   Series Lien B, (FSA Insured)
   7.500%, 7/1/33                            $         2,500     $         2,949
State of Michigan Highway
   Improvements (AGM Insured)
   5.250%, 9/15/19                                     1,000               1,085
                                                                 ---------------
                                                                           4,034
                                                                 ---------------
MISSOURI--1.4%
State Health & Educational
   Facilities Authority, University
   of Washington 0.250%, 9/1/30 (3)                    1,100               1,100
                                                                 ---------------
NEBRASKA--1.4%
University of Nebraska Lincoln
   College Series A, 5.000%, 7/1/22                    1,000               1,120
                                                                 ---------------
NEVADA--1.7%
State of Nevada 5.000%, 7/1/17                         1,305               1,420
                                                                 ---------------
NEW JERSEY--3.5%
State Economic Development
   Authority Series O, 5.250%, 3/1/21                  2,700               2,892
                                                                 ---------------
NEW YORK--8.6%
City of New York Series C,
   0.200%, 10/1/23 (3)                                 2,000               2,000
City of New York, Industrial
   Development Agency,
   Queens Baseball Stadium
   Project (AMBAC Insured) 5.000%, 1/1/20                900                 918
   (AGC Insured) 6.125%, 1/1/29                          500                 567
City of New York, Municipal
   Water Finance Authority,
   Water & Sewer Series A-09,
   5.500%, 6/15/21                                       500                 582
   5.500%, 6/15/22                                       500                 580
   5.625%, 6/15/24                                     1,050               1,216
   5.750%, 6/15/40                                     1,000               1,112
                                                                 ---------------
                                                                           6,975
                                                                 ---------------
OHIO--5.7%
Franklin County, American
   Chemical Society Project Development
   5.500%, 10/1/12                                     4,600               4,654
                                                                 ---------------
PENNSYLVANIA--2.6%
State Turnpike Commission
   Authority, Sub-Series B, (AGM Insured)
   5.750%, 6/1/39                                      2,000               2,122
                                                                 ---------------

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
PUERTO RICO--5.1%
Puerto Rico Sales Tax Financing
   Corp. First Sub-Series B 6.125%, 8/1/29   $         4,000     $         4,183
                                                                 ---------------
TEXAS--3.0%
State Municipal Gas Acquisition
   & Supply Corp. II 0.800%, 9/15/27(3)                3,000               2,451
                                                                 ---------------
WISCONSIN--4.1%
State of Wisconsin Series A,
   6.000%, 5/1/33                                      3,000               3,359
                                                                 ---------------
WYOMING--1.8%
Sublette County, Pollution
   Control (Exxon Project)
   0.180%, 11/1/14(3)                                  1,500               1,500
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $78,975)                                                 79,632
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--97.7%
(IDENTIFIED COST $78,975)                                                 79,632
                                                                 ---------------

                                                  SHARES               VALUE
                                             ---------------     ---------------
SHORT-TERM INVESTMENTS--5.2%
MONEY MARKET MUTUAL FUNDS--5.2%
AIM Tax-Free Cash Reserve
   Portfolio (The) - Institutional
   Shares (seven-day effective
   yield 0.120%)                                     757,186     $           757
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund -
   Institutional Shares
   (seven-day effective yield 0.190%)              3,521,901               3,522
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,279)                                                   4,279
                                                                 ---------------
TOTAL INVESTMENTS--102.9%
(IDENTIFIED COST $83,254)                                                 83,911(1)
Other assets and liabilities, net--(2.9)%                                 (2,390)
                                                                 ---------------
NET ASSETS--100.0%                                               $        81,521
                                                                 ===============

ABBREVIATIONS:

AGC     Assured Guaranty Corp.

AGM     Assured Guaranty Municipal Corp. (formerly Financial Security
        Assurance, Inc.)

AMBAC   American Municipal Bond Assurance Corporation

NATL-RE National Public Finance Guarantee Corp. (formerly Municipal Bond
        Insurance Association)

XLCA    XL Capital Assurance

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                             Level 2 -
                              Total Market      Level 1 -   Significant
                                Value at         Quoted      Observable
                            December 31, 2009    Prices        Inputs
                            -----------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   Municipal Securities          $79,632          $   --      $79,632
Equity Securities:
   Short-Term Investments          4,279           4,279           --
                                 -------          ------      -------
   Total Investments             $83,911          $4,279      $79,632
                                 =======          ======      =======

There are no Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
U.S. GOVERNMENT SECURITIES--15.5%
U.S. Treasury Bond
   7.500%, 11/15/16                          $         4,133     $         5,209
   9.000%, 11/15/18                                    1,525               2,141
U.S. Treasury Note
   3.125%, 9/30/13                                     1,100               1,143
   4.000%, 2/15/15                                     4,295               4,565
   4.000%, 8/15/18                                       900                 919
   3.625%, 8/15/19                                       600                 590
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
   (IDENTIFIED COST $14,611)                                              14,567
                                                                 ---------------
MUNICIPAL BONDS--1.8%
LOUISIANA--1.8%
Public Facilities Authority,
   System Restoration Projects
   Taxable Series 08-ELL, A1
   4.500%, 2/1/14                                      1,615               1,635
                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (IDENTIFIED COST $1,615)                                                1,635
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--19.8%
AGENCY--3.2%
FNMA
   6.000%, 5/1/16                                        253                 271
   10.500%, 12/1/16                                        1                   1
   5.000%, 5/1/18                                        332                 351
   9.000%, 10/1/25                                         1                   2
FNMA REMIC
   97-70, PE 0.000%, 4/25/22                             210                 192
   (Interest Only) 97-20 1.840%,
      3/25/27(3)(6)                                    1,332                  35
GNMA
   7.000%, 6/15/23                                        30                  33
   7.000%, 7/15/23                                         4                   4
   7.000%, 9/15/23                                        34                  37
   7.000%, 9/15/23                                         7                   7
   7.000%, 1/15/24                                        28                  31
   7.000%, 5/15/24                                        15                  17
   7.000%, 9/15/24                                        29                  32
   7.000%, 7/15/25                                        24                  27
   7.000%, 7/15/25                                        12                  13
   7.000%, 7/15/25                                        17                  19
GNMA Structured Securities 04-108, C
   5.039%, 12/16/32 (3)                                1,905               1,944
                                                                 ---------------
                                                                           3,016
                                                                 ---------------
NON-AGENCY--16.6%
Adjustable Rate Mortgage Trust 05-11, 2A42
   5.292%, 2/25/36 (3)                                 4,455               1,916
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-PW14, AAB
   5.171%, 12/11/38                                      955                 957
   07-PW15, A2 5.205%, 2/11/44                         1,450               1,469
Countrywide Alternative Loan
   Trust 04-22CB, 1A1
   6.000%, 10/25/34                                    1,538               1,398

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
NON-AGENCY--CONTINUED
DLJ Mortgage Acceptance
   Corp. 96-I, (Principal Only) 144A
   0.000%, 9/18/11 (4)(7)                    $             7     $             7
First Horizon Alternative
   Mortgage Security 05-FA8, 1A18
   5.500%, 11/25/35                                      970                 800
GMAC Mortgage Corp. Loan
   Trust 05-AR3, 3A3
   4.842%, 6/19/35 (3)                                   628                 602
GSR Mortgage Loan Trust
   04-10F, 1A1
   4.500%, 8/25/19                                       465                 466
Lehman Brothers-UBS
   Commercial Mortgage Trust
   01-C2, A1
   6.270%, 6/15/20                                        26                  26
   05-C5, A3 4.964%, 9/15/30                             797                 808
Morgan Stanley Capital I 06-T23, A2
   5.741%, 8/12/41 (3)                                 1,770               1,813
Morgan Stanley Mortgage Loan
   Trust 06-7, 5A2
   5.962%, 6/25/36 (3)                                 1,800               1,013
Residential Funding Mortgage
   Securities II, Inc. 01-HS2, A5
   7.420%, 4/25/31 (3)                                   287                 279
Residential Funding Securities
   LLC 03-RM2, AII 5.000%, 5/25/18                       887                 901
Structured Asset Securities Corp.
   03-34A, 6A 4.992%, 11/25/33(3)                      1,343               1,149
   05-2XS, 2A2 5.150%, 2/25/35(3)                        812                 411
Structured Asset Securities Corp.
   (Interest Only) 98-RF3, AIO
   144A 6.100%, 6/15/28 (4)(7)                           951                 125
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates 05-6, 2A7
   5.500%, 8/25/35                                     1,732               1,487
                                                                 ---------------
                                                                          15,627
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
   (IDENTIFIED COST $23,105)                                              18,643
                                                                 ---------------
ASSET-BACKED SECURITIES--12.1%
Avis Budget Rental Car
   Funding AESOP LLC 09-2A, A 144A
   5.680%, 2/20/13 (4)                                   600                 619
Capital Auto Receivables Asset
   Trust 07-3, A4 5.210%, 3/17/14                      1,870               1,959
Capital One Multi-Asset Execution
   Trust 03-B5, B5 4.790%, 8/15/13                     2,480               2,518
Citibank Credit Card Issuance
   Trust 07-B2, B2 5.000%, 4/2/12                      1,770               1,787

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
CitiFinancial Auto Issuance
   Trust 09-1, A2 144A
   1.830%, 11/15/12 (4)                      $         1,400     $         1,403
E*Trade RV & Marine Trust
   04-1, A3 3.620%, 10/8/18                               40                  41
USAA Auto Owner Trust
   07-2, A3 4.900%, 2/15/12                              166                 168
   09-2, A4 2.530%, 7/15/15                            1,955               1,944
World Omni Automobile Lease
   Securitization Trust 09-A, A3
   1.650%, 2/15/13                                       945                 942
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
   (IDENTIFIED COST $11,227)                                              11,381
                                                                 ---------------
CORPORATE BONDS--46.7%
CONSUMER DISCRETIONARY--2.7%
DaimlerChrysler North America LLC
   5.875%, 3/15/11                                       525                 549
Disney Walt Co. (The) 5.625%, 9/15/16                    935               1,009
Time Warner Cable, Inc.
   5.000%, 2/1/20                                      1,000                 970
                                                                 ---------------
                                                                           2,528
                                                                 ---------------
CONSUMER STAPLES--1.4%
Heinz (H.J.) Co.
   5.350%, 7/15/13                                     1,220               1,312
                                                                 ---------------
ENERGY--6.0%
Conoco Funding Co.
   6.350%, 10/15/11                                    2,305               2,508
DCP Midstream LLC
   7.875%, 8/16/10                                     1,380               1,434
Devon Financing Corp.
   6.875%, 9/30/11                                     1,550               1,684
                                                                 ---------------
                                                                           5,626
                                                                 ---------------
FINANCIALS--18.4%
AvalonBay Communities, Inc.
   5.750%, 9/15/16                                       425                 435
Bank of America Corp.
   6.250%, 4/15/12                                     1,065               1,141
Boeing Capital Corp.
   3.250%, 10/27/14                                      725                 720
Capital One Financial Corp.
   6.150%, 9/1/16                                        980                 984
Caterpillar Financial Service
   Corp. 5.125%, 10/12/11                              1,000               1,061
Citigroup, Inc. 5.100%, 9/29/11                        1,000               1,034
General Electric Capital Corp.
   4.875%, 3/4/15                                        230                 239
HSBC Finance Corp. 6.375%, 10/15/11                    1,850               1,968
   4.750%, 7/15/13                                       465                 484
IBM International Group Capital LLC
   5.050%, 10/22/12                                      800                 867

     Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
FINANCIALS--CONTINUED
John Deere Capital Corp.
   5.100%, 1/15/13                           $           750     $           797
JPMorgan Chase & Co.
   5.125%, 9/15/14                                       920                 970
Lehman Brothers Holdings, Inc.
   4.250%, 1/27/10(6)(9)                               1,465                 293
   6.200%, 9/26/14(6)(9)                                 370                  74
Merrill Lynch & Co., Inc.
   6.150%, 4/25/13                                     1,250               1,338
National City Bank
   4.625%, 5/1/13                                      1,345               1,378
Simon Property Group LP
   5.750%, 5/1/12                                        445                 467
Union Planters Corp.
   7.750%, 3/1/11                                      1,400               1,392
Wachovia Corp.
   5.300%, 10/15/11                                    1,000               1,062
Wells Fargo & Co.
   5.300%, 8/26/11                                       600                 635
                                                                 ---------------
                                                                          17,339
                                                                 ---------------
HEALTH CARE--2.8%
Schering-Plough Corp.
   5.300%, 12/1/13                                     1,135               1,248
Wellpoint, Inc.
   5.875%, 6/15/17                                     1,400               1,442
                                                                 ---------------
                                                                           2,690
                                                                 ---------------
INDUSTRIALS--3.4%
Burlington Northern Santa Fe Corp.
   6.750%, 7/15/11                                       690                 743
CSX Corp.
   6.750%, 3/15/11                                     1,780               1,891
Honeywell International, Inc.
   5.625%, 8/1/12                                        500                 546
                                                                 ---------------
                                                                           3,180
                                                                 ---------------
INFORMATION TECHNOLOGY--0.8%
Cisco Systems, Inc.
   5.250%, 2/22/11                                        50                  52
   2.900%, 11/17/14                                      700                 699
                                                                 ---------------
                                                                             751
                                                                 ---------------
MATERIALS--1.7%
CRH America, Inc.
   5.625%, 9/30/11                                     1,520               1,598
                                                                 ---------------
TELECOMMUNICATION SERVICES--5.1%
AT&T, Inc.
   5.625%, 6/15/16                                       710                 763
Rogers Communications, Inc.
   7.250%, 12/15/12                                    1,000               1,127
Verizon Global Funding Corp.
   7.250%, 12/1/10                                     1,250               1,321
Vodafone Group plc
   3.375%, 11/24/15                                    1,600               1,548
                                                                 ---------------
                                                                           4,759
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
UTILITIES--4.4%
Consolidated Edison Company
   of New York, Inc. 06-C
   5.500%, 9/15/16                           $         1,165     $         1,229
Pacific Gas & Electric Co.
   4.200%, 3/1/11                                      1,200               1,238
Southern Co. Series A
   5.300%, 1/15/12                                     1,575               1,688
                                                                 ---------------
                                                                           4,155
                                                                 ---------------
TOTAL CORPORATE BONDS
   (IDENTIFIED COST $43,238)                                              43,938
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--95.9%
   (IDENTIFIED COST $93,796)                                              90,164
                                                                 ---------------

                                                  SHARES
                                             ---------------
SHORT-TERM INVESTMENTS--3.0%
MONEY MARKET MUTUAL FUNDS--3.0%
AIM Short Term Investment -
   Liquid Assets Portfolio (The) -
   Institutional Shares (seven-day
   effective yield 0.180%)                         2,151,721               2,152
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective yield 0.118%)                639,276                 639
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $2,791)                                                2,791
                                                                 ---------------
TOTAL INVESTMENTS--98.9%
   (IDENTIFIED COST $96,587)                                              92,955(1)
Other Assets and Liabilities--1.1%                                         1,075
                                                                 ---------------
NET ASSETS--100.0%                                               $        94,030
                                                                 ===============

ABBREVIATIONS:

FNMA  Federal National Mortgage Association ("Fannie Mae")

GNMA  Government National Mortgage Association ("Ginnie Mae")

REMIC Real Estate Mortgage Investment Conduit

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                 Level 2 -
                                   Total Market     Level 1 -   Significant
                                     Value at         Quoted     Observable
                                December 31, 2009     Prices       Inputs
                                -----------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Securities         $14,567         $   --      $14,567
   Municipal Securities                 1,635             --        1,635
   Mortgage-Backed Securities          18,643             --       18,643
   Asset-Backed Securities             11,381             --       11,381
   Corporate Debt                      43,938             --       43,938
Equity Securities:
   Short-Term Investments               2,791          2,791           --
                                      -------         ------      -------
   Total Investments                  $92,955         $2,791      $90,164
                                      =======         ======      =======

There are no Level 3 (significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                           Mortgage-Backed
                                                              Securities
                                                           ----------------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008 ........................        $  80
Accrued discounts/premiums(a) ..........................           --(e)
Realized gain (loss)(b) ................................           --(e)
Change in unrealized appreciation (depreciation)(b) ....           68
Net purchases (sales)(c) ...............................          (17)
Transfers in and/or out of Level 3(d) ..................         (131)
                                                                -----
BALANCE AS OF DECEMBER 31, 2009 ........................        $  --
                                                                =====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of December 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(e)  Amount is less than $500.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                           VIRTUS TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
MUNICIPAL BONDS(13)--96.6%
ALABAMA--4.0%
City of Birmingham Series A,
   5.500%, 8/1/25                            $         1,000     $         1,018
Jefferson County Limited
   Obligation Series A,
   5.250%, 1/1/17                                      3,000               2,657
                                                                 ---------------
                                                                           3,675
                                                                 ---------------
ARIZONA--1.0%
Health Facilities Authority
   Phoenix Children's Hospital Series B,
   1.170%, 2/1/42 (3)                                  1,000                 884
                                                                 ---------------
ARKANSAS--0.0%
Lonoke County Residential
   Housing Facilities Board Series A-2,
   (FNMA Collateralized) 7.900%, 4/1/11                    2                   1
Stuttgart Public Facilities
   Board Series A-2, (FNMA Collateralized)
   7.900%, 9/1/11                                          1                   1
                                                                 ---------------
                                                                               2
                                                                 ---------------
CALIFORNIA--7.5%
California Educational Facilities
   Authority, University of
   Southern California Series A,
   5.250%, 10/1/38                                     2,000               2,116
M-S-R Energy Authority Series C,
   6.500%, 11/1/39                                     1,655               1,757
South Gate Utility Authority
   (NATL-RE, FGIC Insured)
   0.000%, 10/1/19                                     1,385                 885
State of California
   6.000%, 11/1/35                                     2,000               2,051
                                                                 ---------------
                                                                           6,809
                                                                 ---------------
COLORADO--4.5%
Denver City & County School
   District No.1 Series A,
   5.500%, 12/1/26                                     1,335               1,516
Public Authority For Energy
   6.250%, 11/15/28                                      675                 705
State Health Facilities Authority,
   Catholic Health Initiatives
   Series D,
   6.250%, 10/1/33                                       575                 624
State Public Highway Authority
   E-470 Series B, (NATL-RE Insured)
   0.000%, 9/1/29                                        665                 178
University of Colorado
Enterprise System Series A,
   5.375%, 6/1/38                                      1,000               1,073
                                                                 ---------------
                                                                           4,096
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
CONNECTICUT--1.1%
State Health & Education
   Facilities Authority, Yale
   University Series Y-2,
   0.180%, 7/1/35 (3)                        $         1,000     $         1,000
                                                                 ---------------
DISTRICT OF COLUMBIA--3.5%
Metropolitan Washington
   Airports Authority, Dulles
   Airport Metrorail Series Lien - B-09,
   (Assured Guaranty)
   0.000%, 10/1/36                                     2,000                 357
   Series Lien - C-09, (Assured Guaranty)
      0.000%, 10/1/41                                  4,000               2,790
                                                                 ---------------
                                                                           3,147
                                                                 ---------------
FLORIDA--3.5%
Brevard County Health
   Facilities Authority, Health
   First, Inc. Project
   7.000%, 4/1/39                                      1,050               1,152
Tampa Bay Water Utility System
   (NATL-RE Insured) 5.000%, 10/1/31                   2,000               2,014
                                                                 ---------------
                                                                           3,166
                                                                 ---------------
GEORGIA--4.5%
Athens-Clarke County Unified
   Government Water and Sewer Authority,
   5.625%, 1/1/28                                      1,500               1,694
Chatham County Hospital
   Authority, Memorial Medical
   Health Center Series A,
   6.125%, 1/1/24                                      1,280               1,281
Private Colleges & Universities
   Authority,
   5.000%, 9/1/28                                      1,000               1,080
                                                                 ---------------
                                                                           4,055
                                                                 ---------------
ILLINOIS--3.4%
State Finance Authority,
   Art Institute of Chicago, Series A,
   6.000%, 3/1/38                                        895                 977
State Finance Authority, Rush
   University Medical Center, Series A,
   7.250%, 11/1/38                                     1,000               1,103
State Finance Authority,
   University of Chicago, Series A,
   5.000%, 7/1/26                                      1,000               1,052
                                                                 ---------------
                                                                           3,132
                                                                 ---------------
IOWA--1.1%
Finance Authority Health Facilities,
   Iowa Health System Series A-05,
   (Assured Guaranty)
   5.250%, 2/15/29                                     1,000               1,020
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
LOUISIANA--1.2%
State of Louisiana Office
   Facilities Corp., Capitol
   Complex Program
   5.000%, 3/1/18                            $         1,000     $         1,066
                                                                 ---------------
MARYLAND--3.4%
City of Baltimore, Convention
   Center Series A, (XLCA Insured)
   5.250%, 9/1/22                                      2,100               1,954
State Health and Higher
   Educational Facilities
   Authority, Anne Arundel
   Health System Series A,
   6.750%, 7/1/29                                      1,000               1,131
                                                                 ---------------
                                                                           3,085
                                                                 ---------------
MASSACHUSETTS--8.6%
Commonwealth of Massachusetts
   0.240%, 3/1/26(3)                                   1,500               1,500
   Series B
   5.000%, 7/1/36                                      2,000               2,099
State Health & Educational
   Facilities Authority, Harvard
   University Series A,
   5.500%, 11/15/36                                    2,000               2,219
State Health & Educational
   Facilities Authority, Partners
   Healthcare Series J-1,
   5.000%, 7/1/34(17)                                  2,000               1,994
                                                                 ---------------
                                                                           7,812
                                                                 ---------------
MICHIGAN--3.0%
City of Detroit Sewer Disposal
   Series Lien B, (AGM Insured)
   7.500%, 7/1/33 (11)                                 2,000               2,359
State Hospital Finance Authority
   McLaren Health Care 5.625%, 5/15/28                   400                 391
                                                                 ---------------
                                                                           2,750
                                                                 ---------------
MISSOURI--2.8%
St. Louis Metropolitan District
   Sewer & Wastewater System Series A,
   5.750%, 5/1/38                                      2,000               2,183
State Health & Educational
   Facilities Authority
   Washington University Series A,
   5.375%, 3/15/39                                       300                 326
                                                                 ---------------
                                                                           2,509
                                                                 ---------------
NEBRASKA--2.4%
University of Nebraska
   Lincoln Student Fees and
   Facilities Series A,
   5.250%, 7/1/34                                      2,000               2,142
                                                                 ---------------
NEW HAMPSHIRE--0.8%
State Health & Education
   Facilities Authority, Exeter Project
   6.000%, 10/1/24                                       750                 769
                                                                 ---------------

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                           VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
NEW YORK--13.7%
City of New York Series E-1,
   6.250%, 10/15/28                          $         1,000     $         1,162
City of New York, Industrial
   Development Agency, Queens
   Baseball Stadium Project (AMBAC Insured)
   5.000%, 1/1/31                                        450                 427
   (Assured Guaranteed)
   6.375%, 1/1/39                                      1,000               1,118
   City of New York, Municipal
   Water Finance Authority,
   Water & Sewer Series A-09,
   5.750%, 6/15/40                                     5,590               6,217
Metropolitan Transportation
   Authority Series C-08, 6.250%, 11/15/23             3,000               3,479
                                                                 ---------------
                                                                          12,403
                                                                 ---------------
OHIO--1.2%
State Higher Educational
   Facility Commission
   University Hospital Health
   System Series A-09,
   6.750%, 1/15/39                                     1,000               1,062
                                                                 ---------------
PENNSYLVANIA--6.1%
Chester County Health &
   Education Facilities Authority,
   Chester County Hospital
   Series A,
   6.750%, 7/1/31                                      1,000                 976
State Turnpike Commission Authority,
   Sub-Series E,
   0.000%, 12/1/38                                     2,000               1,246
Sub-Series B, 5.250%, 6/1/39                           1,250               1,266
   Sub-Series B, (AGM Insured)
   5.750%, 6/1/39                                      1,000               1,061
   Sub-Series D, 5.125%, 12/1/40                       1,000               1,003
                                                                 ---------------
                                                                           5,552
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
PUERTO RICO--4.7%
Puerto Rico Sales Tax Financing Corp.
   First Sub-Series A,
   5.250%, 8/1/27                            $         1,000     $         1,033
   6.000%, 8/1/42                                      1,000               1,041
   6.500%, 8/1/44                                      2,000               2,163
                                                                 ---------------
                                                                           4,237
                                                                 ---------------
TEXAS--8.6%
Dallas Independent School
   District (PSF Guaranteed)
   5.250%,
   2/15/30                                             1,850               2,008
Forney Independent School District
   Series A, (PSF Guaranteed)
   5.750%,
   8/15/33                                               750                 835
   6.000%, 8/15/37                                     2,000               2,233
Harris County Health Facilities Development
   Corp., Memorial Hermann
Healthcare System Series B,
   7.250%, 12/1/35                                     2,450               2,752
                                                                 ---------------
                                                                           7,828
                                                                 ---------------
WISCONSIN--4.4%
State Health & Educational
   Facilities Authority, Howard
   Young (Radian Insured)
   5.000%, 8/15/18                                     2,150               2,076
State of Wisconsin Series A,
   5.999%, 5/1/33                                      1,750               1,959
                                                                 ---------------
                                                                           4,035
                                                                 ---------------
WYOMING--1.6%
Lincoln County Pollution
   Control (Exxon Project)
   0.180%, 8/1/15 (3)                                  1,500               1,500
                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (IDENTIFIED COST $82,806)                                              87,736
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--96.6%
   (IDENTIFIED COST $82,806)                                              87,736
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
SHORT-TERM INVESTMENTS--3.3%
MONEY MARKET MUTUAL FUNDS--3.3%
AIM Tax-Free Cash Reserve
   Portfolio (The) - Institutional
   Shares (seven-day effective yield 0.120%)         261,901     $           262
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund - Institutional Shares
   (seven-day effective yield 0.190%)              2,739,126               2,739
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $3,001)                                                3,001
                                                                 ---------------
TOTAL INVESTMENTS--99.9%
   (IDENTIFIED COST $85,807)                                              90,737(1)
Other assets and liabilities, net--0.1%                                       58
                                                                 ---------------
NET ASSETS--100.0%                                               $        90,795
                                                                 ===============

ABBREVIATIONS:

AGM     Assured Guaranty Municipal Corp. (formerly Financial Security Assurance
        Inc.)

AMBAC   American Municipal Bond Assurance Corporation

FGIC    Financial Guaranty Insurance Company

FNMA    Federal National Mortgage Association ("Fannie Mae")

NATL-RE National Public Finance Guarantee Corp.

PSF     Permanent School Fund

Radian  Radian Asset Assurance, Inc.

XLCA    XL Capital Assurance

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                             Level 2 -
                               Total Market     Level 1 -   Significant
                                 Value at        Quoted      Observable
                            December 31, 2009    Prices        Inputs
                            -----------------   ---------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   Municipal Securities           $87,736         $   --       $87,736
Equity Securities:
   Short-Term Investments           3,001          3,001            --
                                  -------         ------       -------
   Total Investments              $90,737         $3,001       $87,736
                                  =======         ======       =======

There are no Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                  VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
U.S. GOVERNMENT SECURITIES(10)--10.0%
U.S. Cash Management Bill 0.385%, 6/10/10    $        10,000     $         9,983
U.S. Treasury Bill 0.385%, 10/21/10                   20,000              19,937
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
   (IDENTIFIED COST $29,920)                                              29,920
                                                                 ---------------
FEDERAL AGENCY SECURITIES--3.3%
FHLB 0.450%, 12/30/10                                 10,000               9,999
                                                                 ---------------
TOTAL FEDERAL AGENCY SECURITIES
   (IDENTIFIED COST $9,999)                                                9,999
                                                                 ---------------
FEDERAL AGENCY SECURITIES -
VARIABLE(3)(16)--60.9%
FFCB
   0.625%, 1/1/10(3)                                  20,000              20,059
   0.100%, 1/4/10(3)                                  20,000              20,000
   0.335%, 1/5/10(3)                                  20,000              20,006
   0.472%, 1/22/10(3)                                 25,000              25,014
FHLMC
   0.570%, 1/4/10(3)                                  25,000              25,000
   0.184%, 1/12/10(3)                                 25,000              25,000
FNMA
   0.630%, 1/4/10(3)                                  20,000              20,010
Overseas Private Investment Corp.
   0.160%, 1/6/10(3)                                  17,633              17,633
   0.160%, 1/6/10(3)                                  10,000              10,000
                                                                 ---------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
   (IDENTIFIED COST $182,722)                                            182,722
                                                                 ---------------
REPURCHASE AGREEMENTS--25.8%
Bank of America Corp.
   0.010% dated 12/31/09
   due 1/4/10, repurchase
   price $19,376 collateralized
   by FHLMC 4.887%, 4/1/38
   market value $19,764                               19,376              19,376
Goldman Sachs Group, Inc. (The)
   0.010% dated 12/31/09
   due 1/4/10, repurchase
   price $58,000 collateralized
   by FHLMC 4.856-5.500%,
   2/1/36-4/1/37, and FNMA
   6.500%, 10/1/37 market value $59,160               58,000              58,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
   (IDENTIFIED COST $77,376)                                              77,376
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
   (IDENTIFIED COST $300,017)                                            300,017(1)
Other assets and liabilities, net--0.0%                                       27
                                                                 ---------------
NET ASSETS--100.0%                                               $       300,044
                                                                 ===============

ABBREVIATIONS:

FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")

FNMA  Federal National Mortgage Association ("Fannie Mae")

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                            Level 2 -
                                         Total Market      Significant
                                           Value at         Observable
                                       December 31, 2009      Inputs
                                       -----------------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Agency Securities        $222,641         $222,641
   Repurchase Agreements                      77,376           77,376
                                            --------         --------
   Total Investments                        $300,017         $300,017
                                            ========         ========

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                        VIRTUS INSIGHT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
U.S. GOVERNMENT SECURITIES(10)--8.7%
U.S. Cash Management Bill 0.411%, 6/10/10    $        25,000     $        24,955
U.S. Treasury Bill 0.435%, 7/1/10                     30,000              29,935
   0.392%, 7/29/10                                    25,000              24,943
   0.460%, 7/29/10                                    25,000              24,933
   0.392%, 10/21/10                                   40,000              39,872
   0.407%, 12/16/10                                   25,000              24,901
   0.420%, 12/16/10                                   30,000              29,878
   0.435%, 12/16/10                                   25,000              24,895
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
   (IDENTIFIED COST $224,312)                                            224,312
                                                                 ---------------
COMMERCIAL PAPER--44.4%
Bank of Nova Scotia(10)
   0.300%, 6/16/10                                    25,000              24,965
BNP Paribas(10)
   0.180%, 1/26/10                                    40,000              39,995
Chariot Funding LLC(10)
   0.210%, 1/25/10                                    25,000              24,996
DnB Nor Bank ASA 144A
   0.323%, 1/11/10(3)(4)(16)                         100,000             100,000
Edison Asset Securitization LLC(10)
   0.100%, 1/4/10                                     30,000              30,000
   0.220%, 1/28/10                                    20,000              19,997
Enterprise Funding LLC(10)
   0.210%, 2/24/10                                    40,000              39,987
Grampian Funding LLC(10)
   0.330%, 1/21/10                                    40,000              39,993
   0.580%, 5/14/10                                    30,000              29,936
   0.580%, 5/17/10                                    30,000              29,934
Johnson & Johnson(10)
   0.170%, 5/3/10                                     30,000              29,983
   0.190%, 6/4/10                                     35,000              34,972
Kitty Hawk Funding Corp.(10)
   0.210%, 1/12/10                                    36,077              36,075
Old Line Funding Corp.(10)
   0.190%, 2/8/10                                     55,000              54,989
   0.180%, 2/9/10                                     25,000              24,995
Park Avenue Receivables Corp.(10)
   0.220%, 1/14/10                                    21,200              21,198
   0.210%, 1/15/10                                    25,000              24,998
Rabobank Nederland N.V.(10)
   0.410%, 1/14/10                                    15,000              14,998
Regency Markets LLC(10)
   0.180%, 1/13/10                                    54,700              54,697
   0.190%, 1/21/10                                    30,000              29,997
Salisbury Receivables LLC(10)
   0.180%, 1/26/10                                    50,000              49,994
   0.190%, 1/26/10                                    28,000              27,996
   0.170%, 1/28/10                                    12,719              12,717
Sheffield Receivables Corp.(10)
   0.180%, 1/13/10                                    30,000              29,998
   0.210%, 1/25/10                                    30,000              29,996
   0.200%, 2/23/10                                    30,000              29,991
Solitaire Funding LLC(10)
   0.310%, 1/20/10                                    20,000              19,997
   0.250%, 1/22/10                                    30,000              29,996
   0.250%, 1/25/10                                    17,850              17,847
   0.310%, 1/27/10                                    30,000              29,993

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
Thunder Bay Funding LLC(10)
   0.230%, 1/19/10                           $        34,646     $        34,642
Versailles LLC(10)
   0.300%, 1/5/10                                     80,000              79,997
   0.320%, 1/5/10                                     20,165              20,164
Yorktown Capital LLC(10)
   0.180%, 1/15/10                                    30,000              29,998
                                                                 ---------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,150,031)                                           1,150,031
                                                                 ---------------
FEDERAL AGENCY SECURITIES -
VARIABLE(3)(16)--9.7%
FFCB 0.472%, 1/22/10                                 100,000             100,058
FHLMC 0.570%, 1/4/10                                  50,000              50,000
   0.184%, 1/12/10                                   100,000             100,000
                                                                 ---------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $250,058)                                               250,058
                                                                 ---------------
MEDIUM-TERM NOTES--10.2%
Bank of America N.A.
   0.657%, 1/22/10(3)                                 75,000              75,000
General Electric Capital Corp.
   0.344%, 1/5/10(3)                                  43,000              42,969
   0.354%, 1/20/10(3)                                  6,100               6,097
Rabobank Nederland N.V. 144A
   0.273%, 2/16/10(3)(4)                              25,000              25,000
Svenska Handelsbanken AB 144A
   0.308%, 2/9/10(3)(4)                              100,000             100,000
Wachovia Bank N.A.
   1.173%, 2/16/10(3)                                 14,280              14,294
                                                                 ---------------
TOTAL MEDIUM-TERM NOTES
(IDENTIFIED COST $263,360)                                               263,360
                                                                 ---------------

                                                  SHARES
                                             ---------------
CERTIFICATES OF DEPOSIT--5.8%
Bank of Nova Scotia 0.380%, 1/27/10                   50,000              50,000
Barclays Bank plc 0.533%, 1/19/10(3)                  50,000              50,000
Rabobank Nederland N.V. 0.279%, 2/4/10(4)             50,000              50,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (IDENTIFIED COST $150,000)                                            150,000
                                                                 ---------------

                                                   PAR
                                                  VALUE
                                             ---------------
PROMISSORY NOTES--3.8%
Goldman Sachs Group, Inc.
(The) 0.440%, 5/12/10(6)                     $       100,000             100,000
                                                                 ---------------
TOTAL PROMISSORY NOTES
(IDENTIFIED COST $100,000)                                               100,000
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
REPURCHASE AGREEMENTS--3.8%
Bank of America Corp. 0.01% dated 12/31/09,
   due 1/4/10, repurchase price $98,248
   collateralized by FNMA 5.000%-6.032%,
   1/6/37-1/1/40 and FHLMC 5.000%-5.172%,
   1/10/35- 1/10/39 total market
   value $100,213                            $        98,248     $        98,248
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $98,248)                                                 98,248
                                                                 ---------------
TIME DEPOSITS--3.9%
Loyds TSB Bank
   0.020%, 1/4/10                                    100,000             100,000
                                                                 ---------------
TOTAL TIME DEPOSITS
(IDENTIFIED COST $100,000)                                               100,000
                                                                 ---------------

                                                  SHARES
                                             ---------------
MONEY MARKET MUTUAL FUNDS--9.7%
AIM Short-Term Investments Liquid Assets
   Portfolio (The) Institutional Shares
   (seven-day effective yield 0.180%)            124,966,000             124,966
Goldman Sachs Financial
   Square Funds - Money
   Market Fund - Institutional
   Shares (seven-day effective
   yield 0.030%)                                 125,974,984             125,975
                                                                 ---------------
TOTAL MONEY MARKET MUTUAL FUNDS
   (IDENTIFIED COST $250,941)                                            250,941
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
   (IDENTIFIED COST $2,586,950)                                        2,586,950(1)
Other assets and liabilities, net--0.0%                                     (335)
                                                                 ---------------
NET ASSETS--100.0%                                               $     2,586,615
                                                                 ===============

COUNTRY WEIGHTINGS as of 12/31/09 +

United States     89%
Norway             4
Sweden             4
United Kingdom     2
Netherlands        1
                 ---
Total            100%
                 ===

+    % of total investments as of December 31, 2009

ABBREVIATIONS:

FDIC  Federal Deposit Insurance Corporation
FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                        VIRTUS INSIGHT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                           Level 2 -
                                           Total Market      Level 1 -   Significant
                                             Value at         Quoted      Observable
                                         December 31, 2009    Prices        Inputs
                                         -----------------   ---------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government & Agency Securities       $  474,370       $     --    $  474,370
   Corporate Debt                             1,763,391             --     1,763,391
   Repurchase Agreements                         98,248             --        98,248
Equity Securities:
   Money Market Mutual Funds                    250,941        250,941            --
                                             ----------       --------    ----------
   Total Investments                         $2,586,950       $250,941    $2,336,009
                                             ==========       ========    ==========

There are no Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
COMMERCIAL PAPER - MUNICIPAL(10)--9.0%
MARYLAND--1.3%
Baltimore County
   0.350%, 3/4/10                            $        13,800     $        13,800
                                                                 ---------------
MASSACHUSETTS--1.5%
Massachusetts Water Resources Authority
   0.450%, 1/5/10                                      2,000               2,000
   Series 99,
   0.450%, 1/5/10                                     13,000              13,000
                                                                 ---------------
                                                                          15,000
                                                                 ---------------
MISSISSIPPI--1.1%
Claiborne County, Pollution
   Control Board
   1.700%, 1/4/10                                     11,500              11,500
                                                                 ---------------
TEXAS--1.4%
University of Texas
   0.400%, 1/4/10                                     15,000              15,000
                                                                 ---------------
WASHINGTON--1.0%
University of Washington
   0.200%, 1/4/10                                     10,000              10,000
                                                                 ---------------
WISCONSIN--2.7%
City of Milwaukee
   0.350%, 1/11/10                                    13,200              13,200
Health & Educational Facilities
   0.250%, 1/7/10                                     15,000              15,000
                                                                 ---------------
                                                                          28,200
                                                                 ---------------
TOTAL COMMERCIAL PAPER - MUNICIPAL
   (IDENTIFIED COST $93,500)                                              93,500
                                                                 ---------------
VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL(3)(16)--79.6%
ALABAMA--0.2%
Chatom Industrial
   Development Board
   Pollution Control Electric
   Cooperative, Inc.
   (National Rural Utilities
   Co. Guaranty)
   1.070%, 1/6/10                                      2,005               2,005
                                                                 ---------------
ALASKA--1.3%
Housing Finance Corp.
   University of Alaska Series A,
   0.200%, 1/7/10                                     13,800              13,800
                                                                 ---------------
ARIZONA--1.2%
Arizona State University,
   Board of Regents Series B,
   0.170%, 1/6/10                                      5,000               5,000
State Health Facilities
   Authority, Banner Health
   Series B,
   0.200%, 1/6/10                                      7,900               7,900
                                                                 ---------------
                                                                          12,900
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
COLORADO--0.5%
City of Aurora, The Children
   Hospital Series C,
   0.200%, 1/7/10                            $         5,720     $         5,720
                                                                 ---------------
CONNECTICUT--3.0%
State Health & Education
   Facilities Authority, Yale
   University
   Series V-2, 0.180%, 1/4/10                          5,000               5,000
   Series Y-2, 0.180%, 1/4/10                          8,360               8,360
   Series U, 0.200%, 1/6/10                            3,100               3,100
   Series U-2, 0.150%, 1/6/10                         15,110              15,110
                                                                 ---------------
                                                                          31,570
                                                                 ---------------
FLORIDA--7.0%
Broward County School
   Board Certificate of
   Participation Series D,
   (AGM Insured)
   0.270%, 1/7/10                                      8,725               8,725
City of West Palm Beach,
   Utility System Series C,
   (Assured Guaranty Insured)
   0.270%, 1/6/10                                     10,000              10,000
JEA Electric System
   Series 3D-2-A,
   0.200%, 1/6/10                                     19,770              19,770
JEA Water & Sewer System
   Series B-1,
   0.200%, 1/6/10                                      9,670               9,670
St. Lucie County Pollution
   Control, Florida Power &
   Light Co. Project
   0.220%, 1/1/10                                     25,000              25,000
                                                                 ---------------
                                                                          73,165
                                                                 ---------------
GEORGIA--3.6%
Metropolitan Atlanta Rapid
   Transit Authority Series A,
   0.320%, 1/6/10                                     37,070              37,070
                                                                 ---------------
ILLINOIS--8.4%
Chicago O'Hare International
   Airport, General Airport
   Third Lien
   0.280%, 1/6/10                                     10,000              10,000
Educational Facilities
   Authority, Field Museum
   of Natural History
   0.240%, 1/6/10                                     16,500              16,500
Finance Authority, Advocate
   Health Care Network
   Series 08 A-2,
   0.750%, 2/5/10 (12)                                10,000              10,000
Finance Authority, Bradley
   University Series A,
   0.210%, 1/7/10                                     10,000              10,000
Finance Authority, Carle
   Foundation Hospital
   Series C,
   0.180%, 1/7/10                                      1,800               1,800

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
ILLINOIS--CONTINUED
Finance Authority, Lake
   Forest Academy
   0.330%, 1/6/10                            $         5,000     $         5,000
Finance Authority, Lake
   Forest Country Day
   School
   0.330%, 1/6/10                                      3,250               3,250
Finance Authority,
   McGraw YMCA Evanston
   Project
   0.520%, 1/7/10                                      4,000               4,000
Finance Authority,
   North Park University
   0.300%, 1/6/10                                     22,500              22,500
Health Facilities Authority,
   Northwestern Memorial
   Healthcare Series C,
   0.200%, 1/4/10                                      5,000               5,000
                                                                 ---------------
                                                                          88,050
                                                                 ---------------
INDIANA--4.5%
Finance Authority, Trinity
   Health Series D-2,
   0.200%, 1/7/10                                     12,815              12,815
Health System Finance
   Authority, Sisters St. Francis
   Health Services, Inc.
   Series F, 0.200%, 1/7/10                            2,640               2,640
   Series G, 0.200%, 1/7/10                            2,250               2,250
   Series J, 0.200%, 1/7/10                            4,500               4,500
Purdue University
   0.200%, 1/6/10                                     15,000              15,000
State Educational Facilities
   Authority, Wabash College
   Project
   0.300%, 1/7/10                                     10,000              10,000
                                                                 ---------------
                                                                          47,205
                                                                 ---------------
KENTUCKY--1.2%
Mason County, Pollution
   Control East Kentucky
   Power Cooperative, Inc.
   Series B-1, 1.070%, 1/6/10                          3,600               3,600
   Series B-2, 1.070%, 1/6/10                          5,570               5,570
   Series B-3, 1.070%, 1/6/10                          3,160               3,160
                                                                 ---------------
                                                                          12,330
                                                                 ---------------
MARYLAND--1.8%
Washington Suburban
   Sanitary Commission
   Series A-10,
   0.240%, 1/6/10                                     19,000              19,000
                                                                 ---------------
MICHIGAN--6.2%
Michigan Strategic Fund Ltd.
   0.200%, 1/6/10                                      5,700               5,700
Oakland County Economic
   Development Corp.
   0.230%, 1/7/10                                     22,000              22,000

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
MICHIGAN--CONTINUED
State Finance Authority
   Ascension Hospital
   Series B-1,
   0.700%, 1/6/10 (12)                       $        25,000     $        25,000
University of Michigan
   Hospital Series A,
   0.200%, 1/4/10                                     11,585              11,585
                                                                 ---------------
                                                                          64,285
                                                                 ---------------
MINNESOTA--1.3%
City of Minneapolis, Health
   Care System, Fairview
   Health Services,
   Series 08-C,
   0.210%, 1/6/10                                      5,700               5,700
Minneapolis & St. Paul
   Housing & Redevelopment
   Authority Health Care System,
   Allina Health System
   Series C-1,
   0.170%, 1/7/10                                      7,375               7,375
                                                                 ---------------
                                                                          13,075
                                                                 ---------------
MISSISSIPPI--2.7%
Hospital Equipment &
   Facilities Authority, North
   Mississippi Health Services
   Series 97-1,
   0.280%, 1/6/10                                     14,300              14,300
   Series 01-1,
   0.200%, 1/7/10                                     13,400              13,400
                                                                 ---------------
                                                                          27,700
                                                                 ---------------
MISSOURI--1.0%
St. Louis County Industrial
   Development & Educational
   Facilities Whitefield School,
   Inc. Series B,
   0.400%, 1/7/10                                      1,100               1,100
State Health & Educational
   Facilities Authority, Sisters
   of Mercy Health System
   Series H,
   0.210%, 1/6/10                                      8,300               8,300
State Health & Educational
   Facilities Authority, St. Louis
   University Series B-1,
   0.200%, 1/4/10                                      1,100               1,100
                                                                 ---------------
                                                                          10,500
                                                                 ---------------
NEW MEXICO--1.9%
State Hospital Equipment
   Loan Council, Presbyterian
   Healthcare System
   Series C,
   0.200%, 1/7/10                                      8,905               8,905
   Series D,
   0.200%, 1/7/10                                     10,700              10,700
                                                                 ---------------
                                                                          19,605
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
NEW YORK--1.8%
City of New York, Municipal
   Water Finance Authority,
   Water & Sewer
   Subseries B-4,
   0.190%, 1/7/10                            $         6,900     $         6,900
State Housing Finance Agency
   Series G,
   0.250%, 1/6/10                                      6,600               6,600
Transitional Finance
   Authority, Building Aid
   Subseries 3-3D,
   0.280%, 1/7/10                                      5,200               5,200
                                                                 ---------------
                                                                          18,700
                                                                 ---------------
NORTH CAROLINA--2.9%
City of Raleigh
   0.350%, 1/7/10                                      5,000               5,000
State of North Carolina
   Series C,
   0.190%, 1/6/10                                     24,800              24,800
                                                                 ---------------
                                                                          29,800
                                                                 ---------------
OHIO--0.9%
City of Cleveland Series R,
   0.170%, 1/7/10                                      4,500               4,500
Franklin County, Holy Cross
   Health System
   0.200%, 1/7/10                                      4,900               4,900
                                                                 ---------------
                                                                           9,400
                                                                 ---------------
OREGON--1.1%
Clackamas County Hospital
   Facility Authority, Legacy
   Health System,
   Series A, 0.200%, 1/6/10                            2,000               2,000
   Series C, 0.200%, 1/6/10                            4,700               4,700
State Facilities Authority,
   PeaceHealth Series B,
   0.200%, 1/7/10                                      4,300               4,300
                                                                 ---------------
                                                                          11,000
                                                                 ---------------
TENNESSEE--2.2%
City of Chattanooga, Health,
   Educational and Housing
   Facility Board, Catholic Health
   Initiatives Series 04-C,
   0.300%, 1/6/10                                     18,450              18,450
Metropolitan Government of
   Nashville & Davidson County,
   Health and Educational
   Facilities Board, Ascension
   Health Series 01 B-1,
   0.400%, 1/7/10 (3)                                  5,000               5,000
                                                                 ---------------
                                                                          23,450
                                                                 ---------------
TEXAS--10.2%
Board of Regents of the
   University of Texas System,
   Series 08-B,
   0.150%, 1/7/10                                      1,150               1,150

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
TEXAS--CONTINUED
City of San Antonio Electric
   0.350%, 1/6/10                            $        25,000     $        25,000
Denton Independent School
   District Series 05-A,
   0.280%, 1/7/10                                     19,900              19,900
Nueces County Health
   Facilities Development
   Corp. Driscoll Foundation
   Children's Hospital
   0.350%, 1/6/10                                     17,600              17,600
State Veterans Housing
   Assistance Program
   Fund 1 (VA Guaranteed)
   0.200%, 1/6/10                                     21,680              21,680
Texas Small Business
   Industrial Development
   Corp.
   0.290%, 1/6/10                                     21,160              21,160
                                                                 ---------------
                                                                         106,490
                                                                 ---------------
UTAH--0.5%
City of Murray, Intermountain
   Healthcare Service, Inc.
   Series C,
   0.200%, 1/4/10                                      2,300               2,300
State Board of Regents,
   University Health Care
   0.220%, 1/7/10                                      3,000               3,000
                                                                 ---------------
                                                                           5,300
                                                                 ---------------
VIRGINIA--3.9%
Fairfax County Industrial
   Development Authority,
   Inova Health System Project
   Series 09-B2,
   0.550%, 4/12/10 (12)                               10,000              10,000
Loudoun County Industrial
   Development Authority,
   Howard Hughes Medical
   Institute,
   Series B,
   0.200%, 1/6/10                                      7,200               7,200
   Series E,
   0.170%, 1/6/10                                      8,600               8,600
   Series F,
   0.170%, 1/6/10                                     15,000              15,000
                                                                 ---------------
                                                                          40,800
                                                                 ---------------
WASHINGTON--4.2%
Energy Northwest, Project 3
   08-F-1, 0.250%, 1/6/10                             17,500              17,500
   08-F-2, 0.250%, 1/6/10                              7,500               7,500
State of Washington
   Series 96-A,
   0.180%, 1/7/10                                     18,600              18,600
                                                                 ---------------
                                                                          43,600
                                                                 ---------------

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2009

($ reported in thousands)

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
WISCONSIN--2.0%
City of Beaver Dam, YMCA
   Dodge County, Inc. Project
   0.320%, 1/7/10                            $         3,320     $         3,320
Health & Educational
   Facilities Authority Wheaton
   Franciscan Healthcare
   Series B,
   0.200%, 1/6/10                                     14,320              14,320
Milwaukee Redevelopment
   Authority American Society
   for Quality
   0.320%, 1/7/10                                      3,745               3,745
                                                                 ---------------
                                                                          21,385
                                                                 ---------------
WYOMING--4.1%
Lincoln County, Pollution
   Control, Exxon Project
   0.180%, 1/1/10                                     19,700              19,700
Platte County, Pollution
   Control, Tri-State Generation
   Series B,
   0.700%, 1/4/10                                      3,300               3,300
Sublette County, Pollution
   Control Exxon Project
   0.180%, 1/1/10                                     18,500              18,500
Uinta County, Pollution
   Control, Chevron U.S.A.,
   Inc. Project
   0.220%, 1/4/10                                      1,500               1,500
                                                                 ---------------
                                                                          43,000
                                                                 ---------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL
(IDENTIFIED COST $830,905)                                               830,905
                                                                 ---------------

                                                   PAR
                                                  VALUE               VALUE
                                             ---------------     ---------------
TAX-EXEMPT BONDS - MUNICIPAL--2.9%
KENTUCKY--1.9%
Louisville & Jefferson County
   Metropolitan Sewer District
   Sewer and Drainage System
   Series A,
   3.000%, 8/19/10                           $        20,000     $        20,218
                                                                 ---------------
OHIO--0.5%
Milton Union Exempt
   Village School District
   1.950%, 2/11/10                                     5,000               5,002
                                                                 ---------------
WISCONSIN--0.5%
City of Middletown
   1.750%, 7/1/10                                      5,000               5,013
                                                                 ---------------
TOTAL TAX-EXEMPT BONDS - MUNICIPAL
(IDENTIFIED COST $30,233)                                                 30,233
                                                                 ---------------

                                                  SHARES              VALUE
                                             ---------------     ---------------
MONEY MARKET MUTUAL FUNDS--8.5%
AIM Tax-Free Cash
   Reserve Portfolio (The) -
   Institutional Shares
   (seven-day effective
   yield 0.120%)                                  27,150,146     $        27,150
Dreyfus Tax Exempt
   Cash Management -
   Institutional Shares
   (seven-day effective
   yield 0.120%)                                  10,000,052              10,000
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund -
   Institutional Shares
   (seven-day effective
   yield 0.190%)                                  51,818,559              51,819
                                                                 ---------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $88,969)                                                 88,969
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $1,043,607)                                           1,043,607(1)
Other assets and liabilities, net--0.0%                                      422
                                                                 ---------------
NET ASSETS--100.0%                                               $     1,044,029
                                                                 ===============

ABBREVIATIONS:

AGM  Assured Guaranty Municipal Corp.  (formerly  Financial Security  Assurance,
     Inc.)

VA   Department of Veterans Affairs

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                Level 2 -
                                  Total Market     Level 1 -   Significant
                                    Value at         Quoted     Observable
                               December 31, 2009     Prices       Inputs
                               -----------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   Municipal Securities            $  954,638       $    --      $954,638
Equity Securities:
   Money Market Mutual Funds           88,969        88,969            --
                                   ----------       -------      --------
   Total Investments               $1,043,607       $88,969      $954,638
                                   ==========       =======      ========

There are no Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 2.

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009

(Reported in thousands except shares and per share amounts)

                                                                                                          EQUITY FUNDS
                                                                                             --------------------------------------
                                                                                                                       DISCIPLINED
                                                                                              BALANCED        CORE       SMALL-CAP
                                                                                             ALLOCATION      EQUITY     OPPORTUNITY
                                                                                                FUND          FUND          FUND
                                                                                             ----------    ----------   -----------
ASSETS
   Investments in securities at value(1) .................................................   $   60,796    $   90,923    $   83,838
   Receivables
      Investment securities sold .........................................................           --            --           572
      Fund shares sold ...................................................................           --(2)          1             1
      Dividends and interest receivable ..................................................          184            33            93
   Prepaid expenses ......................................................................           15            18            16
   Other assets ..........................................................................            1             1             4
                                                                                             ----------    ----------   -----------
         Total assets ....................................................................       60,996        90,976        84,524
                                                                                             ----------    ----------   -----------
LIABILITIES
   Payables
      Fund shares repurchased ............................................................            8            31            79
      Investment securities purchased ....................................................           --            --         1,433
      Investment advisory fee ............................................................           25            54            53
      Distribution and service fees ......................................................            2             2             4
      Administration fee .................................................................            4             6             6
      Transfer agent fees and expenses ...................................................            3             6            13
      Trustees' fee and expenses .........................................................            1             1             1
      Professional fees ..................................................................           28            26            26
      Trustee deferred compensation plan .................................................            1             1             4
      Other accrued expenses .............................................................            5             3             5
                                                                                             ----------    ----------   -----------
         Total liabilities ...............................................................           77           130         1,624
                                                                                             ----------    ----------   -----------
NET ASSETS ...............................................................................   $   60,919    $   90,846    $   82,900
                                                                                             ==========    ==========   ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ......................................   $   67,336    $  100,149    $  124,756
   Accumulated undistributed net investment income (loss) ................................            9            63            (8)
   Accumulated undistributed net realized gain (loss) ....................................       (8,130)      (18,105)      (50,368)
   Net unrealized appreciation (depreciation) on investments .............................        1,704         8,739         8,520
                                                                                             ----------    ----------   -----------
NET ASSETS ...............................................................................   $   60,919    $   90,846    $   82,900
                                                                                             ==========    ==========   ===========
CLASS I
   Net asset value (net assets/shares outstanding) and offering price per share ..........   $    12.10    $    16.33    $    10.34
   Shares of beneficial interest outstanding, par value $0.001, unlimited authorization ..    4,345,403     4,974,392     6,355,068
   Net Assets ............................................................................   $   52,601    $   81,239    $   65,690
CLASS A
   Net asset value (net assets/shares outstanding) per share .............................   $    12.07    $    16.07    $     9.72
   Maximum offering price per share NAV/(1-5.75%) ........................................   $    12.80    $    17.05    $    10.31
   Shares of beneficial interest outstanding, par value $0.001, unlimited authorization ..      651,665       567,454     1,707,915
   Net Assets ............................................................................   $    7,864    $    9,121    $   16,604
CLASS C
   Net asset value (net assets/shares outstanding) and offering price per share ..........   $    12.07    $    15.91    $     9.43
   Shares of beneficial interest outstanding, par value $0.001, unlimited authorization ..       37,644        30,544        64,269
   Net Assets ............................................................................   $      454    $      486    $      606

(1)  Investments in securities at cost ...................................................   $   59,092    $   82,184    $   75,318

(2)  Amount is less than $500 (not reported in thousands).

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                DECEMBER 31, 2009

(Reported in thousands except shares and per share amounts)

                                                                                                          EQUITY FUNDS
                                                                                            ---------------------------------------
                                                                                                            EMERGING
                                                                                            DISCIPLINED     MARKETS        VALUE
                                                                                             SMALL-CAP   OPPORTUNITIES     EQUITY
                                                                                             VALUE FUND       FUND          FUND
                                                                                            -----------  -------------  -----------
ASSETS
   Investments in securities at value(1) .................................................   $  125,688   $   281,971   $   164,211
   Foreign currency at value(2) ..........................................................           --            77            --
   Cash ..................................................................................           --           245            --
   Receivable
      Investment securities sold .........................................................          120            --            --
      Fund shares sold ...................................................................            3         1,105            61
      Dividends and interest receivable ..................................................           71           173            78
   Prepaid expenses ......................................................................           19            31            17
   Other assets ..........................................................................            3             2             3
                                                                                            -----------  -------------  -----------
         Total assets ....................................................................      125,904       283,604       164,370
                                                                                            -----------  -------------  -----------
LIABILITIES
   Payables
      Fund shares repurchased ............................................................          130           245            62
      Investment securities purchased ....................................................           --         1,042            --
      Foreign capital gain taxes payable .................................................           --         1,476            --
      Investment advisory fee ............................................................           73           231            98
      Distribution and service fees ......................................................           25            12             3
      Administration fee .................................................................            9            17            12
      Transfer agent fees and expenses ...................................................           37            33            11
      Trustees' fee and expenses .........................................................            1             3             2
      Professional fees ..................................................................           26            43            26
      Trustee deferred compensation plan .................................................            3             2             3
      Other accrued expenses .............................................................            6            87             9
   Net unrealized depreciation on forward currency contracts .............................           --         1,224            --
                                                                                            -----------  -------------  -----------
         Total liabilities ...............................................................          310         4,415           226
                                                                                            -----------  -------------  -----------
NET ASSETS ...............................................................................   $  125,594   $   279,189   $   164,144
                                                                                            ===========  =============  ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ......................................   $  179,982   $   249,343   $   198,407
   Accumulated undistributed net investment income (loss) ................................           51           350           141
   Accumulated undistributed net realized gain (loss) ....................................      (71,179)      (23,490)      (35,448)
   Net unrealized appreciation (depreciation) on investments .............................       16,740        52,986         1,044
                                                                                            -----------  -------------  -----------
NET ASSETS ...............................................................................   $  125,594   $   279,189   $   164,144
                                                                                            ===========  =============  ===========
CLASS I
   Net asset value (net assets/shares outstanding) and offering price per share ..........   $    24.89   $      7.17   $      9.73
   Shares of beneficial interest outstanding, par value $0.001, unlimited authorization ..    2,117,512    32,417,077    15,502,857
   Net Assets ............................................................................   $   52,703   $   232,325   $   150,822
CLASS A
   Net asset value (net assets/shares outstanding) per share .............................   $    24.54   $      6.96   $      9.82
   Maximum offering price per share NAV/(1-5.75%) ........................................   $    26.04   $      7.38   $     10.41
   Shares of beneficial interest outstanding, par value $0.001, unlimited authorization ..    2,309,732     6,130,723     1,335,201
   Net Assets ............................................................................   $   56,676   $    42,658   $    13,106
CLASS C
   Net asset value (net assets/shares outstanding) and offering price per share ..........   $    23.92   $      6.90   $      9.79
   Shares of beneficial interest outstanding, par value $0.001, unlimited authorization ..      677,801       609,503        22,064
   Net Assets ............................................................................   $   16,215   $     4,206   $       216

(1) Investments in securities at cost ....................................................   $  108,948   $   226,285   $   163,167

(2) Foreign currency at cost .............................................................   $       --   $        78   $        --

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                DECEMBER 31, 2009

(Reported in thousands except shares and per share amounts)

                                                                                        FIXED INCOME FUNDS
                                                                     -------------------------------------------------------
                                                                     HIGH YIELD   INTERMEDIATE   INTERMEDIATE      SHORT/
                                                                       INCOME      GOVERNMENT     TAX-EXEMPT    INTERMEDIATE
                                                                        FUND        BOND FUND     BOND FUND       BOND FUND
                                                                     ----------   ------------   ------------   ------------
ASSETS
   Investments in securities at value(1) .........................   $   43,460    $   36,935     $    83,911    $   92,955
   Receivables
      Investment securities sold .................................            2             5             104             6
      Fund shares sold ...........................................           18             3             196           220
      Dividends and interest receivable ..........................          919           285           1,146           991
   Prepaid expenses ..............................................           14            14              18            16
   Other assets ..................................................            1            --(2)            2             2
                                                                     ----------   ------------   ------------   ------------
         Total assets ............................................       44,414        37,242          85,377        94,190
                                                                     ----------   ------------   ------------   ------------
LIABILITIES
   Cash overdraft ................................................           70            --              --            --
   Payables
      Fund shares repurchased ....................................            4             4             506            20
      Investment securities purchased ............................           --            --           3,096            --
      Dividend distributions .....................................           --             1             176            52
      Investment advisory fee ....................................           17             9              23            37
      Distribution and service fees ..............................            1             3               8             6
      Administration fee .........................................            3             3               5             7
      Transfer agent fees and expenses ...........................            1             6               8             4
      Trustees' fee and expenses .................................           --(2)         --(2)            1             1
      Professional fees ..........................................           31            26              27            27
      Trustee deferred compensation plan .........................            1            --(2)            2             2
      Other accrued expenses .....................................            3             1               4             4
                                                                     ----------   ------------   ------------   ------------
         Total liabilities .......................................          131            53           3,856           160
                                                                     ----------   ------------   ------------   ------------
NET ASSETS .......................................................   $   44,283    $   37,189     $    81,521    $   94,030
                                                                     ==========   ============   ============   ============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ..............   $   60,067    $   36,382     $    83,084    $  103,961
   Accumulated undistributed net investment income (loss) ........           88             9               6            29
   Accumulated undistributed net realized gain (loss) ............      (18,902)           (1)         (2,226)       (6,328)
   Net unrealized appreciation (depreciation) on investments .....        3,030           799             657        (3,632)
                                                                     ----------   ------------   ------------   ------------
NET ASSETS .......................................................   $   44,283    $   37,189     $    81,521    $   94,030
                                                                     ==========   ============   ============   ============
CLASS I
   Net asset value (net assets/shares outstanding) and offering
      price per share ............................................   $    10.19    $    17.25     $     10.84    $    10.21
   Shares of beneficial interest outstanding, par value $0.001,
      unlimited authorization ....................................    4,227,797     1,390,013       5,091,242     7,910,080
   Net Assets ....................................................   $   43,061    $   23,976     $    55,189    $   80,733
CLASS A
   Net asset value (net assets/shares outstanding) per share .....   $    10.20    $    17.25     $     10.84    $    10.20
   Maximum offering price per share NAV/(1-4.75%) ................   $    10.72    $    18.11     $     11.38    $    10.71
   Shares of beneficial interest outstanding, par value $0.001,
      unlimited authorization ....................................       82,328       765,923       2,041,300       801,224
   Net Assets ....................................................   $      840    $   13,213     $    22,130    $    8,176
CLASS C
   Net asset value (net assets/shares outstanding) and offering
      price per share ............................................   $    10.19    $       --     $     10.84    $    10.21
   Shares of beneficial interest outstanding, par value $0.001,
      unlimited authorization ....................................       37,553            --         387,529       501,838
   Net Assets ....................................................   $      382    $       --     $     4,202    $    5,121

   (1) Investments in securities at cost .........................   $   40,430    $   36,136     $    83,254    $   96,587

   (2) Amount is less than $500 (not reported in thousands).

                        See Notes to Financial Statements

                            VIRTUS INSIGHT TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2009

(Reported in thousands except shares and per share amounts)

                                                                                                 MONEY MARKET FUNDS
                                                                      FIXED       -----------------------------------------------
                                                                   INCOME FUNDS       INSIGHT                          INSIGHT
                                                                   ------------     GOVERNMENT        INSIGHT         TAX-EXEMPT
                                                                    TAX-EXEMPT         MONEY           MONEY            MONEY
                                                                     BOND FUND      MARKET FUND      MARKET FUND     MARKET FUND
                                                                   ------------   -------------    --------------    ------------
ASSETS
   Investments in securities at value(1) .......................   $   90,737     $    300,017(4)  $    2,586,950       1,043,607
   Cash ........................................................           --               --(2)              --(2)           --
   Receivables
      Investment securities sold ...............................           --(2)            --                 --              --
      Fund shares sold .........................................          967               --                  1              --
      Dividends and interest receivable ........................        1,290              100                554             689
   Prepaid expenses ............................................           17               41                115              52
   Other assets ................................................            1                5                 33              12
                                                                   ----------     ------------     --------------    ------------
         Total assets ..........................................       93,012          300,163          2,587,653       1,044,360
                                                                   ----------     ------------     --------------    ------------
LIABILITIES
   Payables
      Fund shares repurchased ..................................            6               --                 31              --
      Investment securities purchased ..........................        1,978               --                 --              --
      Dividend distributions ...................................          146               12                359             104
      Investment advisory fee ..................................           25               31                231              87
      Distribution and service fees ............................           17                6                 96              22
      Administration fee .......................................            6               10                 80              29
      Transfer agent fees and expenses .........................            8                6                 55               4
      Trustees' fee and expenses ...............................            1                5                 25               9
      Professional fees ........................................           26               23                 37              26
      Trustee deferred compensation plan .......................            1                5                 33              12
      Other accrued expenses ...................................            3               21                 91              38
                                                                   ----------     ------------     --------------    ------------
         Total liabilities .....................................        2,217              119              1,038             331
                                                                   ----------     ------------     --------------    ------------
NET ASSETS .....................................................   $   90,795     $    300,044     $    2,586,615    $  1,044,029
                                                                   ==========     ============     ==============    ============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ............   $   87,372     $    300,023     $    2,586,615    $  1,044,032
   Accumulated undistributed net investment income (loss) ......           19               --                 --              --
   Accumulated undistributed net realized gain (loss) ..........       (1,526)              21                 --              (3)
   Net unrealized appreciation (depreciation) on investments ...        4,930               --                 --              --
                                                                   ----------     ------------     --------------    ------------
NET ASSETS .....................................................   $   90,795     $    300,044     $    2,586,615    $  1,044,029
                                                                   ==========     ============     ==============    ============
CLASS I
   Net asset value (net assets/shares outstanding) and
      offering price per share .................................   $    10.55     $       1.00     $         1.00    $       1.00
   Shares of beneficial interest outstanding, par value $0.001,
      unlimited authorization...................................    2,406,034      131,997,261      2,054,919,176     844,493,436
   Net Assets ..................................................   $   25,394     $    131,990     $    2,054,581    $    844,557
CLASS A
   Net asset value (net assets/shares outstanding) per share ...   $    10.55     $       1.00     $         1.00    $       1.00
   Maximum offering price per share(3) .........................   $    11.08     $       1.00     $         1.00    $       1.00
   Shares of beneficial interest outstanding, par value $0.001,
      unlimited authorization ..................................    5,611,322      168,025,769        531,709,453     199,542,211
   Net Assets ..................................................   $   59,226     $    168,054     $      532,034    $    199,472
CLASS C
   Net asset value (net assets/shares outstanding) and offering
      price per share ..........................................   $    10.56     $         --     $           --    $         --
   Shares of beneficial interest outstanding, par value $0.001,
      unlimited authorization ..................................      584,904               --                 --              --
   Net Assets ..................................................   $    6,175     $         --     $           --    $         --
(1)  Investments in securities at cost .........................   $   85,807     $    300,017     $    2,586,950    $  1,043,607

(2)  Amount is less than $500 (not reported in thousands).

(3) For the Tax-Exempt Bond Fund, the Maximum Offering Price per share is NAV/(1-4.75%).

(4) Investments in securities at value includes repurchase agreements totaling $77,376.

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2009

(Reported in thousands)

                                                                                           EQUITY FUNDS
                                                                   -----------------------------------------------------------
                                                                      BALANCED                          DISCIPLINED SMALL-CAP
                                                                   ALLOCATION FUND   CORE EQUITY FUND      OPPORTUNITY FUND
                                                                   ---------------   ----------------   ----------------------
INVESTMENT INCOME
   Dividends ...................................................       $   500           $ 1,272               $    759
   Interest ....................................................         1,161                23                     --(1)
   Foreign taxes withheld ......................................            --(1)             (6)                    (1)
                                                                       -------           -------               --------
      Total investment income ..................................         1,661             1,289                    758
                                                                       -------           -------               --------
EXPENSES
   Investment advisory fee .....................................           275               582                    530
   Service fees, Class I .......................................            24                38                     27
   Distribution and service fees, Class A ......................            18                17                     41
   Distribution and service fees, Class C ......................             5                 5                      5
   Administration fee ..........................................            47                71                     60
   Transfer agent fee and expenses .............................            25                46                     88
   Custodian fees ..............................................            20                17                     20
   Printing fees and expenses ..................................             2                 3                      3
   Professional fees ...........................................            33                31                     31
   Registration fees ...........................................            33                33                     34
   Trustees fees and expenses ..................................             5                 8                      6
   Miscellaneous expenses ......................................            10                14                     13
                                                                       -------           -------               --------
      Total expenses ...........................................           497               865                    858
   Less expenses reimbursed by investment adviser and/(or)
      distributor ..............................................           (24)              (38)                   (27)
                                                                       -------           -------               --------
      Net expenses .............................................           473               827                    831
                                                                       -------           -------               --------
      NET INVESTMENT INCOME (LOSS) .............................         1,188               462                    (73)
                                                                       -------           -------               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments .....................        (4,029)           (9,337)               (28,308)
   Net change in unrealized appreciation (depreciation) on
      investments ..............................................        12,113            24,879                 43,190
                                                                       -------           -------               --------
   NET GAIN (LOSS) ON INVESTMENTS ..............................         8,084            15,542                 14,882
                                                                       -------           -------               --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ...............................................       $ 9,272           $16,004               $ 14,809
                                                                       =======           =======               ========

(1)  Amount is less than $500 (not reported in thousands).

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2009

(Reported in thousands)

                                                                                     EQUITY FUNDS
                                                                   -----------------------------------------------
                                                                   DISCIPLINED
                                                                    SMALL-CAP     EMERGING MARKETS    VALUE EQUITY
                                                                    VALUE FUND   OPPORTUNITIES FUND       FUND
                                                                   -----------   ------------------   ------------
INVESTMENT INCOME
   Dividends ...................................................    $  1,444           $ 5,269          $  3,577
   Interest ....................................................          --                 5                47
   Foreign taxes withheld ......................................          (3)             (153)               (1)
                                                                    --------           -------          --------
      Total investment income ..................................       1,441             5,121             3,623
                                                                    --------           -------          --------
EXPENSES
   Investment advisory fee .....................................         758             1,652             1,127
   Service fees, Class I .......................................          23                69                73
   Distribution and service fees, Class A ......................         124                66                37
   Distribution and service fees, Class C ......................         132                16                 2
   Administration fee ..........................................          92               139               138
   Transfer agent fee and expenses .............................         246               199                80
   Custodian fees ..............................................          16               294                18
   Printing fees and expenses ..................................          22                 7                 5
   Professional fees ...........................................          30                54                33
   Registration fees ...........................................          36                44                37
   Trustees fees and expenses ..................................          10                13                15
   Miscellaneous expenses ......................................          40                25                27
                                                                    --------           -------          --------
      Total expenses ...........................................       1,529             2,578             1,592
                                                                    --------           -------          --------
   Less expenses reimbursed by investment adviser and/(or)
      distributor ..............................................         (23)              (69)              (73)
                                                                    --------           -------          --------
      Net expenses .............................................       1,506             2,509             1,519
                                                                    --------           -------          --------
      NET INVESTMENT INCOME (LOSS) .............................         (65)            2,612             2,104
                                                                    --------           -------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments .....................     (34,350)           (6,981)          (19,499)
   Net realized gain (loss) on foreign currency transactions ...          --            (3,065)               --
   Net change in unrealized appreciation (depreciation) on
      investments ..............................................      60,432            78,061            42,254
   Net change in unrealized appreciation (depreciation) on
      foreign currency translation .............................          --            (1,172)               --
   Net change in foreign taxes accrued on unrealized capital
      gains ....................................................          --            (1,436)               --
                                                                    --------           -------          --------
   NET GAIN (LOSS) ON INVESTMENTS ..............................      26,082            65,407            22,755
                                                                    --------           -------          --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ...............................................    $ 26,017           $68,019          $ 24,859
                                                                    ========           =======          ========

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2009

(Reported in thousands)

                                                                                    FIXED INCOME FUNDS
                                                              --------------------------------------------------------------
                                                                            INTERMEDIATE   INTERMEDIATE
                                                               HIGH YIELD    GOVERNMENT     TAX-EXEMPT    SHORT/INTERMEDIATE
                                                              INCOME FUND     BOND FUND      BOND FUND         BOND FUND
                                                              -----------   ------------   ------------   ------------------
INVESTMENT INCOME
   Dividends ..............................................     $    14        $    1        $    12           $     6
   Interest ...............................................       3,926         1,455          3,963             5,293
                                                                -------        ------        -------           -------
      Total investment income .............................       3,940         1,456          3,975             5,299
                                                                -------        ------        -------           -------
EXPENSES
   Investment advisory fee ................................         182           200            381               566
   Service fees, Class I ..................................          19            14             34                47
   Distribution and service fees, Class A .................           7            40             39                15
   Distribution and service fees, Class C .................           2            --             15                26
   Administration fee .....................................          34            39             70                88
   Transfer agent fee and expenses ........................          13            40             49                42
   Custodian fees .........................................           8             6              9                 9
   Printing fees and expenses .............................           3             2              2                 3
   Professional fees ......................................          36            31             32                33
   Registration fees ......................................          33            27             34                34
   Trustees fees and expenses .............................           4             4              8                10
   Miscellaneous expenses .................................           9             7             16                19
                                                                -------        ------        -------           -------
      Total expenses ......................................         350           410            689               892
   Less expenses reimbursed by investment adviser and/(or)
      distributor .........................................         (19)          (81)          (128)             (130)
                                                                -------        ------        -------           -------
      Net expenses ........................................         331           329            561               762
                                                                -------        ------        -------           -------
      NET INVESTMENT INCOME (LOSS) ........................       3,609         1,127          3,414             4,537
                                                                -------        ------        -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ................      (2,412)           72            591              (565)
   Net change in unrealized appreciation (depreciation) on
      investments .........................................       9,813          (920)         9,820             9,008
                                                                -------        ------        -------           -------
   NET GAIN (LOSS) ON INVESTMENTS .........................       7,401          (848)        10,411             8,443
                                                                -------        ------        -------           -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ..........................................     $11,010        $  279        $13,825           $12,980
                                                                =======        ======        =======           =======

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2009

(Reported in thousands)



                                                                                        MONEY MARKET FUNDS
                                                                  FIXED       ---------------------------------------
                                                              INCOME FUNDS     INSIGHT                      INSIGHT
                                                              ------------    GOVERNMENT     INSIGHT       TAX-EXEMPT
                                                               TAX-EXEMPT       MONEY         MONEY          MONEY
                                                                BOND FUND    MARKET FUND   MARKET FUND    MARKET FUND
                                                              ------------   -----------   -----------    -----------
INVESTMENT INCOME
   Dividends ..............................................     $    12        $   --          $ 1,185      $  232
   Interest ...............................................       4,301         3,153           18,090(1)    6,612
                                                                -------        ------          -------      ------
      Total investment income .............................       4,313         3,153           19,275       6,844
                                                                -------        ------          -------      ------
EXPENSES
   Investment advisory fee ................................         385           619            2,518       1,188
   Service fees, Class I ..................................          15           189              886         480
   Distribution and service fees, Class A .................         130           701            2,285         656
   Distribution and service fees, Exchange Shares .........          --            --               28          --
   Distribution and service fees, Class C .................          27            --               --          --
   Administration fee .....................................          72           203              873         402
   Transfer agent fee and expenses ........................          63            40              291          59
   Custodian fees .........................................           9            37               92          51
   Printing fees and expenses .............................           3            20              108          43
   Professional fees ......................................          32            38               95          51
   Registration fees ......................................          35            33               60          38
   Trustees fees and expenses .............................           8            58              225         110
   Miscellaneous expenses .................................          15           329            1,588         636
                                                                -------        ------          -------      ------
      Total expenses ...................................            794         2,267            9,049       3,714
   Less expenses reimbursed by investment adviser and/(or)
      distributor .........................................        (124)         (450)          (1,157)       (625)
                                                                -------        ------          -------      ------
      Net expenses ........................................         670         1,817            7,892       3,089
                                                                -------        ------          -------      ------
      NET INVESTMENT INCOME (LOSS) ........................       3,643         1,336           11,383       3,755
                                                                -------        ------          -------      ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain (loss) on investments ................         160            34            2,604(1)       (3)
   Net change in unrealized appreciation (depreciation)
      on investments ......................................      10,301            --               --          --
                                                                -------        ------          -------      ------
   NET GAIN (LOSS) ON INVESTMENTS .........................      10,461            34            2,604          (3)
                                                                -------        ------          -------      ------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ..........................................     $14,104        $1,370          $13,987      $3,752
                                                                =======        ======          =======      ======

(1) The Insight Money Market Fund received $3,642 in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. $1,025 of these distributions have been reclassed from realized capital gains to interest income.

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

                                                                                           EQUITY FUNDS
                                                                    ---------------------------------------------------------
                                                                      BALANCED ALLOCATION FUND          CORE EQUITY FUND
                                                                    ---------------------------   ---------------------------
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                        2009           2008           2009           2008
                                                                    ------------   ------------   ------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) .................................     $ 1,188        $  1,547       $   462        $    800
   Net realized gain (loss) .....................................      (4,029)         (3,884)       (9,337)         (8,621)
   Net change in unrealized appreciation (depreciation) .........      12,113         (17,225)       24,879         (36,954)
                                                                      -------        --------       -------        --------
   Increase (decrease) in net assets resulting from operations ..       9,272         (19,562)       16,004         (44,775)
                                                                      -------        --------       -------        --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I ...............................      (1,046)         (1,350)         (438)           (704)
   Net investment income, Class A ...............................        (143)           (176)          (21)            (35)
   Net investment income, Class C ...............................          (6)             (4)           --              --
   Net realized short-term gains, Class I .......................          --              --            --             (22)
   Net realized short-term gains, Class A .......................          --              --            --              (2)
   Net realized short-term gains, Class C .......................          --              --            --              --(1)
   Net realized long-term gains, Class I ........................          --              --            --          (1,156)
   Net realized long-term gains, Class A ........................          --              --            --             (94)
   Net realized long-term gains, Class C ........................          --              --            --              (2)
                                                                      -------        --------       -------        --------
   Decrease in net assets from distributions to shareholders ....      (1,195)         (1,530)         (459)         (2,015)
                                                                      -------        --------       -------        --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class I ........        (879)         (6,712)       (9,554)         (4,243)
   Change in net assets from share transactions, Class A ........        (261)         (1,928)        1,831          (1,035)
   Change in net assets from share transactions, Class C ........        (111)            255          (194)            442
                                                                      -------        --------       -------        --------
   Increase (decrease) in net assets from share transactions ....      (1,251)         (8,385)       (7,917)         (4,836)
                                                                      -------        --------       -------        --------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(2) .....................................          --              --            --              --
   Net increase (decrease) in net assets ........................       6,826         (29,477)        7,628         (51,626)
NET ASSETS
   Beginning of period ..........................................      54,093          83,570        83,218         134,844
                                                                      -------        --------       -------        --------
   End of period ................................................     $60,919        $ 54,093       $90,846        $ 83,218
                                                                      =======        ========       =======        ========
   Accumulated undistributed net investment income (loss) at end
      of period .................................................     $     9        $     17       $    63        $     64

(1)  Amount is less than $500 (not reported in thousands).

(2) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                        See Notes to Financial Statements

                                                     EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------
   DISCIPLINED SMALL-CAP         DISCIPLINED SMALL-CAP            EMERGING MARKETS
      OPPORTUNITY FUND                 VALUE FUND                OPPORTUNITIES FUND            VALUE EQUITY FUND
---------------------------   ---------------------------   ---------------------------   ---------------------------
 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
    2009           2008           2009           2008           2009           2008           2009           2008
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  $    (73)      $   (214)      $    (65)      $    282       $  2,612       $   1,025      $  2,104       $   3,199
   (28,308)       (18,708)       (34,350)       (15,859)       (10,046)        (11,854)      (19,499)        (15,924)
    43,190        (27,817)        60,432        (14,489)        75,453         (65,101)       42,254         (89,992)
  --------       --------       --------       --------       --------       ---------      --------       ---------
    14,809        (46,739)        26,017        (30,066)        68,019         (75,930)       24,859        (102,717)
  --------       --------       --------       --------       --------       ---------      --------       ---------

       (11)            --            (30)          (187)        (2,457)         (1,485)       (2,030)         (2,728)
        --             --            (40)            (8)          (403)           (198)         (170)           (202)
        --             --            (11)            --             (9)             (2)           (1)             (1)
        --             --             --             --             --          (6,078)           --            (193)
        --             --             --             --             --            (588)           --             (17)
        --             --             --             --             --             (29)           --              --(1)
        --             --             --             --             --          (4,573)           --          (7,310)
        --             --             --             --             --            (443)           --            (642)
        --             --             --             --             --             (22)           --             (14)
  --------       --------       --------       --------       --------       ---------      --------       ---------
       (11)            --            (81)          (195)        (2,869)        (13,418)       (2,201)        (11,107)
  --------       --------       --------       --------       --------       ---------      --------       ---------

     3,231        (29,025)        (3,896)       (18,486)       114,472         (54,297)      (20,786)        (17,350)
    (6,740)       (15,538)        25,768        (13,066)        20,957           7,506        (4,794)          3,100
       (29)           202         10,973             90          3,323             240          (208)            (99)
  --------       --------       --------       --------       --------       ---------      --------       ---------
    (3,538)       (44,361)        32,845        (31,462)       138,752         (46,551)      (25,788)        (14,349)
  --------       --------       --------       --------       --------       ---------      --------       ---------

       138             --             --             --             --              --            --              --
    11,398        (91,100)        58,781        (61,723)       203,902        (135,899)       (3,130)       (128,173)

    71,502        162,602         66,813        128,536         75,287         211,186       167,274         295,447
  --------       --------       --------       --------       --------       ---------      --------       ---------
  $ 82,900       $ 71,502       $125,594       $ 66,813       $279,189       $  75,287      $164,144       $ 167,274
  ========       ========       ========       ========       ========       =========      ========       =========

  $     (8)      $     58       $     51       $    165       $    350       $   1,294      $    141       $     266

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                                        FIXED INCOME FUNDS
                                                                    ---------------------------------------------------------
                                                                                                    INTERMEDIATE GOVERNMENT
                                                                       HIGH YIELD INCOME FUND              BOND FUND
                                                                    ---------------------------   ---------------------------
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                        2009           2008           2009           2008
                                                                    ------------   ------------   ------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) .................................     $ 3,609        $  4,008       $ 1,127        $ 1,058
   Net realized gain (loss) .....................................      (2,412)        (10,909)           72            384
   Net change in unrealized appreciation (depreciation) .........       9,813          (5,110)         (920)         1,467
                                                                      -------        --------       -------        -------
   Increase (decrease) in net assets resulting from operations ..      11,010         (12,011)          279          2,909
                                                                      -------        --------       -------        -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I ...............................      (3,331)         (3,620)         (751)          (842)
   Net investment income, Class A ...............................        (242)           (379)         (377)          (216)
   Net investment income, Class C ...............................         (16)             (9)           --             --
   Net realized short-term gains, Class I .......................          --              --           (92)            --
   Net realized short-term gains, Class A .......................          --              --           (53)            --
   Net realized short-term gains, Class C .......................          --              --            --             --
   Net realized long-term gains, Class I ........................          --              --           (47)           (71)
   Net realized long-term gains, Class A ........................          --              --           (26)           (25)
   Net realized long-term gains, Class C ........................          --              --            --             --
                                                                      -------        --------       -------        -------
   Decrease in net assets from distributions to shareholders ....      (3,589)         (4,008)       (1,346)        (1,154)
                                                                      -------        --------       -------        -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class I ........       4,315          (1,535)       (6,046)        10,991
   Change in net assets from share transactions, Class A ........      (3,281)           (354)         (713)         9,575
   Change in net assets from share transactions, Class C ........         229              19            --             --
                                                                      -------        --------       -------        -------
   Increase (decrease) in net assets from share transactions ....       1,263          (1,870)       (6,759)        20,566
                                                                      -------        --------       -------        -------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(2) .....................................          --              --             4             --
   Net increase (decrease) in net assets ........................       8,684         (17,889)       (7,822)        22,321
NET ASSETS
   Beginning of period ..........................................      35,599          53,488        45,011         22,690
                                                                      -------        --------       -------        -------
   End of period ................................................     $44,283        $ 35,599       $37,189        $45,011
                                                                      =======        ========       =======        =======
   Accumulated undistributed net investment income (loss) at end
      of period .................................................     $    88        $     68       $     9        $     6

(1)  Amount is less than $500 (not reported in thousands).

(2) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                        See Notes to Financial Statements

                                   FIXED INCOME FUNDS
---------------------------------------------------------------------------------------
  INTERMEDIATE TAX-EXEMPT          SHORT/INTERMEDIATE                TAX-EXEMPT
         BOND FUND                     BOND FUND                     BOND FUND
---------------------------   ---------------------------   ---------------------------
 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
    2009           2008           2009           2008           2009           2008
------------   ------------   ------------   ------------   ------------   ------------


  $  3,414       $  6,301       $  4,537       $  7,607       $  3,643       $  5,313
       591         (2,786)          (565)           322            160         (1,636)
     9,820        (14,610)         9,008        (11,736)        10,301        (11,046)
  --------       --------       --------       --------       --------       --------
    13,825        (11,095)        12,980         (3,807)        14,104         (7,369)
  --------       --------       --------       --------       --------       --------

    (2,785)        (5,718)        (4,186)        (7,395)        (1,382)        (2,944)
      (586)          (655)          (240)          (184)        (2,186)        (2,363)
       (43)           (17)           (85)           (28)           (93)           (42)
        --             --             --             --             --             --
        --             --             --             --             --             --
        --             --             --             --             --             --
        --           (144)            --             --             --            (78)
        --            (18)            --             --             --            (66)
        --             --(1)          --             --             --             (1)
  --------       --------       --------       --------       --------       --------
    (3,414)        (6,552)        (4,511)        (7,607)        (3,661)        (5,494)
  --------       --------       --------       --------       --------       --------

   (35,742)       (60,834)       (43,764)       (86,965)       (20,300)       (20,752)
     7,744         (1,029)         3,736           (232)         3,876         (5,341)
     3,518            191          3,601          1,080          4,467            869
  --------       --------       --------       --------       --------       --------
   (24,480)       (61,672)       (36,427)       (86,117)       (11,957)       (25,224)
  --------       --------       --------       --------       --------       --------

        --             --              3             --             18             --
   (14,069)       (79,319)       (27,955)       (97,531)        (1,496)       (38,087)
    95,590        174,909        121,985        219,516         92,291        130,378
  --------       --------       --------       --------       --------       --------
  $ 81,521       $ 95,590       $ 94,030       $121,985       $ 90,795       $ 92,291
  ========       ========       ========       ========       ========       ========

  $      6       $     (5)      $     29       $     --       $     19       $      9

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                                     MONEY MARKET FUNDS
                                                                    -----------------------------------------------------
                                                                         INSIGHT GOVERNMENT           INSIGHT MONEY
                                                                          MONEY MARKET FUND            MARKET FUND
                                                                    --------------------------  -------------------------
                                                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                       2009          2008          2009          2008
                                                                    ------------  ------------  ------------- -----------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income (loss) .................................    $   1,336      $ 11,355    $   11,383(2) $   100,795
   Net realized gain (loss) .....................................           34             2         2,604(2)     (19,522)
   Payment by affiliate (See Note 3) ............................           --            --            --         19,500
                                                                     ---------      --------    ----------    -----------
   Increase (decrease) in net assets resulting from operations ..        1,370        11,357        13,987        100,773
                                                                     ---------      --------    ----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I ...............................       (1,154)       (7,341)       (9,239)       (70,598)
   Net investment income, Class A ...............................         (186)       (4,014)       (1,671)       (22,446)
   Net investment income, Exchange Shares .......................           --            --          (473)        (7,751)
   Net realized short-term gains, Class I .......................           (7)           --        (1,565)            --
   Net realized short-term gains, Class A .......................           (4)           --          (390)            --
   Net realized long-term gains, Class I ........................           --            --            --             --
   Net realized long-term gains, Class A ........................           --            --            --             --
                                                                     ---------      --------    ----------    -----------
   Decrease in net assets from distributions to shareholders ....       (1,351)      (11,355)      (13,338)      (100,795)
                                                                     ---------      --------    ----------    -----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class I ........     (296,335)      148,919       435,493     (1,186,035)
   Change in net assets from share transactions, Class A ........      (61,683)       21,786      (174,764)      (462,907)
   Change in net assets from share transactions, Exchange
      Shares ....................................................           --            --      (172,546)      (190,079)
                                                                     ---------      --------    ----------    -----------
   Increase (decrease) in net assets from share transactions ....     (358,018)      170,705        88,183     (1,839,021)
                                                                     ---------      --------    ----------    -----------
CAPITAL CONTRIBUTIONS
   Net increase (decrease) in net assets ........................     (357,999)      170,707        88,832     (1,839,043)
NET ASSETS
   Beginning of period ..........................................      658,043       487,336     2,497,783      4,336,826
                                                                     ---------      --------    ----------    -----------
   End of period ................................................    $ 300,044      $658,043    $2,586,615    $ 2,497,783
                                                                     =========      ========    ==========    ===========
   Accumulated undistributed net investment income
      (loss) at end of period ...................................    $      --      $      4    $       --    $        --

(1)  Amount is less than $500 (not reported in thousands)

(2) The Insight Money Market Fund received $3,642 in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. $1,025 of these distributions have been reclassed from realized capital gains to interest income.

                       See Notes to Financial Statements

          MONEY MARKET FUNDS
------------------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
------------------------------------
   YEAR ENDED          YEAR ENDED
DECEMBER 31, 2009  DECEMBER 31, 2008
-----------------  -----------------


    $    3,755        $   27,286
            (3)              623
            --                --
    ----------        ----------
         3,752            27,909
    ----------        ----------

        (3,583)          (23,229)
          (172)           (4,057)
            --                --
            --              (229)
            --               (46)
           (37)             (118)
            (8)              (23)
    ----------        ----------
        (3,800)          (27,702)
    ----------        ----------

      (346,205)          123,487
       (25,205)            5,015
            --                --
    ----------        ----------
      (371,410)          128,502
    ----------        ----------

      (371,458)          128,709
     1,415,487         1,286,778
    ----------        ----------
    $1,044,029        $1,415,487
    ==========        ==========
    $       --        $       --

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                              FINANCIAL HIGHLIGHTS
                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                      DISTRIBUTIONS
                                                        NET           NON                                                FROM
                                    NET                REALIZED    -RECURRING                DIVIDENDS                NON-RECURRING
                                   ASSET       NET       AND         PAYMENT        TOTAL      FROM     DISTRIBUTIONS   PAYMENT
                                   VALUE,  INVESTMENT UNREALIZED      FROM          FROM        NET       FROM NET     FROM FORMER
                                 BEGINNING   INCOME     GAIN         FORMER       INVESTMENT INVESTMENT   REALIZED    ADMINISTRATOR
                                 OF PERIOD   (LOSS)    /(LOSS)   ADMINISTRATOR(8) OPERATIONS   INCOME      GAINS           (8)
                                 --------- ---------- ---------- ---------------- ---------- ---------- ------------- -------------
BALANCED ALLOCATION FUND
CLASS I
1/1/09 to 12/31/09                $10.46     0.24(7)      1.64           --          1.88      (0.24)          --           --
1/1/08 to 12/31/08                 14.30     0.29(7)     (3.84)          --         (3.55)     (0.29)          --           --
1/1/07 to 12/31/07                 15.00     0.34(7)      0.63           --          0.97      (0.35)       (1.32)          --
1/1/06 to 12/31/06                 14.72     0.33(7)      0.99         0.02          1.34      (0.33)       (0.71)       (0.02)
1/1/05 to 12/31/05                 14.99     0.30         0.81           --          1.11      (0.30)       (1.08)          --
CLASS A
1/1/09 to 12/31/09                $10.42     0.21(7)      1.66           --          1.87      (0.22)          --           --
1/1/08 to 12/31/08                 14.26     0.26(7)     (3.84)          --         (3.58)     (0.26)          --           --
1/1/07 to 12/31/07                 14.96     0.30(7)      0.63           --          0.93      (0.31)       (1.32)          --
1/1/06 to 12/31/06                 14.69     0.29(7)      0.99         0.02          1.30      (0.30)       (0.71)       (0.02)
1/1/05 to 12/31/05                 14.97     0.27         0.79           --          1.06      (0.26)       (1.08)          --
CLASS C
1/1/09 to 12/31/09                $10.42     0.13(7)      1.66           --          1.79      (0.14)          --           --
1/1/08 to 12/31/08                 14.26     0.16(7)     (3.84)          --         (3.68)     (0.16)          --           --
1/1/07 to 12/31/07                 14.96     0.18(7)      0.63           --          0.81      (0.19)       (1.32)          --
6/26/06 (inception) to 12/31/06    14.24     0.08(7)      1.25           --          1.33      (0.09)       (0.52)          --
CORE EQUITY FUND
CLASS I
1/1/09 to 12/31/09                $13.64     0.08(7)      2.69           --          2.77      (0.08)          --           --
1/1/08 to 12/31/08                 20.84     0.13(7)     (7.01)          --         (6.88)     (0.12)       (0.20)          --
1/1/07 to 12/31/07                 21.85     0.21(7)      1.32           --          1.53      (0.22)       (2.32)          --
1/1/06 to 12/31/06                 21.19     0.16(7)      2.71         0.06          2.93      (0.16)       (2.05)       (0.06)
1/1/05 to 12/31/05                 21.91     0.12         1.83           --          1.95      (0.12)       (2.55)          --
CLASS A
1/1/09 to 12/31/09                $13.42     0.05(7)      2.65           --          2.70      (0.05)          --           --
1/1/08 to 12/31/08                 20.51     0.08(7)     (6.89)          --         (6.81)     (0.08)       (0.20)          --
1/1/07 to 12/31/07                 21.53     0.15(7)      1.31           --          1.46      (0.16)       (2.32)          --
1/1/06 to 12/31/06                 20.91     0.11(7)      2.66         0.05          2.82      (0.10)       (2.05)       (0.05)
1/1/05 to 12/31/05                 21.66     0.07         1.80           --          1.87      (0.07)       (2.55)          --
CLASS C
1/1/09 to 12/31/09                $13.36    (0.06)(7)     2.61           --          2.55         --           --           --
1/1/08 to 12/31/08                 20.44    (0.04)(7)    (6.84)          --         (6.88)        --        (0.20)          --
1/1/07 to 12/31/07                 21.49    (0.02)(7)     1.31           --          1.29      (0.02)       (2.32)          --
6/26/06 (inception) to 12/31/06    20.46    (0.02)(7)     2.63           --          2.61      (0.02)       (1.56)          --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                                                       RATIO
                                              TOTAL RETURN                      RATIO OF   RATIO OF    OF NET
              REDEMPTION   NET                  EXCLUDING           NET           NET       GROSS    INVESTMENT
                 FEES    ASSET                NON-RECURRING       ASSETS,      OPERATING  OPERATING    INCOME
               ADDED TO  VALUE,                  PAYMENT           END OF     EXPENSES TO  EXPENSES      TO     PORTFOLIO
    TOTAL      PAID-IN   END OF   TOTAL        FROM FORMER         PERIOD       AVERAGE   TO AVERAGE  AVERAGE    TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3)  ADMINISTRATOR(3, 8) (IN THOUSANDS) NET ASSETS  NET ASSETS NET ASSETS   RATE
------------- ---------- ------ ---------  ------------------- -------------- ----------- ---------- ---------- ---------


   (0.24)         --     $12.10   18.28%            --            $ 52,601       0.82%      0.87%      2.20%       58%
   (0.29)         --      10.46  (25.10)            --              46,545       0.83       0.88       2.28        55
   (1.67)         --      14.30    6.48             --              71,603       0.77       0.82       2.18        71
   (1.06)         --(9)   15.00    9.26           9.14              74,724       0.76       0.82       2.20        66
   (1.38)         --      14.72    7.45             --              71,570       0.79       0.84       1.95        61

   (0.22)         --     $12.07   18.16%            --            $  7,864       1.07%      1.07%      1.95%       58%
   (0.26)         --      10.42  (25.35)            --               7,050       1.08       1.08       2.02        55
   (1.63)         --      14.26    6.16             --              11,646       1.02       1.02       1.93        71
   (1.03)         --      14.96    9.03           8.92              12,613       1.01       1.02       1.93        66
   (1.34)         --      14.69    7.14             --               2,953       1.04       1.09       1.74        61

   (0.14)         --     $12.07   17.31%            --            $    454       1.82%      1.82%      1.22%       58%
   (0.16)         --      10.42  (25.93)            --                 498       1.83       1.83       1.33        55
   (1.51)         --      14.26    5.45             --                 321       1.78       1.78       1.19        71
   (0.61)         --      14.96    9.31(2)          --                 255       1.77(1)    1.77(1)    1.04(1)     66(2)


   (0.08)         --     $16.33   20.41%            --            $ 81,239       0.97%      1.02%      0.58%       83%
   (0.32)         --      13.64  (33.36)            --              76,658       0.95       1.00       0.73        68
   (2.54)         --      20.84    7.06             --             124,328       0.91       0.96       0.91        58
   (2.27)         --(9)   21.85   13.98          13.07             146,245       0.90       0.95       0.74        74
   (2.67)         --      21.19    8.97             --             135,587       0.93       0.97       0.54        80

   (0.05)         --     $16.07   20.16%            --            $  9,121       1.22%      1.22%      0.32%       83%
   (0.28)         --      13.42  (33.54)            --               5,943       1.20       1.20       0.47        68
   (2.48)         --      20.51    6.81             --              10,265       1.16       1.16       0.66        58
   (2.20)         --      21.53   13.73          13.46              11,795       1.16       1.16       0.50        74
   (2.62)         --      20.91    8.70             --               1,009       1.18       1.22       0.29        80

      --          --     $15.91   19.27%            --            $    486       1.97%      1.97%     (0.41)%      83%
   (0.20)         --      13.36  (34.04)            --                 617       1.95       1.95      (0.23)       68
   (2.34)         --      20.44    6.00             --                 251       1.92       1.92      (0.10)       58
   (1.58)         --      21.49   12.84(2)          --                 171       1.89(1)    1.89(1)   (0.19)(1)    74(2)

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                NET                                                           DISTRIBUTIONS
                          NET                 REALIZED    NON-RECURRING                                           FROM
                         ASSET       NET        AND         PAYMENT         TOTAL    DIVIDENDS DISTRIBUTIONS  NON-RECURRING
                         VALUE,  INVESTMENT  UNREALIZED       FROM          FROM     FROM NET     FROM NET      PAYMENT
                       BEGINNING   INCOME       GAIN/        FORMER      INVESTMENT INVESTMENT    REALIZED     FROM FORMER
                       OF PERIOD   (LOSS)      (LOSS)   ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                       --------- ----------  ---------- ---------------- ---------- ---------- ------------- ----------------
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
CLASS I
1/1/09 to 12/31/09      $ 8.39      --(7)(9)    1.95            --           1.95        --(9)       --              --
1/1/08 to 12/31/08       13.23   (0.01)(7)     (4.83)           --          (4.84)       --          --              --
1/1/07 to 12/31/07       19.67    0.01(7)      (1.88)           --          (1.87)       --(9)    (4.57)             --
1/1/06 to 12/31/06       21.48      --(9)       1.85          0.04           1.89        --(9)    (3.66)          (0.04)
1/1/05 to 12/31/05       24.64    0.04          1.13            --           1.17     (0.04)      (4.29)             --
CLASS A
1/1/09 to 12/31/09      $ 7.91   (0.02)(7)      1.83            --           1.81        --(9)       --              --
1/1/08 to 12/31/08       12.50   (0.04)(7)     (4.55)           --          (4.59)       --          --              --
1/1/07 to 12/31/07       18.91   (0.04)(7)     (1.80)           --          (1.84)       --(9)    (4.57)             --
1/1/06 to 12/31/06       20.81   (0.03)(7)      1.80          0.03           1.80        --       (3.66)          (0.04)
1/1/05 to 12/31/05       24.03   (0.09)         1.16            --           1.07        --       (4.29)             --
CLASS C
1/1/09 to 12/31/09      $ 7.73   (0.08)(7)      1.78            --           1.70        --(9)       --              --
1/1/08 to 12/31/08       12.31   (0.12)(7)     (4.46)           --          (4.58)       --          --              --
1/1/07 to 12/31/07       18.83   (0.19)(7)     (1.76)           --          (1.95)       --(9)    (4.57)             --
6/26/06 (inception) to
   12/31/06              20.31   (0.10)(7)      1.27            --           1.17        --       (2.65)             --
DISCIPLINED SMALL-CAP VALUE FUND
CLASS I
1/1/09 to 12/31/09      $21.89    0.04(7)       2.97            --           3.01     (0.01)         --              --
1/1/08 to 12/31/08       31.11    0.11(7)      (9.25)           --          (9.14)    (0.08)         --              --
1/1/07 to 12/31/07       44.42    0.21(7)      (3.65)           --          (3.44)    (0.21)      (9.66)             --
1/1/06 to 12/31/06       47.40    0.10(7)       4.97          0.06           5.13     (0.13)      (7.92)          (0.06)
1/1/05 to 12/31/05       50.67    0.27          4.24            --           4.51     (0.24)      (7.58)             --
CLASS A
1/1/09 to 12/31/09      $21.64   (0.02)(7)      2.93            --           2.91     (0.01)         --              --
1/1/08 to 12/31/08       30.72    0.02(7)      (9.09)           --          (9.07)    (0.01)         --              --
1/1/07 to 12/31/07       43.97    0.10(7)      (3.60)           --          (3.50)    (0.09)      (9.66)             --
1/1/06 to 12/31/06       47.02    0.05(7)       4.85          0.05           4.95     (0.03)      (7.92)          (0.05)
1/1/05 to 12/31/05       50.35    0.17          4.18            --           4.35     (0.13)      (7.58)             --
CLASS C
1/1/09 to 12/31/09      $21.26   (0.18)(7)      2.85            --           2.67     (0.01)         --              --
1/1/08 to 12/31/08       30.39   (0.13)(7)     (9.00)           --          (9.13)       --          --              --
1/1/07 to 12/31/07       43.82   (0.19)(7)     (3.58)           --          (3.77)       --(9)    (9.66)             --
6/26/06 (inception) to
   12/31/06              45.40   (0.19)(7)      4.65            --           4.46        --       (6.04)             --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                             TOTAL RETURN                     RATIO OF    RATIO OF  RATIO OF NET
              REDEMPTION  NET                 EXCLUDING            NET           NET        GROSS    INVESTMENT
                 FEES    ASSET              NON-RECURRING        ASSETS,      OPERATING   OPERATING    INCOME
               ADDED TO  VALUE,                PAYMENT            END OF     EXPENSES TO  EXPENSES       TO      PORTFOLIO
    TOTAL      PAID-IN   END OF   TOTAL      FROM FORMER          PERIOD     AVERAGE NET TO AVERAGE AVERAGE NET   TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3) ADMINISTRATOR(3, 8) (IN THOUSANDS)   ASSETS    NET ASSETS    ASSETS       RATE
------------- ---------- ------ --------- ------------------- -------------- ----------- ---------- ------------ ---------


      --(9)       --     $10.34  23.27%             --           $ 65,690       1.11%      1.16%      (0.04)%      109%
      --          --       8.39 (36.58)             --             50,568       1.10       1.15       (0.10)        72
   (4.57)         --      13.23 (10.33)             --            112,397       1.00       1.05        0.05         92
   (3.70)         --      19.67   8.73            8.56            399,712       0.93       0.99        0.00         85
   (4.33)         --(9)   21.48   4.55              --            480,501       0.94       0.97        0.16         76

      --(9)       --     $ 9.72  22.88%             --           $ 16,604       1.37%      1.37%      (0.28)%      109%
      --          --       7.91 (36.72)             --             20,421       1.35       1.35       (0.36)        72
   (4.57)         --      12.50 (10.61)             --             49,593       1.25       1.25       (0.22)        92
   (3.70)         --      18.91   8.50            8.34             86,850       1.20       1.20       (0.17)        85
   (4.29)         --(9)   20.81   4.28              --             12,094       1.19       1.22       (0.18)        76

      --(9)       --     $ 9.43  21.99%             --           $    606       2.11%      2.11%      (1.04)%      109%
      --          --       7.73 (37.21)             --                513       2.10       2.10       (1.09)        72
   (4.57)         --      12.31 (11.26)             --                612       2.02       2.02       (1.06)        92

   (2.65)         --      18.83   5.77(2)           --                249       1.92(1)    1.92(1)    (0.98)(1)     85(2)


   (0.01)         --     $24.89  13.79%             --           $ 52,703       1.14%      1.19%       0.21%        67%
   (0.08)         --      21.89 (29.36)             --             51,715       1.06       1.11        0.38         77
   (9.87)         --      31.11  (8.93)             --             92,809       0.96       1.01        0.50         83
   (8.11)         --(9)   44.42  10.92           10.82            297,831       0.88       0.94        0.20         92
   (7.82)       0.04      47.40   8.90              --            335,085       0.90       0.94        0.49         74

   (0.01)         --     $24.54  13.49%             --           $ 56,676       1.41%      1.41%      (0.09)%       67%
   (0.01)         --      21.64 (29.52)             --             14,895       1.31       1.31        0.09         77
   (9.75)         --      30.72  (9.17)             --             35,478       1.21       1.21        0.25         83
   (8.00)         --      43.97  10.62           10.52             83,558       1.16       1.17        0.11         92
   (7.71)       0.03      47.02   8.63              --             11,226       1.15       1.19        0.24         74

   (0.01)         --     $23.92  12.60%             --           $ 16,215       2.17%      2.17%      (0.85)%       67%
      --          --      21.26 (30.04)             --                203       2.06       2.06       (0.49)        77
   (9.66)         --      30.39  (9.85)             --                249       1.98       1.98       (0.47)        83

   (6.04)         --      43.82   9.86(2)           --                167       1.89(1)    1.89(1)    (0.77)(1)     92(2)

                        See Notes to Financial Statements

                               VIRTUS INSIGHTTRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                NET                                                           DISTRIBUTIONS
                          NET                 REALIZED    NON-RECURRING                                           FROM
                         ASSET       NET        AND         PAYMENT         TOTAL    DIVIDENDS DISTRIBUTIONS  NON-RECURRING
                         VALUE,  INVESTMENT  UNREALIZED       FROM          FROM     FROM NET     FROM NET       PAYMENT
                       BEGINNING   INCOME       GAIN/        FORMER      INVESTMENT INVESTMENT    REALIZED     FROM FORMER
                       OF PERIOD   (LOSS)      (LOSS)   ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                       --------- ----------  ---------- ---------------- ---------- ---------- ------------- ----------------
EMERGING MARKETS OPPORTUNITIES FUND
CLASS I
1/1/09 to 12/31/09      $ 4.90     0.10(7)      2.26           --            2.36     (0.09)          --             --
1/1/08 to 12/31/08       10.08     0.06(7)     (4.43)          --           (4.37)    (0.11)       (0.70)            --
1/1/07 to 12/31/07       12.34     0.15(7)      3.62           --            3.77     (0.09)       (5.94)            --
1/1/06 to 12/31/06       12.43     0.20(7)      3.32         0.01            3.53     (0.22)       (3.39)         (0.01)
1/1/05 to 12/31/05       11.01     0.14         3.15           --            3.29     (0.11)       (1.76)            --
CLASS A
1/1/09 to 12/31/09      $ 4.76     0.08(7)      2.20           --            2.28     (0.08)          --             --
1/1/08 to 12/31/08        9.80     0.05(7)     (4.30)          --           (4.25)    (0.09)       (0.70)            --
1/1/07 to 12/31/07       12.14     0.09(7)      3.57           --            3.66     (0.06)       (5.94)            --
1/1/06 to 12/31/06       12.27     0.08(7)      3.36         0.01            3.45     (0.18)       (3.39)         (0.01)
1/1/05 to 12/31/05       10.88     0.10         3.14           --            3.24     (0.09)       (1.76)            --
CLASS C
1/1/09 to 12/31/09      $ 4.72     0.02(7)      2.19           --            2.21     (0.03)          --             --
1/1/08 to 12/31/08        9.69       --(9)     (4.23)          --           (4.23)    (0.04)       (0.70)            --
1/1/07 to 12/31/07       12.14       --(9)      3.55           --            3.55     (0.06)       (5.94)            --
6/26/06 (inception) to
   12/31/06              11.71    (0.03)(7)     3.35           --            3.32     (0.07)       (2.82)            --
VALUE EQUITY FUND
CLASS I
1/1/09 to 12/31/09      $ 8.49     0.11(7)      1.25           --            1.36     (0.12)          --             --
1/1/08 to 12/31/08       13.94     0.16(7)     (5.05)          --           (4.89)    (0.15)       (0.41)            --
1/1/07 to 12/31/07       14.66     0.18(7)      1.27           --            1.45     (0.18)       (1.99)            --
1/1/06 to 12/31/06       13.88     0.14(7)      2.04         0.04            2.22     (0.14)       (1.26)         (0.04)
1/1/05 to 12/31/05       13.44     0.17         1.51           --            1.68     (0.17)       (1.07)            --
CLASS A
1/1/09 to 12/31/09      $ 8.57     0.09(7)      1.26           --            1.35     (0.10)          --             --
1/1/08 to 12/31/08       14.06     0.13(7)     (5.09)          --           (4.96)    (0.12)       (0.41)            --
1/1/07 to 12/31/07       14.77     0.14(7)      1.28           --            1.42     (0.14)       (1.99)            --
1/1/06 to 12/31/06       13.97     0.13(7)      2.04         0.03            2.20     (0.11)       (1.26)         (0.03)
1/1/05 to 12/31/05       13.53     0.13         1.52           --            1.65     (0.14)       (1.07)            --
CLASS C
1/1/09 to 12/31/09      $ 8.56     0.03(7)      1.24           --            1.27     (0.04)          --             --
1/1/08 to 12/31/08       14.04     0.04(7)     (5.08)          --           (5.04)    (0.03)       (0.41)            --
1/1/07 to 12/31/07       14.76     0.02(7)      1.27           --            1.29     (0.02)       (1.99)            --
6/26/06 (inception) to
   12/31/06              14.20     0.01(7)      1.61           --            1.62     (0.02)       (1.04)            --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                             TOTAL RETURN                     RATIO OF    RATIO OF  RATIO OF NET
              REDEMPTION  NET                 EXCLUDING            NET           NET        GROSS    INVESTMENT
                 FEES    ASSET              NON-RECURRING        ASSETS,      OPERATING   OPERATING    INCOME
               ADDED TO  VALUE,                PAYMENT            END OF     EXPENSES TO  EXPENSES       TO      PORTFOLIO
    TOTAL      PAID-IN   END OF   TOTAL      FROM FORMER          PERIOD     AVERAGE NET TO AVERAGE AVERAGE NET   TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3) ADMINISTRATOR(3)(8) (IN THOUSANDS)   ASSETS    NET ASSETS    ASSETS       RATE
------------- ---------- ------ --------- ------------------- -------------- ----------- ---------- ------------ ---------


    (0.09)        --     $ 7.17  48.52%            --             $232,325      1.47%       1.52%      1.64%        50%
    (0.81)        --       4.90 (45.90)            --               63,699      1.54        1.59       0.77        126
    (6.03)        --      10.08  37.39             --              199,197      1.34        1.39       1.22         92
    (3.62)        --(9)   12.34  29.60          28.54              242,422      1.32        1.50       1.51         83
    (1.87)        --      12.43  31.23             --              329,081      1.45        1.60       1.20         43

    (0.08)        --     $ 6.96  48.12%            --             $ 42,658      1.72%       1.72%      1.34%        50%
    (0.79)        --       4.76 (46.04)            --               11,281      1.79        1.79       0.65        126
    (6.00)        --       9.80  37.16             --               11,616      1.60        1.60       0.77         92
    (3.58)        --(9)   12.14  29.21          29.15                7,456      1.59        1.63       0.60         83
    (1.85)        --      12.27  31.08             --                1,205      1.70        1.85       0.91         43

    (0.03)        --     $ 6.90  47.29%            --             $  4,206      2.49%       2.49%      0.30%        50%
    (0.74)        --       4.72 (46.50)            --                  307      2.54        2.54      (0.05)       126
    (6.00)        --       9.69  35.89             --                  373      2.35        2.35       0.01         92

    (2.89)        --      12.14  29.04(2)          --                  186      2.30(1)     2.30(1)   (0.49)(1)     83(2)


    (0.12)        --     $ 9.73  16.24%            --             $150,822      0.92%       0.97%      1.33%        64%
    (0.56)        --       8.49 (36.26)            --              150,922      0.90        0.95       1.37         56
    (2.17)        --      13.94  10.10             --              272,426      0.87        0.92       1.13         55
    (1.44)        --(9)   14.66  16.12          15.85              278,841      0.87        0.93       0.96         59
    (1.24)        --      13.88  12.52             --              261,584      0.87        0.91       1.20         63

    (0.10)        --     $ 9.82  15.92%            --             $ 13,106      1.17%       1.17%      1.10%        64%
    (0.53)        --       8.57 (36.39)            --               15,946      1.15        1.15       1.14         56
    (2.13)        --      14.06   9.82             --               22,330      1.12        1.12       0.88         55
    (1.40)        --      14.77  15.85          15.62               25,800      1.14        1.14       0.84         59
    (1.21)        --      13.97  12.18             --                2,416      1.12        1.16       1.00         63

    (0.04)        --     $ 9.79  14.96%            --             $    216      1.92%       1.92%      0.39%        64%
    (0.44)        --       8.56 (36.87)            --                  406      1.90        1.90       0.36         56
    (2.01)        --      14.04   8.92             --                  691      1.87        1.87       0.12         55

    (1.06)        --      14.76  11.35(2)          --                  175      1.89(1)     1.89(1)    0.15(1)      59(2)

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                NET                                                           DISTRIBUTIONS
                          NET                 REALIZED    NON-RECURRING                                           FROM
                         ASSET       NET        AND         PAYMENT         TOTAL    DIVIDENDS DISTRIBUTIONS  NON-RECURRING
                         VALUE,  INVESTMENT  UNREALIZED     FROM            FROM     FROM NET     FROM NET      PAYMENT
                       BEGINNING   INCOME       GAIN/      FORMER        INVESTMENT INVESTMENT    REALIZED     FROM FORMER
                       OF PERIOD   (LOSS)      (LOSS)   ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                       --------- ----------  ---------- ---------------- ---------- ---------- ------------- ----------------
HIGH YIELD INCOME FUND
CLASS I
1/1/09 to 12/31/09      $ 8.45     0.84(7)       1.74            --          2.58     (0.84)          --             --
1/1/08 to 12/31/08       11.87     0.88(7)      (3.42)           --         (2.54)    (0.88)          --             --
1/1/07 to 12/31/07       12.45     0.89(7)      (0.58)           --          0.31     (0.89)          --             --
1/1/06 to 12/31/06       12.44     0.85(7)       0.02          0.01          0.88     (0.86)          --          (0.01)
1/1/05 to 12/31/05       13.07     0.83         (0.59)           --          0.24     (0.83)       (0.04)            --
CLASS A
1/1/09 to 12/31/09      $ 8.45     0.81(7)       1.75            --          2.56     (0.81)          --             --
1/1/08 to 12/31/08       11.87     0.85(7)      (3.42)           --         (2.57)    (0.85)          --             --
1/1/07 to 12/31/07       12.45     0.86(7)      (0.58)           --          0.28     (0.86)          --             --
1/1/06 to 12/31/06       12.44     0.88(7)      (0.04)         0.01          0.85     (0.83)          --          (0.01)
1/1/05 to 12/31/05       13.07     0.80         (0.59)           --          0.21     (0.80)       (0.04)            --
CLASS C
1/1/09 to 12/31/09      $ 8.45     0.74(7)       1.74            --          2.48     (0.74)          --             --
1/1/08 to 12/31/08       11.87     0.78(7)      (3.42)           --         (2.64)    (0.78)          --             --
1/1/07 to 12/31/07       12.45     0.77(7)      (0.58)           --          0.19     (0.77)          --             --
6/26/06 (inception) to
   12/31/06              11.98     0.38(7)       0.47            --          0.85     (0.38)          --             --
INTERMEDIATE GOVERNMENT BOND FUND
CLASS I
1/1/09 to 12/31/09      $17.63     0.46(7)      (0.29)           --          0.17     (0.46)       (0.09)            --
1/1/08 to 12/31/08       16.75     0.62(7)       0.92            --          1.54     (0.62)       (0.04)            --
1/1/07 to 12/31/07       16.37     0.73(7)       0.38            --          1.11     (0.73)          --             --
1/1/06 to 12/31/06       16.50     0.73(7)      (0.13)         0.10          0.70     (0.73)          --          (0.10)
1/1/05 to 12/31/05       16.84     0.70         (0.28)           --          0.42     (0.70)       (0.06)            --
CLASS A
1/1/09 to 12/31/09      $17.63     0.42(7)      (0.29)           --          0.13     (0.42)       (0.09)            --
1/1/08 to 12/31/08       16.75     0.57(7)       0.94            --          1.51     (0.59)       (0.04)            --
1/1/07 to 12/31/07       16.36     0.69(7)       0.39            --          1.08     (0.69)          --             --
1/1/06 to 12/31/06       16.50     0.69(7)      (0.14)         0.10          0.65     (0.69)          --          (0.10)
1/1/05 to 12/31/05       16.84     0.66         (0.28)           --          0.38     (0.66)       (0.06)            --
INTERMEDIATE TAX-EXEMPT BOND FUND
CLASS I
1/1/09 to 12/31/09      $ 9.58     0.42(7)       1.26            --          1.68     (0.42)          --             --
1/1/08 to 12/31/08       10.78     0.43(7)      (1.18)           --         (0.75)    (0.44)       (0.01)            --
1/1/07 to 12/31/07       10.93     0.44(7)      (0.06)           --          0.38     (0.44)       (0.09)            --
1/1/06 to 12/31/06       11.16     0.47(7)         --(9)       0.02          0.49     (0.49)       (0.21)         (0.02)
1/1/05 to 12/31/05       11.41     0.49         (0.25)           --          0.24     (0.49)          --             --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                             TOTAL RETURN                    RATIO OF    RATIO OF  RATIO OF NET
              REDEMPTION  NET                 EXCLUDING           NET           NET        GROSS    INVESTMENT
                 FEES    ASSET              NON-RECURRING       ASSETS,      OPERATING   OPERATING    INCOME
               ADDED TO  VALUE,                PAYMENT           END OF     EXPENSES TO  EXPENSES       TO      PORTFOLIO
    TOTAL      PAID-IN   END OF   TOTAL      FROM FORMER         PERIOD     AVERAGE NET TO AVERAGE AVERAGE NET   TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3) ADMINISTRATOR(3,8) (IN THOUSANDS)   ASSETS    NET ASSETS    ASSETS       RATE
------------- ---------- ------ --------- ------------------ -------------- ----------- ---------- ------------ ---------


   (0.84)         --     $10.19  31.67%             --          $ 43,061       0.79%       0.84%       8.91%      117%
   (0.88)         --       8.45 (22.44)             --            31,932       0.83        0.88        8.33       121
   (0.89)         --      11.87   2.52              --            47,958       0.74        0.79        7.22       117
   (0.87)         --(9)   12.45   7.31            7.20            68,692       0.64        0.76        6.90       147
   (0.87)         --      12.44   1.94              --            74,697       0.58        0.78        6.80        42

   (0.81)         --     $10.20  31.60%             --          $    840       1.06%       1.06%       8.90%      117%
   (0.85)         --       8.45 (22.63)             --             3,550       1.08        1.08        8.09       121
   (0.86)         --      11.87   2.34              --             5,390       0.99        0.99        7.01       117
   (0.84)         --(9)   12.45   6.97            6.86             5,648       0.96        1.02        7.16       147
   (0.84)         --      12.44   1.68              --               442       0.83        1.03        6.55        42

   (0.74)         --     $10.19  30.49%             --          $    382       1.79%       1.79%       7.75%      117%
   (0.78)         --       8.45 (23.21)             --               117       1.84        1.84        7.37       121
   (0.77)         --      11.87   1.50              --               140       1.74        1.74        6.26       117

   (0.38)         --      12.45   7.17(2)           --               139       1.71(1)     1.71(1)     5.94(1)    147(2)


   (0.55)         --     $17.25   0.99%             --          $ 23,976       0.65%       0.85%       2.62%       41%
   (0.66)         --      17.63   9.47              --            30,722       0.51        0.92        3.67        43
   (0.73)         --      16.75   6.98              --            18,429       0.50        0.94        4.46        35
   (0.83)         --(9)   16.37   4.37            3.76            19,970       0.47        1.02        4.49        22
   (0.76)         --(9)   16.50   2.49              --            20,235       0.48        0.94        3.76        71

   (0.51)         --     $17.25   0.74%             --          $ 13,213       0.90%       1.05%       2.38%       41%
   (0.63)         --      17.63   9.20              --            14,289       0.76        1.12        3.36        43
   (0.69)         --      16.75   6.72              --             4,261       0.75        1.13        4.22        35
   (0.79)         --(9)   16.36   4.11            3.50             6,118       0.74        1.21        4.24        22
   (0.72)         --(9)   16.50   2.23              --             2,480       0.73        1.19        3.58        71

   (0.42)         --     $10.84  17.76%             --          $ 55,189       0.60%       0.76%       4.11%      101%
   (0.45)         --       9.58  (7.04)             --            82,418       0.60        0.72        4.17        73
   (0.53)         --      10.78   3.43              --           158,834       0.60        0.69        4.01        39
   (0.72)         --(9)   10.93   4.45            4.26           203,378       0.51        0.68        4.24        76
   (0.49)         --      11.16   2.19              --           229,320       0.39        0.67        4.38        46

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                NET                                                           DISTRIBUTIONS
                          NET                 REALIZED    NON-RECURRING                                           FROM
                         ASSET       NET        AND         PAYMENT         TOTAL    DIVIDENDS DISTRIBUTIONS  NON-RECURRING
                         VALUE,  INVESTMENT  UNREALIZED     FROM            FROM     FROM NET     FROM NET      PAYMENT
                       BEGINNING   INCOME       GAIN/      FORMER        INVESTMENT INVESTMENT    REALIZED     FROM FORMER
                       OF PERIOD   (LOSS)      (LOSS)   ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                       --------- ----------  ---------- ---------------- ---------- ---------- ------------- ----------------
INTERMEDIATE TAX-EXEMPT BOND FUND (CONTINUED)
CLASS A
1/1/09 to 12/31/09      $ 9.58     0.40(7)      1.26            --           1.66      (0.40)         --             --
1/1/08 to 12/31/08       10.78     0.41(7)     (1.18)           --          (0.77)     (0.42)      (0.01)            --
1/1/07 to 12/31/07       10.93     0.41(7)     (0.06)           --           0.35      (0.41)      (0.09)            --
1/1/06 to 12/31/06       11.16     0.44(7)      0.01          0.02           0.47      (0.46)      (0.22)         (0.02)
1/1/05 to 12/31/05       11.41     0.47        (0.25)           --           0.22      (0.47)         --             --
CLASS C
1/1/09 to 12/31/09      $ 9.58     0.32(7)      1.26            --           1.58      (0.32)         --             --
1/1/08 to 12/31/08       10.78     0.33(7)     (1.18)           --          (0.85)     (0.34)      (0.01)            --
1/1/07 to 12/31/07       10.94     0.33(7)     (0.07)           --           0.26      (0.33)      (0.09)            --
6/26/06 (inception) to
   12/31/06              10.91     0.18(7)      0.25            --           0.43      (0.18)      (0.22)            --
SHORT/INTERMEDIATE BOND FUND
CLASS I
1/1/09 to 12/31/09      $ 9.41     0.44(7)      0.80            --           1.24      (0.44)         --             --
1/1/08 to 12/31/08       10.05     0.43(7)     (0.64)           --          (0.21)     (0.43)         --             --
1/1/07 to 12/31/07       10.03     0.43(7)      0.02            --           0.45      (0.43)         --             --
1/1/06 to 12/31/06       10.04     0.41(7)      0.01          0.02           0.44      (0.43)         --          (0.02)
1/1/05 to 12/31/05       10.29     0.39        (0.25)           --           0.14      (0.39)         --             --
CLASS A
1/1/09 to 12/31/09      $ 9.41     0.41(7)      0.79            --           1.20      (0.41)         --             --
1/1/08 to 12/31/08       10.05     0.41(7)     (0.64)           --          (0.23)     (0.41)         --             --
1/1/07 to 12/31/07       10.03     0.41(7)      0.02            --           0.43      (0.41)         --             --
1/1/06 to 12/31/06       10.04     0.38(7)      0.01          0.02           0.41      (0.40)         --          (0.02)
1/1/05 to 12/31/05       10.29     0.36        (0.25)           --           0.11      (0.36)         --             --
CLASS C
1/1/09 to 12/31/09      $ 9.41     0.34(7)      0.80            --           1.14      (0.34)         --             --
1/1/08 to 12/31/08       10.05     0.33(7)     (0.64)           --          (0.31)     (0.33)         --             --
1/1/07 to 12/31/07       10.03     0.34(7)      0.01            --           0.35      (0.33)         --             --
6/26/06 (inception) to
   12/31/06               9.80     0.16(7)      0.23            --           0.39      (0.16)         --             --
TAX-EXEMPT BOND FUND
CLASS I
1/1/09 to 12/31/09      $ 9.32     0.45(7)      1.23            --           1.68      (0.45)         --             --
1/1/08 to 12/31/08       10.36     0.45(7)     (1.03)           --          (0.58)     (0.45)      (0.01)            --
1/1/07 to 12/31/07       10.49     0.44(7)     (0.09)           --           0.35      (0.44)      (0.04)            --
1/1/06 to 12/31/06       10.74     0.47(7)      0.02          0.02           0.51      (0.49)      (0.25)         (0.02)
1/1/05 to 12/31/05       11.02     0.50        (0.20)           --           0.30      (0.50)      (0.08)            --
CLASS A
1/1/09 to 12/31/09      $ 9.32     0.43(7)      1.23            --           1.66      (0.43)         --             --
1/1/08 to 12/31/08       10.36     0.42(7)     (1.02)           --          (0.60)     (0.43)      (0.01)            --
1/1/07 to 12/31/07       10.50     0.41(7)     (0.09)           --           0.32      (0.41)      (0.05)            --
1/1/06 to 12/31/06       10.74     0.43(7)      0.05          0.02           0.50      (0.47)      (0.25)         (0.02)
1/1/05 to 12/31/05       11.02     0.47        (0.20)           --           0.27      (0.47)      (0.08)            --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                             TOTAL RETURN                      RATIO OF   RATIO OF  RATIO OF NET
              REDEMPTION  NET                 EXCLUDING            NET           NET       GROSS     INVESTMENT
                 FEES    ASSET              NON-RECURRING         ASSETS,     OPERATING   OPERATING    INCOME
               ADDED TO  VALUE,                PAYMENT            END OF     EXPENSES TO  EXPENSES       TO      PORTFOLIO
    TOTAL      PAID-IN   END OF   TOTAL      FROM FORMER          PERIOD     AVERAGE NET TO AVERAGE  AVERAGE NET  TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3) ADMINISTRATOR(3)(8) (IN THOUSANDS)   ASSETS    NET ASSETS    ASSETS       RATE
------------- ---------- ------ --------- ------------------- -------------- ----------- ---------- ------------ ---------


    (0.40)        --     $10.84  17.46%             --           $ 22,130       0.85%      0.96%       3.79%       101%
    (0.43)        --       9.58  (7.28)             --             12,617       0.85       0.92        3.94         73
    (0.50)        --      10.78   3.27              --             15,647       0.85       0.89        3.77         39
    (0.70)        --(9)   10.93   4.10            3.91             18,293       0.83       0.88        3.93         76
    (0.47)        --      11.16   1.93              --              1,802       0.64       0.92        4.13         46

    (0.32)        --     $10.84  16.69%             --           $  4,202       1.60%      1.70%       2.89%       101%
    (0.35)        --       9.58  (8.07)             --                555       1.60       1.67        3.21         73
    (0.42)        --      10.78   2.39              --                428       1.60       1.63        3.00         39

    (0.40)        --      10.94   3.92(2)           --                125       1.61(1)    1.63(1)     3.14(1)      76(2)


    (0.44)        --     $10.21  13.39%             --           $ 80,733       0.70%      0.83%       4.46%        21%
    (0.43)        --       9.41  (2.16)             --            116,639       0.70       0.80        4.36         46
    (0.43)        --      10.05   4.59              --            214,669       0.70       0.77        4.30         35
    (0.45)        --(9)   10.03   4.25            4.06            245,073       0.63       0.84        4.09         44
    (0.39)        --      10.04   1.36              --            257,274       0.57       0.92        3.80         46

    (0.41)        --     $10.20  13.00%             --           $  8,176       0.95%      1.03%       4.08%        21%
    (0.41)        --       9.41  (2.41)             --              3,996       0.95       1.00        4.13         46
    (0.41)        --      10.05   4.33              --              4,526       0.95       0.97        4.05         35
    (0.42)        --(9)   10.03   3.99            3.80              5,956       0.91       1.04        3.83         44
    (0.36)        --      10.04   1.10              --              3,707       0.82       1.17        3.55         46

    (0.34)        --     $10.21  12.26%             --           $  5,121       1.70%      1.78%       3.29%        21%
    (0.33)        --       9.41  (3.13)             --              1,350       1.70       1.76        3.44         46
    (0.33)        --      10.05   3.56              --                321       1.70       1.72        3.34         35

    (0.16)        --      10.03   3.96(2)           --                159       1.70(1)    1.73(1)     3.03(1)      44(2)


    (0.45)        --     $10.55  18.26%             --           $ 25,394       0.60%      0.78%       4.46%        91%
    (0.46)        --       9.32  (5.62)             --             41,662       0.60       0.75        4.49        111
    (0.48)        --      10.36   3.45              --             69,482       0.60       0.72        4.21         71
    (0.76)        --(9)   10.49   4.67            4.44             78,796       0.54       0.76        4.38         83
    (0.58)        --      10.74   2.76              --             75,285       0.45       0.74        4.55         42

    (0.43)        --     $10.55  17.96%             --           $ 59,226       0.85%      0.98%       4.19%        91%
    (0.44)        --       9.32  (5.85)             --             49,160       0.85       0.95        4.25        111
    (0.46)        --      10.36   3.09              --             60,147       0.85       0.93        3.96         71
    (0.74)        --(9)   10.50   4.51            4.28             77,135       0.85       0.95        3.97         83
    (0.55)        --      10.74   2.50              --              4,197       0.70       0.99        4.30         42

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                              NET                                                                    DISTRIBUTIONS
                       NET                 REALIZED              NON-RECURRING                                           FROM
                      ASSET       NET        AND                   PAYMENT         TOTAL    DIVIDENDS DISTRIBUTIONS  NON-RECURRING
                      VALUE,  INVESTMENT  UNREALIZED  PAYMENT        FROM          FROM     FROM NET     FROM NET       PAYMENT
                    BEGINNING   INCOME       GAIN/      BY          FORMER      INVESTMENT INVESTMENT    REALIZED     FROM FORMER
                    OF PERIOD   (LOSS)      (LOSS)   AFFILIATE ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                    --------- ----------  ---------- --------- ---------------- ---------- ---------- ------------- ----------------
TAX-EXEMPT BOND FUND (CONTINUED)
CLASS C
1/1/09 to 12/31/09   $ 9.33     0.35(7)      1.23       --            --           1.58      (0.35)         --             --
1/1/08 to 12/31/08    10.36     0.35(7)     (1.02)      --            --          (0.67)     (0.35)      (0.01)            --
1/1/07 to 12/31/07    10.50     0.34(7)     (0.10)      --            --           0.24      (0.33)      (0.05)            --
6/26/06 (inception)
   to 12/31/06        10.49     0.18(7)      0.26       --            --           0.44      (0.18)      (0.25)            --
INSIGHT GOVERNMENT MONEY MARKET FUND
CLASS I
1/1/09 to 12/31/09   $ 1.00       --(9)        --(9)    --            --             --(9)      --(9)       --(9)          --
1/1/08 to 12/31/08     1.00     0.02           --(9)    --            --           0.02      (0.02)         --             --
1/1/07 to 12/31/07     1.00     0.05           --(9)    --            --           0.05      (0.05)         --(9)          --
1/1/06 to 12/31/06     1.00     0.05           --       --            --           0.05      (0.05)         --             --
1/1/05 to 12/31/05     1.00     0.03           --       --            --           0.03      (0.03)         --             --
CLASS A(5)
1/1/09 to 12/31/09   $ 1.00       --(9)        --(9)    --            --             --(9)      --(9)       --(9)          --
1/1/08 to 12/31/08     1.00     0.02           --(9)    --            --           0.02      (0.02)         --             --
1/1/07 to 12/31/07     1.00     0.05           --       --            --           0.05      (0.05)         --(9)          --
1/1/06 to 12/31/06     1.00     0.05           --       --            --(9)        0.05      (0.05)         --             --(9)
1/1/05 to 12/31/05     1.00     0.03           --       --            --           0.03      (0.03)         --             --
INSIGHT MONEY MARKET FUND
CLASS I
1/1/09 to 12/31/09   $ 1.00     0.01           --(9)    --            --           0.01      (0.01)         --(9)          --
1/1/08 to 12/31/08     1.00     0.03           --(9)    --(9)         --           0.03      (0.03)         --             --
1/1/07 to 12/31/07     1.00     0.05           --       --            --           0.05      (0.05)         --             --
1/1/06 to 12/31/06     1.00     0.05           --       --            --           0.05      (0.05)         --             --
1/1/05 to 12/31/05     1.00     0.03           --       --            --           0.03      (0.03)         --             --
CLASS A(5)
1/1/09 to 12/31/09   $ 1.00       --(9)        --(9)    --            --             --(9)      --(9)       --(9)          --
1/1/08 to 12/31/08     1.00     0.02           --(9)    --(9)         --           0.02      (0.02)         --             --
1/1/07 to 12/31/07     1.00     0.05           --       --            --           0.05      (0.05)         --             --
1/1/06 to 12/31/06     1.00     0.05           --       --            --(9)        0.05      (0.05)         --             --(9)
1/1/05 to 12/31/05     1.00     0.03           --       --            --           0.03      (0.03)         --             --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                             TOTAL RETURN                      RATIO OF   RATIO OF  RATIO OF NET
              REDEMPTION  NET                 EXCLUDING            NET           NET       GROSS     INVESTMENT
                 FEES    ASSET              NON-RECURRING         ASSETS,     OPERATING   OPERATING    INCOME
               ADDED TO  VALUE,                PAYMENT            END OF     EXPENSES TO  EXPENSES       TO      PORTFOLIO
    TOTAL      PAID-IN   END OF   TOTAL      FROM FORMER          PERIOD     AVERAGE NET TO AVERAGE  AVERAGE NET  TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3) ADMINISTRATOR(3)(8) (IN THOUSANDS)   ASSETS    NET ASSETS    ASSETS       RATE
------------- ---------- ------ --------- ------------------- -------------- ----------- ---------- ------------ ---------


     (0.35)      --      $10.56  17.18%            --           $    6,175      1.60%      1.72%       3.33%        91%
     (0.36)      --        9.33  (6.57)            --                1,469      1.60       1.70        3.56        111
     (0.38)      --       10.36   2.33             --                  749      1.60       1.68        3.26         71

     (0.43)      --       10.50   4.16(2)          --                  188      1.61(1)    1.68(1)     3.20(1)      83(2)


        --(9)    --      $ 1.00   0.30%            --           $  131,990      0.24%      0.29%       0.31%       N/A
     (0.02)      --        1.00   2.25             --              428,314      0.21       0.26        2.12        N/A
     (0.05)      --        1.00   5.07             --              279,393      0.19       0.24        4.94        N/A
     (0.05)      --        1.00   4.92             --              312,535      0.24       0.29        4.91        N/A
     (0.03)      --        1.00   3.06             --              215,132      0.20       0.25        3.00        N/A

        --(9)    --      $ 1.00   0.09%            --           $  168,054      0.46%      0.59%       0.09%       N/A
     (0.02)      --        1.00   1.89             --              229,729      0.56       0.56        1.84        N/A
     (0.05)      --        1.00   4.71             --              207,943      0.54       0.54        4.59        N/A
     (0.05)      --        1.00   4.76           4.56              238,247      0.57       0.60        4.46        N/A
     (0.03)      --        1.00   2.70             --              262,512      0.55       0.60        2.65        N/A


     (0.01)      --      $ 1.00   0.62%(10)        --           $2,054,581      0.23%      0.28%       0.52%       N/A
     (0.03)      --        1.00   2.82(6)          --            1,619,040      0.19       0.24        2.86        N/A
     (0.05)      --        1.00   5.28             --            2,805,101      0.18       0.24        5.16        N/A
     (0.05)      --        1.00   5.04             --            2,437,872      0.17       0.24        4.90        N/A
     (0.03)      --        1.00   3.15             --            3,724,311      0.17       0.25        3.16        N/A

        --(9)    --      $ 1.00   0.31%(10)        --           $  532,034      0.55%      0.59%       0.26%       N/A
     (0.02)      --        1.00   2.47(6)          --              706,353      0.54       0.55        2.52        N/A
     (0.05)      --        1.00   4.91             --            1,169,249      0.53       0.54        4.80        N/A
     (0.05)      --        1.00   4.93           4.68              880,851      0.52       0.56        4.58        N/A
     (0.03)      --        1.00   2.80             --              920,774      0.52       0.60        2.72        N/A

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                NET                                                           DISTRIBUTIONS
                          NET                 REALIZED    NON-RECURRING                                           FROM
                         ASSET       NET        AND         PAYMENT         TOTAL    DIVIDENDS DISTRIBUTIONS  NON-RECURRING
                         VALUE,  INVESTMENT  UNREALIZED       FROM          FROM     FROM NET     FROM NET      PAYMENT
                       BEGINNING   INCOME       GAIN/        FORMER      INVESTMENT INVESTMENT    REALIZED     FROM FORMER
                       OF PERIOD   (LOSS)      (LOSS)   ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                       --------- ----------  ---------- ---------------- ---------- ---------- ------------- ----------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
CLASS I
1/1/09 to 12/31/09       $1.00       --(9)      --(9)          --             --(9)       --(9)     --(9)          --
1/1/08 to 12/31/08        1.00     0.02         --(9)          --           0.02       (0.02)       --(9)          --
1/1/07 to 12/31/07        1.00     0.04         --             --           0.04       (0.04)       --             --
1/1/06 to 12/31/06        1.00     0.03         --             --(9)        0.03       (0.03)       --             --(9)
1/1/05 to 12/31/05        1.00     0.02         --             --           0.02       (0.02)       --             --
CLASS A(5)
1/1/09 to 12/31/09       $1.00       --(9)      --(9)          --             --(9)       --(9)     --(9)          --
1/1/08 to 12/31/08        1.00     0.02         --(9)          --           0.02       (0.02)       --(9)          --
1/1/07 to 12/31/07        1.00     0.03         --             --           0.03       (0.03)       --             --
1/1/06 to 12/31/06        1.00     0.03         --             --(9)        0.03       (0.03)       --             --(9)
1/1/05 to 12/31/05        1.00     0.02         --             --           0.02       (0.02)       --             --

FOOTNOTE LEGEND :

(1)  Annualized.

(2)  Not annualized.

(3) Sales charges, where applicable, are not reflected in total return calculation.

(4) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.

(5) For period ended 12/31/05 and prior periods information represents the N Shares which converted to Class A on June 26, 2006.

(6) Total return includes the effect of a payment by affiliate. Without this effect, the total return would have been 2.27% for Class I shares and 1.91% for Class A shares. Please refer to Note 3H in the Notes to Financial Statements.

(7)  Computed using average shares outstanding.

(8) Non-recurring payment. Represents reimbursements for fees paid in excess of fee agreements.

(9)  Amount is less than $0.005.

(10) The Insight Money Market Fund received $3,642 (in thousands) in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. If these proceeds had not been received, the total return would have been lower by 0.11% and 0.07% for Class I and Class A, respectively.

                        See Notes to Financial Statements

                                             TOTAL RETURN                      RATIO OF   RATIO OF  RATIO OF NET
              REDEMPTION  NET                 EXCLUDING            NET           NET       GROSS     INVESTMENT
                 FEES    ASSET              NON-RECURRING         ASSETS,     OPERATING   OPERATING    INCOME
               ADDED TO  VALUE,                PAYMENT            END OF     EXPENSES TO  EXPENSES       TO      PORTFOLIO
    TOTAL      PAID-IN   END OF   TOTAL      FROM FORMER          PERIOD     AVERAGE NET TO AVERAGE  AVERAGE NET  TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3) ADMINISTRATOR(3)(8) (IN THOUSANDS)   ASSETS    NET ASSETS    ASSETS       RATE
------------- ---------- ------ --------- ------------------- -------------- ----------- ---------- ------------ ---------


      --(9)       --     $1.00    0.36%             --          $  844,557      0.22%      0.27%       0.37%        N/A
   (0.02)         --      1.00    2.22              --           1,190,802      0.20       0.25        2.16         N/A
   (0.04)         --      1.00    3.52              --           1,067,153      0.19       0.24        3.46         N/A
   (0.03)         --      1.00    3.41            3.31           1,079,743      0.18       0.25        3.26         N/A
   (0.02)         --      1.00    2.23              --           1,035,130      0.22       0.25        2.22         N/A

      --(9)       --     $1.00    0.09%             --          $  199,472      0.50%      0.57%       0.09%        N/A
   (0.02)         --      1.00    1.86              --             224,685      0.55       0.55        1.82         N/A
   (0.03)         --      1.00    3.16              --             219,625      0.53       0.53        3.11         N/A
   (0.03)         --      1.00    3.18            2.95             217,664      0.57       0.59        2.88         N/A
   (0.02)         --      1.00    1.87              --             257,842      0.57       0.60        1.87         N/A

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2009

1.   ORGANIZATION

     Virtus Insight Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Currently, fourteen funds are offered for sale (each a "Fund"). Each Fund's investment objective is outlined on the respective Fund's summary page.

     All of the Funds offer Class I shares, and Class A shares. All the Funds with the exception of Intermediate Government Bond Fund and the Money Market Funds offer Class C shares. The Insight Money Market Fund also offers the Exchange shares. As of December 31, 2009, there were no shareholders of Exchange shares in the Insight Money Market Fund.

     Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one year period begins on the last day of the month preceding the month in which the purchase was made. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares and Exchange shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon the sale of the securities.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Money Market Funds' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Money Market Funds attempt to maintain a constant net asset value of $1 per share.

          The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

               - Level 1 - quoted prices in active markets for identical securities

               - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

               - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A summary of the inputs used to value each Fund's net assets by each major security type, is disclosed at the end of the Schedules of Investments for each Fund.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

     C.   INCOME TAXES:

          Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

          The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of December 31, 2009, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2006 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Funds and the Fixed Income Funds are income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

          In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

     F.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   DERIVATIVE FINANCIAL INSTRUMENTS:

          Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

          FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

          counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

          The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

          The following is a summary of the Emerging Market Fund's derivative instrument holdings categorized by primary risk exposure as of December 31, 2009 ($ reported in thousands):

                                                                FOREIGN EXCHANGE
                                                                   CONTRACTS
                                                                  TOTAL VALUE
                                                                ----------------
Liability Derivatives Fair Value(1) .........................       $(1,224)
Realized Gain (Loss) on Derivatives Recognized in
   Results from Operations(2) ...............................       $(2,380)
Change in Unrealized Appreciation (Depreciation) on
   Derivatives Recognized in Results from Operations(3) .....       $(1,224)
                                                                    -------

(1) Located within Net unrealized depreciation on forward currency contracts on the Statement of Assets and Liabilities.

(2) Located within Net realized gain (loss) on foreign currency transactions on the Statement of Operations.

(3) Located within Net change in unrealized appreciation (depreciation) on foreign currency translation on the Statement of Operations.

     For open forward currency contracts as of December 31, 2009, see the Schedule of Investments, which is also indicative of activity for the year ended December 31, 2009.

     H.   REPURCHASE AGREEMENTS:

          Certain Funds invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

     I.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

          Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     J.   INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES:

          Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust. The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadvisers.

          As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

          Balanced Allocation Fund ...................   0.50%
          Core Equity Fund ...........................   0.70%
          Disciplined Small-Cap Opportunity Fund .....   0.75%
          Disciplined Small-Cap Value Fund ...........   0.70%
          Emerging Markets Opportunities Fund ........   1.00%
          Value Equity Fund ..........................   0.70%
          High Yield Income Fund .....................   0.45%
          Intermediate Government Bond Fund ..........   0.45%
          Intermediate Tax-Exempt Bond Fund ..........   0.45%
          Short/Intermediate Bond Fund ...............   0.55%
          Tax-Exempt Bond Fund .......................   0.45%

          As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund's average daily net assets: 0.14% of each Fund's first $100 million of net assets, plus 0.10% of the Fund's remaining net assets.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

     B.   SUBADVISER:

          The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. Harris Investment Management, Inc. ("HIM"), a subsidiary of Harris Bankcorp, Inc., serves as the subadviser for all Funds with the exception of the Emerging Markets Opportunities Fund and the High Yield Income Fund. Vontobel Asset Management, Inc. ("Vontobel") is the subadviser for the Emerging Markets Opportunities Fund and SCM Advisers LLC ("SCM"), an indirect wholly-owned subsidiary of Virtus, is the subadviser for the High Yield Income Fund.

     C.   EXPENSE LIMITS AND FEE WAIVERS:

          The Adviser has voluntarily agreed to limit certain Fund's operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

                                                    CLASS I(1)   CLASS A   CLASS C
                                                    ----------   -------   -------
          Intermediate Government Bond Fund .....      0.70%      0.90%       --
          Intermediate Tax-Exempt Bond Fund .....      0.65%      0.85%     1.60%
          Short/Intermediate Bond Fund ..........      0.75%      0.95%     1.70%
          Tax-Exempt Bond Fund ..................      0.65%      0.85%     1.60%

          The Adviser may discontinue these voluntary expense caps at any time.

     (1) These percentages do not include the waiver of the Class I Shares' shareholder servicing fees of 0.05% for each Fund. The Funds' distributor has voluntarily agreed to waive this fee. The distributor may discontinue this waiver at any time.

          The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

                                                         FISCAL YEAR ENDED
                                                    --------------------------
                                                    2010   2011   2012   TOTAL
                                                    ----   ----   ----   -----
          Intermediate Government Bond Fund .....    $26   $107   $ 66    $199
          Intermediate Tax-Exempt Bond Fund .....     18     99     94     211
          Short/Intermediate Bond Fund ..........      4     88     83     175
          Tax-Exempt Bond Fund ..................     28    115    108     251
          Insight Money Market Fund .............     77    226     --     303

     D.   DISTRIBUTOR:

          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds that for the fiscal year ended December 31, 2009, it received net commissions of $44,486 and deferred sales charges of $32 of Class A Shares and deferred sales charges of $7,407 for Class C Shares.

          In addition, each Fund pays VP Distributors distribution and/or service fees as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.25%(1); Class A shares (Non Money Market Funds) 0.25%; Class A shares Money Market Funds 0.35%(2); Class C shares 1.00%; Exchange shares 0.05%(1).

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC fee, the CDSC schedule of the original shares purchased continues to apply.

     (1) The Funds' distributor has voluntarily agreed to waive the Funds' Class I Shares' and Exchange Shares' Shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.

     (2) The Funds' distributor may from time to time temporarily waive all or a portion of the distribution fees or service fees on Class A shares of the Money Market Funds in order to maintain a Fund's current annualized yield at or above 0.01% (1 basis point). If waived, the distribution and/or service fees may be reinstated at any time.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Trust. For the period ending December 31, 2009, the Trust incurred administration fees totaling $2,328. VP Distributors also serves as the Trust's transfer agent. For the period ended December 31, 2009, transfer agent fees were $1,281 as reported in the Statement of Operations.

                             VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2009

     F.   AFFILIATED SHAREHOLDERS:

          At December 31, 2009, Virtus and its affiliates, Harris Bankcorp, Inc. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares, which may be redeemed at any time, that aggregated the following:

                                                           AGGREGATE
                                                           NET ASSET
                                              SHARES         VALUE
                                          -------------   ----------
Balanced Allocation Fund,
   Class A ............................           2,995   $       36
Core Equity Fund,
   Class I ............................       2,799,930       45,723
   Class C ............................           5,914           94
Disciplined Small-Cap Opportunity Fund,
   Class I ............................       1,245,841       12,882
   Class A ............................          12,735          124
Disciplined Small-Cap Value Fund,
   Class I ............................         327,228        8,145
   Class A ............................           8,093          199
Emerging Markets Opportunities Fund,
   Class I ............................         868,003        6,224
   Class C ............................          19,993          138
Value Equity Fund,
   Class I ............................       3,367,450       32,765
   Class A ............................           8,023           79
High Yield Income Fund,
   Class I ............................         332,039        3,387
   Class C ............................          10,695          109

                                                           AGGREGATE
                                                           NET ASSET
                                              SHARES         VALUE
                                          -------------   ----------
Intermediate Government Bond Fund,
   Class I ............................          45,372   $      783
Intermediate Tax-Exempt Bond Fund,
   Class I ............................       3,875,144       42,007
   Class C ............................          10,528          114
Short/Intermediate Bond Fund,
   Class I ............................       2,002,717       20,448
Tax-Exempt Bond Fund,
   Class I ............................       1,442,289       15,216
Insight Government Money Market Fund,
   Class I ............................     108,735,039      108,735
   Class A ............................     158,996,362      158,996
Insight Money Market Fund,
   Class I ............................   1,302,181,713    1,302,182
   Class A ............................     447,865,360      447,865
Insight Tax-Exempt Money Market Fund,
   Class I ............................     816,745,684      816,746
   Class A ............................     198,276,357      198,276

     G.   TRUSTEE COMPENSATION:

          The Trust provided a deferred compensation plan for its independent trustees which allowed its trustees to defer receipt of all or 50% of their compensation. Amounts deferred were retained by the Funds and to the extent permitted by the 1940 Act, as amended, were invested in the shares of funds selected by the trustees. One trustee participated in this plan and has elected to receive distributions over a five year period ending in May 2010. The undistributed remaining balance invested in the funds is included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2009.

     H.   OTHER:

          On September 15, 2008, HIM, the subadviser to the Insight Money Market Fund, purchased one short-term note from the Insight Money Market Fund. This note was purchased at a price equal to the note's par totaling $30,000, of which $19,500 was a contribution from the subadviser representing the amount in excess of the estimated value of the note determined in good faith.

4.   PURCHASES AND SALES OF SECURITIES ($ REPORTED IN THOUSANDS)

          Purchases and sales of investment securities for all Funds except the Money Market Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended December 31, 2009, were as follows:

                                                       PURCHASES    SALES
                                                       ---------   --------
          Balanced Allocation Fund .................    $ 26,987   $ 26,218
          Core Equity Fund .........................      67,155     73,756
          Disciplined Small-Cap Opportunity Fund ...      75,723     78,150
          Disciplined Small-Cap Value Fund .........      71,043     88,979
          Emerging Markets Opportunities Fund ......     206,775     78,406
          Value Equity Fund ........................     101,712    126,422
          High Yield Income Fund ...................      46,295     43,451
          Intermediate Government Bond Fund ........       6,041      1,084
          Intermediate Tax-Exempt Bond Fund ........      82,155    109,449
          Short/Intermediate Bond Fund .............      10,882     42,123
          Tax-Exempt Bond Fund .....................      76,517     89,480

     Purchases and sales of long-term U.S. Government and agency securities for Funds except the Money Market Funds during the period ended
     December 31, 2009, were as follows:

                                                       PURCHASES    SALES
                                                       ---------   --------
          Balanced Allocation Fund .................    $  4,095   $  5,532
          High Yield Income Fund ...................         423        426
          Intermediate Government Bond Fund ........      11,332     18,227
          Short/Intermediate Bond Fund .............      10,078     15,786

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2009

5. CAPITAL SHARES

     (REPORTED IN THOUSANDS)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                         SHARES     AMOUNT    SHARES     AMOUNT
                                         ------    --------   ------    --------
                                             Year Ended           Year Ended
                                          December 31, 2009    December 31, 2008
                                         ------------------   ------------------
BALANCED ALLOCATION FUND
CLASS I
Sale of shares                              517    $  5,606      494    $  6,292
Reinvestment of distributions                96       1,046      110       1,350
Shares repurchased                         (719)     (7,531)  (1,159)    (14,354)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                  (106)   $   (879)    (555)   $ (6,712)
                                         ======    ========   ======    ========
CLASS A
Sale of shares                               67    $    717       95    $  1,141
Reinvestment of distributions                12         132       13         163
Shares repurchased                         (103)     (1,110)    (249)     (3,232)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                   (24)   $   (261)    (141)   $ (1,928)
                                         ======    ========   ======    ========
CLASS C
Sale of shares                                6    $     66       28    $    292
Reinvestment of distributions                --(1)        3       --(1)        2
Shares repurchased                          (16)       (180)      (3)        (39)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                   (10)   $   (111)      25    $    255
                                         ======    ========   ======    ========
CORE EQUITY FUND
CLASS I
Sale of shares                              983    $ 13,602      975    $ 17,353
Reinvestment of distributions                13         190       57       1,033
Shares repurchased                       (1,644)    (23,346)  (1,374)    (22,629)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                  (648)   $ (9,554)    (342)   $ (4,243)
                                         ======    ========   ======    ========
CLASS A
Sale of shares                              248    $  3,527       74    $  1,198
Reinvestment of distributions                 1          19        7         124
Shares repurchased                         (124)     (1,715)    (138)     (2,357)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                   125    $  1,831      (57)   $ (1,035)
                                         ======    ========   ======    ========
CLASS C
Sale of shares                               10    $    144       59    $    837
Reinvestment of distributions                --          --       --(1)        2
Shares repurchased                          (26)       (338)     (25)       (397)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                   (16)   $   (194)      34    $    442
                                         ======    ========   ======    ========

(1)  Amount less than 500.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

                                         SHARES     AMOUNT    SHARES     AMOUNT
                                         ------    --------   ------    --------
                                             Year Ended           Year Ended
                                          December 31, 2009    December 31, 2008
                                         ------------------   ------------------
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
CLASS I
Sale of shares                            1,915    $ 16,567      319    $  3,560
Reinvestment of distributions                 1           8       --          --
Shares repurchased                       (1,588)    (13,344)  (2,789)    (32,585)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                   328    $  3,231   (2,470)   $(29,025)
                                         ======    ========   ======    ========
CLASS A
Sale of shares                              191    $  1,332      424    $  4,525
Reinvestment of distributions                --          --       --          --
Shares repurchased                       (1,064)     (8,072)  (1,810)    (20,063)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                  (873)   $ (6,740)  (1,386)   $(15,538)
                                         ======    ========   ======    ========
CLASS C
Sale of shares                                9    $     58       24    $    289
Shares repurchased                          (11)        (87)      (8)        (87)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                    (2)   $    (29)      16    $    202
                                         ======    ========   ======    ========
DISCIPLINED SMALL-CAP VALUE FUND
CLASS I
Sale of shares                              386    $  8,479      264    $  6,850
Reinvestment of distributions                 1          28        8         157
Shares repurchased                         (632)    (12,403)    (894)    (25,493)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                  (245)   $ (3,896)    (622)   $(18,486)
                                         ======    ========   ======    ========
CLASS A
Sale of shares                              120    $  2,463      116    $  3,194
Reinvestment of distributions                 2          37       --(1)        8
Plan of Reorganization (See Note 10
   Plans of Reorganization)               2,242      38,974       --          --
Shares repurchased                         (742)    (15,706)    (583)    (16,268)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                 1,622    $ 25,768     (467)   $(13,066)
                                         ======    ========   ======    ========
CLASS C
Sale of shares                                6    $    130       10    $    286
Reinvestment of distributions                --(1)        9       --          --
Plan of Reorganization (See Note 10
   Plans of Reorganization)                 789      13,468       --          --
Shares repurchased                         (128)     (2,634)      (9)       (196)
                                         ------    --------   ------    --------
Net Increase / (Decrease)                   667    $ 10,973        1    $     90
                                         ======    ========   ======    ========

(1)  Amount less than 500.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

                                         SHARES     AMOUNT     SHARES     AMOUNT
                                         ------    --------   -------    --------
                                             Year Ended            Year Ended
                                          December 31, 2009    December 31, 2008
                                         ------------------   -------------------
EMERGING MARKETS OPPORTUNITIES FUND
CLASS I
Sale of shares                           23,522    $139,002     3,368    $ 23,256
Reinvestment of distributions               352       2,214     1,398      10,424
Shares repurchased                       (4,449)    (26,744)  (11,542)    (87,977)
                                         ------    --------   -------    --------
Net Increase / (Decrease)                19,425    $114,472    (6,776)   $(54,297)
                                         ======    ========   =======    ========
CLASS A
Sale of shares                            5,736    $ 32,448     2,154    $ 14,626
Reinvestment of distributions                62         374       167       1,171
Shares repurchased                       (2,037)    (11,865)   (1,136)     (8,291)
                                         ------    --------   -------    --------
Net Increase / (Decrease)                 3,761    $ 20,957     1,185    $  7,506
                                         ======    ========   =======    ========
CLASS C
Sale of shares                              597    $  3,644        62    $    464
Reinvestment of distributions                 1           7         4          30
Shares repurchased                          (54)       (328)      (40)       (254)
                                         ------    --------   -------    --------
Net Increase / (Decrease)                   544    $  3,323        26    $    240
                                         ======    ========   =======    ========
VALUE EQUITY FUND
CLASS I
Sale of shares                            2,131    $ 17,125     2,225    $ 25,265
Reinvestment of distributions               185       1,544       663       7,935
Shares repurchased                       (4,580)    (39,455)   (4,669)    (50,550)
                                         ------    --------   -------    --------
Net Increase / (Decrease)                (2,264)   $(20,786)   (1,781)   $(17,350)
                                         ======    ========   =======    ========
CLASS A
Sale of shares                              374    $  3,073       789    $  8,715
Reinvestment of distributions                19         154        64         769
Shares repurchased                         (918)     (8,021)     (581)     (6,384)
                                         ------    --------   -------    --------
Net Increase / (Decrease)                  (525)   $ (4,794)      272    $  3,100
                                         ======    ========   =======    ========
CLASS C
Sale of shares                                1    $      5        44    $    416
Reinvestment of distributions                --(1)        1         1          14
Shares repurchased                          (26)       (214)      (47)       (529)
                                         ------    --------   -------    --------
Net Increase / (Decrease)                   (25)   $   (208)       (2)   $    (99)
                                         ======    ========   =======    ========
HIGH YIELD INCOME FUND
CLASS I
Sale of shares                              648    $  6,048       455    $  4,932
Reinvestment of distributions               341       3,209       336       3,433
Shares repurchased                         (538)     (4,942)   (1,053)     (9,900)
                                         ------    --------   -------    --------
Net Increase / (Decrease)                   451    $  4,315      (262)   $ (1,535)
                                         ======    ========   =======    ========
CLASS A
Sale of shares                               60    $    559        45    $    419
Reinvestment of distributions                23         207        34         350
Shares repurchased                         (421)     (4,047)     (113)     (1,123)
                                         ------    --------   -------    --------
Net Increase / (Decrease)                  (338)   $ (3,281)      (34)   $   (354)
                                         ======    ========   =======    ========
CLASS C
Sale of shares                               24    $    230         2    $     13
Reinvestment of distributions                 1           9         1           7
Shares repurchased                           (1)        (10)       --(1)       (1)
                                         ------    --------   -------    --------
Net Increase / (Decrease)                    24    $    229         3    $     19
                                         ======    ========   =======    ========

(1)  Amount less than 500.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

                                         SHARES     AMOUNT    SHARES    AMOUNT
                                         ------    --------   ------   --------
                                             Year Ended           Year Ended
                                          December 31, 2009   December 31, 2008
                                         ------------------   -----------------
INTERMEDIATE GOVERNMENT BOND FUND
CLASS I
Sale of shares                              603    $ 10,476    1,018   $ 17,330
Reinvestment of distributions                49         843       50        854
Shares repurchased                       (1,004)    (17,365)    (426)    (7,193)
                                         ------    --------   ------   --------
Net Increase / (Decrease)                  (352)   $ (6,046)     642   $ 10,991
                                         ======    ========   ======   ========
CLASS A
Sale of shares                              528    $  9,186      617   $ 10,615
Reinvestment of distributions                24         410       13        225
Shares repurchased                         (596)    (10,309)     (75)    (1,265)
                                         ------    --------   ------   --------
Net Increase / (Decrease)                   (44)   $   (713)     555   $  9,575
                                         ======    ========   ======   ========
INTERMEDIATE TAX-EXEMPT BOND FUND
CLASS I
Sale of shares                              474    $  4,901    1,432   $ 14,800
Reinvestment of distributions                56         578       70        724
Shares repurchased                       (4,044)    (41,221)  (7,629)   (76,358)
                                         ------    --------   ------   --------
Net Increase / (Decrease)                (3,514)   $(35,742)  (6,127)  $(60,834)
                                         ======    ========   ======   ========
CLASS A
Sale of shares                            1,154    $ 12,169      716   $  7,461
Reinvestment of distributions                20         208       19        198
Shares repurchased                         (450)     (4,633)    (869)    (8,688)
                                         ------    --------   ------   --------
Net Increase / (Decrease)                   724    $  7,744     (134)  $ (1,029)
                                         ======    ========   ======   ========
CLASS C
Sale of shares                              380    $  4,043       35   $    360
Reinvestment of distributions                 2          26        1         10
Shares repurchased                          (53)       (551)     (18)      (179)
                                         ------    --------   ------   --------
Net Increase / (Decrease)                   329    $  3,518       18   $    191
                                         ======    ========   ======   ========
SHORT/INTERMEDIATE BOND FUND
CLASS I
Sale of shares                              316    $  3,157      637   $  6,316
Reinvestment of distributions               268       2,653      279      2,728
Shares repurchased                       (5,072)    (49,574)  (9,880)   (96,009)
                                         ------    --------   ------   --------
Net Increase / (Decrease)                (4,488)   $(43,764)  (8,964)  $(86,965)
                                         ======    ========   ======   ========
CLASS A
Sale of shares                              706    $  7,047       84   $    833
Reinvestment of distributions                19         194       15        149
Shares repurchased                         (349)     (3,505)    (125)    (1,214)
                                         ------    --------   ------   --------
Net Increase / (Decrease)                   376    $  3,736      (26)  $   (232)
                                         ======    ========   ======   ========
CLASS C
Sale of shares                              467    $  4,683      173   $  1,673
Reinvestment of distributions                 4          43        2         21
Shares repurchased                         (113)     (1,125)     (64)      (614)
                                         ------    --------   ------   --------
Net Increase / (Decrease)                   358    $  3,601      111   $  1,080
                                         ======    ========   ======   ========

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2009

                                           SHARES        AMOUNT        SHARES        AMOUNT
                                         ----------   -----------   -----------   ------------
                                                Year Ended                  Year Ended
                                             December 31, 2009           December 31, 2008
                                         ------------------------   --------------------------
TAX-EXEMPT BOND FUND
CLASS I
Sale of shares                                  419   $     4,397           726   $      7,388
Reinvestment of distributions                    21           214            29            285
Shares repurchased                           (2,502)      (24,911)       (2,996)       (28,425)
                                         ----------   -----------   -----------   ------------
Net Increase / (Decrease)                    (2,062)  $   (20,300)       (2,241)  $    (20,752)
                                         ==========   ===========   ===========   ============
CLASS A
Sale of shares                                1,011   $    10,593           612   $      6,145
Reinvestment of distributions                   122         1,241           139          1,372
Shares repurchased                             (794)       (7,958)       (1,287)       (12,858)
                                         ----------   -----------   -----------   ------------
Net Increase / (Decrease)                       339   $     3,876          (536)  $     (5,341)
                                         ==========   ===========   ===========   ============
CLASS C
Sale of shares                                  484   $     5,051           167   $      1,668
Reinvestment of distributions                     5            47             2             20
Shares repurchased                              (61)         (631)          (84)          (819)
                                         ----------   -----------   -----------   ------------
Net Increase / (Decrease)                       428   $     4,467            85   $        869
                                         ==========   ===========   ===========   ============
INSIGHT GOVERNMENT MONEY MARKET FUND
CLASS I
Sale of shares                              578,319   $   578,319       854,160   $    854,160
Reinvestment of distributions                    67            67           260            260
Shares repurchased                         (874,722)     (874,721)     (705,501)      (705,501)
                                         ----------   -----------   -----------   ------------
Net Increase / (Decrease)                  (296,336)  $  (296,335)      148,919   $    148,919
                                         ==========   ===========   ===========   ============
CLASS A
Sale of shares                              845,182   $   845,182     1,246,659   $  1,246,659
Reinvestment of distributions                   278           278         4,442          4,442
Shares repurchased                         (907,143)     (907,143)   (1,229,315)    (1,229,315)
                                         ----------   -----------   -----------   ------------
Net Increase / (Decrease)                   (61,683)  $   (61,683)       21,786   $     21,786
                                         ==========   ===========   ===========   ============
INSIGHT MONEY MARKET FUND
CLASS I
Sale of shares                            3,352,047   $ 3,352,047    12,128,671   $ 12,128,671
Reinvestment of distributions                 2,503         2,503        18,464         18,464
Shares repurchased                       (2,919,057)   (2,919,057)  (13,333,170)   (13,333,170)
                                         ----------   -----------   -----------   ------------
Net Increase / (Decrease)                   435,493   $   435,493    (1,186,035)  $ (1,186,035)
                                         ==========   ===========   ===========   ============
CLASS A
Sale of shares                            1,603,022   $ 1,603,022     2,163,725   $  2,163,725
Reinvestment of distributions                 2,943         2,943        25,283         25,283
Plan of Reorganization (See Note 10
   Plans of Reorganization)                  75,977        75,950            --             --
Shares repurchased                       (1,856,679)   (1,856,679)   (2,651,915)    (2,651,915)
                                         ----------   -----------   -----------   ------------
Net Increase / (Decrease)                  (174,737)  $  (174,764)     (462,907)  $   (462,907)
                                         ==========   ===========   ===========   ============
EXCHANGE SHARES
Sale of shares                              848,932   $   848,932     3,233,953   $  3,233,953
Reinvestment of distributions                   645           645         8,867          8,867
Shares repurchased                       (1,022,123)   (1,022,123)   (3,432,899)    (3,432,899)
                                         ----------   -----------   -----------   ------------
Net Increase / (Decrease)                  (172,546)  $  (172,546)     (190,079)  $   (190,079)
                                         ==========   ===========   ===========   ============

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

                                           SHARES        AMOUNT       SHARES        AMOUNT
                                         ----------   -----------   ----------   -----------
                                                Year Ended                 Year Ended
                                             December 31, 2009          December 31, 2008
                                         ------------------------   ------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
CLASS I
Sale of shares                              814,262   $   814,262    1,653,349   $ 1,653,349
Reinvestment of distributions                     6             6           56            56
Shares repurchased                       (1,160,473)   (1,160,473)  (1,529,918)   (1,529,918)
                                         ----------   -----------   ----------   -----------
Net Increase / (Decrease)                  (346,205)  $  (346,205)     123,487   $   123,487
                                         ==========   ===========   ==========   ===========
CLASS A
Sale of shares                              338,219   $   338,219      448,573   $   448,573
Reinvestment of distributions                   251           250        3,901         3,901
Shares repurchased                         (363,674)     (363,674)    (447,459)     (447,459)
                                         ----------   -----------   ----------   -----------
Net Increase / (Decrease)                   (25,204)  $   (25,205)       5,015   $     5,015
                                         ==========   ===========   ==========   ===========

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

6.   10% SHAREHOLDERS

     As of December 31, 2009, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

                                                  % OF SHARES      NUMBER
                                                  OUTSTANDING   OF ACCOUNTS
                                                  -----------   -----------
     Balanced Allocation Fund .................        86%           1
     Core Equity Fund .........................        82            3
     Disciplined Small-Cap Opportunity Fund ...        54            2
     Disciplined Small-Cap Value Fund .........        27            2
     Emerging Markets Opportunities Fund ......        29            2
     Value Equity Fund ........................        45            1
     High Yield Income Fund ...................        83            2
     Intermediate Government Bond Fund ........        56            1
     Intermediate Tax-Exempt Bond Fund ........        39            1
     Short/Intermediate Bond Fund .............        60            2
     Tax-Exempt Bond Fund .....................        11            1
     Insight Government Money Market Fund .....        81            3*
     Insight Money Market Fund ................        50            1
     Insight Tax-Exempt Money Market Fund .....        91            2*

*    Includes affiliated shareholder accounts.

7.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At December 31, 2009, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                                     PERCENTAGE
                                                                      OF TOTAL
     FUND                                      SECTOR/COUNTRY       INVESTMENTS
     ----                                  ----------------------   -----------
     Disciplined Small-Cap Value Fund            Financials             28%
     Emerging Markets Opportunities Fund      Consumer Staples          31
     High Yield Income Fund                Consumer Discretionary       30

8.   INDEMNIFICATIONS

     Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9.   ILLIQUID AND RESTRICTED SECURITIES
     ($ REPORTED IN THOUSANDS)

     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

     At December 31, 2009, the Funds held the following illiquid and restricted securities:

                                                                                                            PERCENTAGE OF
                                                          ACQUISITION   ACQUISITION    MARKET VALUE AT      NET ASSETS AT
                                                              DATE          COST      DECEMBER 31, 2009   DECEMBER 31, 2009
                                                          -----------   -----------   -----------------   -----------------
     BALANCED ALLOCATION FUND
     Structured Assets Securities Corp. (Interest Only)
     98-RF3, A 144A
     6.100%, 6/15/28....................................    11/1/06         $ 8              $  6                0.0%
     INTERMEDIATE GOVERNMENT BOND FUND
     Structured Assets Securities Corp.
     (Interest Only) 98-RF3, A 144A
     6.100%, 6/15/28....................................    11/1/06          58                50                0.1%
     SHORT/INTERMEDIATE BOND FUND
     DLJ Mortgage Acceptance Corp.
     96-1 144A..........................................    10/2/96           6
     0.000%, 9/18/11....................................    4/28/04           4
                                                                            ---
                                                                             10                 7                0.0%
     Structured Assets Securities Corp.
     (Interest Only) 98-RF3, A 144A
     6.100%, 6/15/28....................................    11/1/06         138               125                0.1%

     Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

10.  PLANS OF REORGANIZATION
     (ALL AMOUNTS ARE REPORTED IN THOUSANDS)

     At the Board of Trustees meeting held on November 20, 2008, the Board of the Virtus Money Market Fund (the "Fund"), a series of the Virtus Opportunities Trust, approved an Agreement and Plan of Reorganization (the "Plan") which was subsequently approved by the shareholders of the Fund at a special meeting held on March 27, 2009, which provides for the transfer of all of the assets of the merged fund for shares of the acquiring fund and the assumption of the liabilities of the merged fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving funds that were intended to lower fund expenses. The acquisition was accomplished by a tax-free exchange of shares on April 3, 2009. The share transaction associated with the merger is shown in Note 5 as Plan of Reorganization. For financial reporting purposes, assets received and shares issued by the Virtus Insight Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Money Market Fund was carried forward to align ongoing reporting of the Virtus Insight Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The outstanding shares of the merged fund and the outstanding shares and value of the acquiring fund immediately before the acquisition were as follows:

     MERGED                      ACQUIRING
     FUND           SHARES          FUND         SHARES    VALUE
     ----           ------   -----------------   ------   -------
     Virtus Money            Virtus Insight
     Market Fund             Money Market Fund
        Class A     75,977      Class A          75,977   $75,950

     The net assets, including net unrealized appreciation (depreciation) of the merged fund and the net assets of the acquiring fund immediately before the acquisitions, were as follows:

                                 UNREALIZED
     MERGED             NET      APPRECIATION        ACQUIRING          NET
     FUND              ASSETS   (DEPRECIATION)          FUND           ASSETS
     ----             -------   --------------   -----------------   ----------
     Virtus Money                                Virtus Insight
        Market Fund   $75,950         $0         Money Market Fund   $2,440,056

     Assuming the acquisition had been completed on January 1, 2009, the Virtus Insight Money Market Fund's results of operations for the year ended December 31, 2009 are as follows:

     Net investment income (loss)                        $11,684(a)
     Net gain (loss) on investments                      $ 2,608(b)
     Net increase (decrease) in assets from operations   $14,292

(a) $11,383, as reported in the Statement of Operations, plus $301 Net Investment Income from Virtus Money Market Fund pre-merger.

(b) $2,604, as reported in the Statement of Operations, plus $4 Net Realized and Unrealized Gain (Loss) on Investments from Virtus Money Market Fund pre-merger.

     Because both the Virtus Money Market Fund and the Virtus Insight Money Market Fund sold and redeemed shares throughout the period, providing pro forma information on a per-share basis is not practicable.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2009

     On November 20, 2008, the Board of Trustees of the Virtus Equity Trust approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all of the assets of the merged fund for shares of the acquiring fund and the assumption of the liabilities of the merged fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving funds that were intended to lower fund expenses. The acquisition was accomplished by a tax-free exchange of shares on February 20, 2009. The share transactions associated with the Merger are shown in Note 5 as Plan of Reorganization. For financial reporting purposes, assets received and shares issued by the Virtus Disciplined Small-Cap Value Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Small-Cap Value Fund was carried forward to align ongoing reporting of the Virtus Disciplined Small-Cap Value Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The outstanding shares of the merged fund and the outstanding shares and value of the acquiring fund immediately before the acquisition were as follows:

     MERGED                            ACQUIRING
     FUND               SHARES           FUND           SHARES    VALUE
     ----               ------   --------------------   ------   -------
     Virtus Small-Cap             Virtus Disciplined
     Value Fund                  Small-Cap Value Fund
        Class A          6,185      Class A              2,242   $38,974
        Class C          2,439      Class C                789    13,468

     The net assets and net unrealized appreciation (depreciation) of the merged fund and the net assets of the acquiring fund immediately before the acquisitions were as follows:


                                    UNREALIZED
     MERGED               NET      APPRECIATION          ACQUIRING          NET
     FUND                ASSETS   (DEPRECIATION)           FUND            ASSETS
     ----               -------   --------------   --------------------   -------
     Virtus Small-Cap                              Virtus Disciplined
     Value Fund         $52,442      $(22,809)     Small-Cap Value Fund   $53,531

     Assuming the acquisition had been completed on January 1, 2009, the Virtus Disciplined Small-Cap Value Fund's results of operations for the year ended December 31, 2009, are as follows:

     Net investment income (loss)                        $    (25)(a)
     Net gain (loss) on investments                      $(17,433)(b)
     Net increase (decrease) in assets from operations   $(17,458)

(a) $(65), as reported in the Statement of Operations, plus $40 Net Investment Income from the Small-Cap Value Fund pre-merger.

(b) $26,082, as reported in the Statement of Operations, plus $(43,515) Net Realized and Unrealized Gain (Loss) on Investments from the Small-Cap Value Fund pre-merger.

     Because both the Virtus Small-Cap Value Fund and the Virtus Disciplined Small-Cap Value Fund sold and redeemed shares throughout the period, providing pro forma information on a per-share basis is not practicable.

11.  FEDERAL TAX INFORMATION
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     At December 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

                                                                                                      NET UNREALIZED
                                                           FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
     FUND                                                 TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
     ----                                                ----------   ------------   --------------   --------------
     Balanced Allocation Fund                            $   59,181      $ 5,181        $ (3,566)        $  1,615
     Core Equity Fund                                        83,351       10,543          (2,971)           7,572
     Disciplined Small-Cap Opportunity Fund                  76,043       11,719          (3,924)           7,795
     Disciplined Small-Cap Value Fund                       110,726       18,481          (3,519)          14,962
     Emerging Markets Opportunities Fund                    228,212       54,776          (1,017)          53,759
     Value Equity Fund                                      164,426       12,726         (12,941)            (215)
     High Yield Income Fund                                  40,548        2,995             (83)           2,912
     Intermediate Government Bond Fund                       36,136        1,186            (387)             799
     Intermediate Tax-Exempt Bond Fund                       83,254        2,823          (2,166)             657
     Short/Intermediate Bond Fund                            96,615        2,789          (6,449)          (3,660)
     Tax-Exempt Bond Fund                                    85,807        5,855            (925)           4,930
     Insight Government Money Market Fund                   300,017           --              --               --
     Insight Money Market Fund                            2,586,950           --              --               --
     Insight Tax-Exempt Money Market Fund                 1,043,607           --              --               --

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2009

     The Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                         EXPIRING DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                 2010    2011    2013     2014     2015      2016      2017     TOTAL
                                                ------   ----   ------   ------   ------   -------   -------   -------
Balanced Allocation Fund ....................   $   --   $ --   $   --   $   --   $   --   $ 1,856   $ 6,187   $ 8,043
Core Equity Fund ............................       --     --       --       --       --       669    15,459    16,128
Disciplined Small-Cap Opportunity Fund ......       --     --       --       --       --     8,965    39,188    48,153
Disciplined Small-Cap Value Fund ............       --     --       --       --    1,965    33,951    32,147    68,063
Emerging Markets Opportunities Fund .........       --     --       --       --       --     3,674    18,211    21,885
Value Equity Fund ...........................       --     --       --       --       --     4,384    29,091    33,475
High Yield Income Fund ......................    2,846     --       --    2,152       --     7,285     6,501    18,784
Intermediate Tax-Exempt Bond Fund ...........       --     --       --       --       --       804     1,422     2,226
Short/Intermediate Bond Fund ................    1,662    232    1,270      823    1,172        --     1,169     6,328
Tax-Exempt Bond Fund ........................       --     --       --       --       --       732       794     1,526
Insight Tax-Exempt Money Market Fund ........       --     --       --       --       --        --         3         3

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The High Yield Income Fund and the Disciplined Small-Cap Value Fund amounts include losses acquired in connection with mergers. Utilization of this capital loss carryover is subject to annual limitations.

     For the period ended December 31, 2009, the Funds utilized losses deferred in prior years against the current year capital gains as follows:

Insight Government Money Market Fund ........   $  2
Insight Money Market Fund ...................    587

     The Disciplined Small-Cap Value Fund had $20,229 in capital loss carryforward which expired in 2009.

     Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Funds deferred and recognized post-October losses as follows:

                                                 CAPITAL     CAPITAL    CURRENCY
                                                  LOSS        LOSS        LOSS
                                                DEFERRED   RECOGNIZED   DEFERRED
                                                --------   ----------   --------
Balanced Allocation Fund ....................    $   --      $ 2,083       $--
Core Equity Fund ............................       810        7,207        --
Disciplined Small-Cap Opportunity Fund ......     1,533       12,401        --
Disciplined Small-Cap Value Fund ............     1,339       18,707        --
Emerging Markets Opportunities Fund .........       901        9,039        22
Value Equity Fund ...........................       714       10,519        --
High Yield Income Fund ......................        --        3,949        --
Intermediate Government Bond Fund ...........         1           --        --
Intermediate Tax-Exempt Bond Fund ...........        --        2,003        --
Short/Intermediate Bond Fund ................        --          552        --
Tax-Exempt Bond Fund ........................        --          945        --
Insight Money Market Fund ...................        --           47        --

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

                                                                  UNDISTRIBUTED      UNDISTRIBUTED
                                                 UNDISTRIBUTED      LONG-TERM         TAX EXEMPT
                                                ORDINARY INCOME   CAPITAL GAINS   INTEREST DIVIDENDS
                                                ---------------   -------------   ------------------
Balanced Allocation Fund ....................         $ 11             $--                $--
Core Equity Fund ............................           62              --                 --
Disciplined Small-Cap Opportunity Fund ......           35              --                 --
Disciplined Small-Cap Value Fund ............           51              --                 --
Emerging Markets Opportunities Fund .........          373              --                 --
Value Equity Fund ...........................          142              --                 --
High Yield Income Fund ......................           88              --                 --
Intermediate Government Bond Fund ...........            9              --                 --
Intermediate Tax-Exempt Bond Fund ...........           --              --                  6
Short/Intermediate Bond Fund ................           57              --                 --
Tax-Exempt Bond Fund ........................           --              --                 19
Insight Government Money Market Fund ........           21              --                 --
Insight Money Market Fund ...................           --              --                 --
Insight Tax-Exempt Money Market Fund ........           --              --                 --

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2009

     For the period ended December 31, 2009, the Funds distributed exempt interest dividends as follows:

Intermediate Tax-Exempt Bond Fund ........   $3,381
Tax-Exempt Bond Fund .....................    3,594
Insight Tax-Exempt Money Market Fund .....    3,755

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

12.  RECLASSIFICATION OF CAPITAL ACCOUNTS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2009, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                                  CAPITAL
                                                   PAID                    UNDISTRIBUTED
                                                   IN ON     ACCUMULATED        NET
                                                 SHARES OF       NET         INVESTMENT
                                                BENEFICIAL     REALIZED        INCOME
                                                 INTEREST    GAIN (LOSS)       (LOSS)
                                                ----------   -----------   -------------
Balanced Allocation Fund ....................    $    --     $      1         $  (1)
Core Equity Fund ............................         --            4            (4)
Disciplined Small-Cap Opportunity Fund ......       (136)         118            18
Disciplined Small-Cap Value Fund ............     16,779      (16,811)           32
Emerging Markets Opportunities Fund .........          2          685          (687)
Value Equity Fund ...........................         --           28           (28)
High Yield Income Fund ......................      1,399       (1,399)           --(1)
Intermediate Government Bond Fund ...........         (4)          --             4
Intermediate Tax-Exempt Bond Fund ...........         --          (11)           11
Short/Intermediate Bond Fund ................         (3)          --(1)          3
Tax-Exempt Bond Fund ........................        (18)         (10)           28
Insight Money Market Fund ...................         16          (16)           --
Insight Tax-Exempt Money Market Fund ........         (4)           4            --

(1)  Amount is less than $500.

13.  TREASURY GUARANTEE PROGRAM

     On September 30, 2008, the Board authorized each Virtus Money Market Fund to apply for participation in the Department of Treasury's Temporary money market fund Guarantee Program (the "Program"). The Funds were subsequently accepted into the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

     The Program ended on September 18, 2009. The Funds paid $1,498 ($ reported in thousands), for the period of January 1, 2009 to September 18, 2009.

14.  RECENT ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2009

15.  SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Funds through February 23, 2010, the date the financial statements were available for issuance, and has determined that the following subsequent events require disclosure in the financial statements.

     1. Effective January 1, 2010, the Board of Trustees of the Virtus Mutual Funds has approved the changes to the management fee structure for the following Funds:

                                             1ST $1 BILLION   $1+ BILLION
                                             --------------   -----------
Virtus Emerging Markets Opportunities Fund        1.00%          0.95%

                                             1ST $2 BILLION   $2+ BILLION
                                             --------------   -----------
Virtus Balanced Allocation Fund ..........        0.50%          0.45%
Virtus Core Equity Fund ..................        0.70%          0.65%
Virtus Value Equity Fund .................        0.70%          0.65%

                                             1ST $1 BILLION   NEXT $1 BILLION   $2+ BILLION
                                             --------------   ---------------   -----------
Virtus Short/Intermediate Bond Fund ......        0.55%            0.50%           0.45%

     2. Effective January 29, 2010, Virtus Mutual Funds made a number of changes to the terms of dealer compensation plans for certain types of Class A Share purchases. These changes, and the associated disclosure changes described below, are effective for new purchases made on and after January 29, 2010. For Class A Shares of the Fixed Income Funds, a contingent deferred sales charge of 0.50% may apply on certain redemptions made within 18 months following purchases on which a finder's fee has been paid. For Class A Shares of the Equity Funds, a contingent deferred sales charge of 1.00% may apply on certain redemptions made within 18 months following purchases on which a finder's fee has been paid.

     3. PNC Global Investment Servicing (U.S.), Inc. provides certain sub-administrative services to the Funds. Additionally, PFPC Trust Company provides custodian services to most of the Funds.

          On February 2, 2010, The PNC Financial Services Group, Inc. ("PNC") entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale includes PNC Global Investment Servicing (U.S.) Inc., and PFPC Trust Company and is expected to close in the third quarter of 2010.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(PRICEWATERHOUSECOOPERS LOGO)

To the Board of Trustees and Shareholders of Virtus Insight Trust

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 14 funds (the "Funds") constituting Virtus Insight Trust, hereafter referred to as the "Trust," at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Funds' financial highlights for the period ended December 31, 2005 was audited by other independent accountants whose report dated February 22, 2006, expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 23, 2010

                              VIRTUS INSIGHT TRUST
                       TAX INFORMATION NOTICE (UNAUDITED)
                                DECEMBER 31, 2009

For the fiscal year-end December 31, 2009, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or maximum amount allowable of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders and the percentage of ordinary income dividends earned by the Funds which qualify for the dividends received deduction ("DRD") for corporate shareholders. The amounts (reported in thousands) the Funds designated as long-term capital gains dividends ("LTCG") or if subsequently different. The actual percentages for the calendar year will be designated in year-end tax statement.

FUND                                     QDI   DRD   LTCG
----                                     ---   ---   ----
Balanced Allocation Fund                  41%   38%   $--
Core Equity Fund                         100   100     --
Disciplined Small-Cap Opportunity Fund   100   100     --
Disciplined Small-Cap Value Fund         100   100     --
Emerging Markets Opportunities Fund      100    --     --
Value Equity Fund                        100   100     --
High Yield Income Fund                    --    --     --
Intermediate Government Bond Fund         --    --     73
Intermediate Tax-Exempt Bond Fund         --    --     --
Short/Intermediate Bond Fund              --    --     --
Tax-Exempt Bond Fund                      --    --     --
Insight Government Money Market Fund      --    --     --
Insight Money Market Fund                 --    --     --
Insight Tax-Exempt Money Market Fund      --    --     --

For federal income tax purposes, the following percentages of income dividends paid qualify as exempt-interest dividends.

Intermediate Tax-Exempt Bond Fund         99%
Tax-Exempt Bond Fund                      98
Insight Tax-Exempt Money Market Fund     100

For the period ended December 31, 2009, the Emerging Markets Opportunities Fund recognized $5,250 of foreign source income on which the Fund paid foreign taxes of $154. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                               DECEMBER 31, 2009
                                  (UNAUDITED)

The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17 - 19, 2009, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel;
(e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and
(h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds'

----------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS ALTERNATIVES DIVERSIFIER FUND AND VIRTUS CA TAX-EXEMPT BOND FUND, EACH OF WHICH IS A SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

(2) F-SQUARED INVESTMENTS, INC. IS THE SUB-ADVISER TO VIRTUS ALPHASECTORSM ALLOCATION FUND AND VIRTUS ALPHASECTORSM ROTATION FUND BUT PROVIDES LIMITED SERVICES IN THIS ROLE. THE BOARD CONSIDERED BOTH THE VIA AGREEMENT AND THE APPLICABLE SUB-ADVISORY AGREEMENT IN THIS CONTEXT.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                          DECEMBER 31, 2009 (CONTINUED)
                                   (UNAUDITED)

performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. In addition, the Board noted that as part of the contract renewal process, it had voted for the advisory fees for certain of the Funds to be changed from flat fees to fees containing breakpoints and that such changes would reduce the fees paid by the Funds to VIA.(3) It was noted by the Board that Fund Management had represented that with respect to such fee changes, VIA would not reduce the quality or quantity of its services, and that its obligations would remain the same in all respects. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

----------
(3) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT HAD SUCH CHANGES WERE VIRTUS BALANCED ALLOCATION FUND, VIRTUS EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS MID-CAP VALUE FUND AND VIRTUS SMALL-CAP CORE FUND, EACH A SERIES OF VIRTUS EQUITY TRUST; VIRTUS CORE EQUITY FUND, VIRTUS SHORT/INTERMEDIATE BOND FUND AND VIRTUS VALUE EQUITY FUND, EACH A SERIES OF VIRTUS INSIGHT TRUST, AND, VIRTUS BOND FUND AND VIRTUS MID-CAP VALUE FUND, EACH A SERIES OF VIRTUS OPPORTUNITIES FUND.

FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of December 31, 2009, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

         NAME,
     YEAR OF BIRTH,
    YEAR ELECTED AND
    NUMBER OF FUNDS                   PRINCIPAL OCCUPATION(S) DURING
        OVERSEEN           PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------   ------------------------------------------------------
Leroy Keith, Jr.          Chairman, BLOC Global Services Group, LLC (since
YOB: 1939                 2010). Managing Director, Almanac Capital Management
Elected: 1993             (commodities business) (2007-2008). Partner,
46 Funds                  Stonington Partners, Inc. (private equity firm)
                          (2001-2007). Director/Trustee, Evergreen Funds (88
                          portfolios).

Philip R. McLoughlin      Partner, Cross Pond Partners, LLC (2006-Present).
YOB: 1946                 Director, World Trust Fund. Chairman and Trustee, The
Elected: 1993             Phoenix Edge Series Fund. Director, DTF Tax-Free
49 Funds                  Income Fund, Inc., Duff & Phelps Utility and Corporate
                          Bond Trust, Inc. and DNP Select Income Fund, Inc.
                          Managing Director, SeaCap, Asset Management Fund I
                          L.P. Managing Director, SeaCap Partners, LLC.
                          (Investment Management Advisory Business).

Geraldine M. McNamara     Retired. Managing Director, U.S. Trust Company of New
YOB: 1951                 York (private bank) (1982-2006). Director, DTF
Elected: 2001             Tax-Free Income Fund, Inc., Duff & Phelps Utility and
49 Funds                  Corporate Bond Trust, Inc. and DNP Select Income Fund,
                          Inc.

James M. Oates            Managing Director, Wydown Group (consulting firm)
YOB: 1946                 (1994-present). Chairman, Hudson Castle Group, Inc.
Elected: 1993             (formerly IBEX Capital Markets, Inc.) (financial
46 Funds                  services) (1997-2006). Director, Stifel Financial.
                          Chairman and Trustee, John Hancock Trust (93
                          portfolios) and John Hancock Funds II (74 portfolios).
                          Non-Executive Chairman, Hudson Castle Group, Inc.

Richard E. Segerson       Managing Director, Northway Management Company
YOB: 1946                 (1998-present).
Elected: 1998
46 Funds

Ferdinand L.J. Verdonck   Retired. Director, Galapagos N.V. (biotechnology). Mr.
YOB: 1942                 Verdonck is also a director of several non-U.S.
Elected: 2004             companies.
46 Funds

                               INTERESTED TRUSTEE

     The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

         NAME,
     YEAR OF BIRTH,
    YEAR ELECTED AND
    NUMBER OF FUNDS                   PRINCIPAL OCCUPATION(S) DURING
        OVERSEEN           PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------   ------------------------------------------------------
George R. Aylward(1)      Director, President and Chief Executive Officer
YOB: 1964                 (2008-present), Director and President (2006-2008),
Elected: 2006             Chief Operating Officer (2004-2006), Vice President,
48 Funds                  Finance (2001-2002), Virtus Investment Partners, Inc.
                          and/or certain of its subsidiaries. Various senior
                          officer and directorship positions with Virtus
                          affiliates (2005-present). Senior Executive Vice
                          President and President, Asset Management (2007-2008),
                          Senior Vice President and Chief Operating Officer,
                          Asset Management (2004-2007), Vice President and Chief
                          of Staff (2001-2004), The Phoenix Companies, Inc.
                          Various senior officer and directorship positions with
                          Phoenix affiliates (2005-2008). President
                          (2006-present), Executive Vice President (2004-2006),
                          the Virtus Mutual Funds Family. Chairman, President
                          and Chief Executive Officer, The Zweig Fund Inc. and
                          The Zweig Total Return Fund Inc. (2006-present).

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Virtus Investment Partners, Inc. and/or its affiliates.

                   OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

                          POSITION(S) HELD WITH
   NAME, ADDRESS AND       TRUST AND LENGTH OF
     YEAR OF BIRTH             TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------   ---------------------   --------------------------------------------------
Nancy G. Curtiss          Senior Vice President   Executive Vice President, Head of Operations
YOB: 1952                 since 2006.             (since 2009), Senior Vice President, Operations
                                                  (2008-2009), Vice President, Head of Asset
                                                  Management Operations (2007-2008), Vice President
                                                  (2003-2007), Virtus Investment Partners, Inc.
                                                  and/or certain of its subsidiaries. Ms. Curtiss is
                                                  Treasurer of various other investment companies
                                                  within the Virtus Mutual Funds Complex
                                                  (1994-present). Assistant Treasurer (2001-2009),
                                                  VP Distributors, Inc. (f/k/a Phoenix Equity
                                                  Planning Corporation).

Francis G. Waltman        Senior Vice President   Executive Vice President, Head of Product
YOB: 1962                 since 2008.             Management (since 2009), Senior Vice President,
                                                  Asset Management Product Development (2008-2009),
                                                  Senior Vice President, Asset Management Product
                                                  Development (2005-2007), Virtus Investment
                                                  Partners, Inc. and/or certain of its subsidiaries.
                                                  Director (2008-present), Director and Senior
                                                  President (2006-2007), VP Distributors, Inc.
                                                  (f/k/a Phoenix Equity Planning Corporation).
                                                  Director and Senior Vice President, Virtus
                                                  Investment Advisers, Inc. (2008-present).

Marc Baltuch              Vice President and      Chief Compliance Officer, Zweig-DiMenna Associates
c/o Zweig-DiMenna         Chief Compliance        LLC (1989-present). Vice President, and Chief
Associates, LLC           Officer since 2004.     Compliance Officer, The Zweig Total Return Fund,
900 Third Avenue                                  Inc. (2004- present). Vice President, and Chief
New York, NY 10022                                Compliance Officer, The Zweig Fund, Inc. (2004-
YOB: 1945                                         present). President and Director of Watermark
                                                  Securities, Inc. (1991-present). Assistant
                                                  Secretary, Gotham Advisors Inc. (1990-2005).

W. Patrick Bradley        Chief Financial         Senior Vice President, Fund Administration (since
YOB: 1972                 Officer and             2009), Vice President, Fund Administration
                          Treasurer since 2006.   (2007-2009), Second Vice President, Fund Control &
                                                  Tax (2004-2006), Virtus Investment Partners, Inc.
                                                  and/or certain of its subsidiaries. Vice
                                                  President, Chief Financial Officer, Treasurer and
                                                  Principal Accounting Officer (2006-present),
                                                  Assistant Treasurer (2004-2006), The Phoenix Edge
                                                  Series Fund. Chief Financial Officer and Treasurer
                                                  (2005-present), Assistant Treasurer (2004-2006),
                                                  certain funds within the Virtus Mutual Funds
                                                  Family.

Kevin J. Carr             Vice President, Chief   Senior Vice President, Counsel and Secretary
YOB: 1954                 Legal Officer,          (2008-present) and Vice President (2008-2009),
                          Counsel and Secretary   Virtus Investment Partners, Inc. and/or certain of
                          since 2005.             its subsidiaries. Vice President and Counsel,
                                                  Phoenix Life Insurance Company. Compliance Officer
                                                  of Investments and Counsel, Travelers Life &
                                                  Annuity Company (January 2005-May 2005). Assistant
                                                  General Counsel and certain other positions, The
                                                  Hartford Financial Services Group (1995-2005).

VIRTUS INSIGHT TRUST

101 Munson Street
Greenfield, MA 01301

TRUSTEES

George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS

George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER

Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER

VP Distributors, Inc.
100 Pearl St.
Hartford, CT 06103-4506

TRANSFER AGENT

VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIANS

The Bank of New York Mellon
One Wall Street
New York, NY 10286

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042

HOW TO CONTACT US

Mutual Fund Services       1-800-243-1574
Adviser Consulting Group   1-800-243-4361
Telephone Orders           1-800-367-5877
Text Telephone             1-800-243-1926
Web site                       virtus.com

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                                                                   -------------
(VIRTUS MUTUAL FUNDS LOGO)                                           PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     LANCASTER,
                                                                         PA
                                                                    PERMIT 1793
                                                                   -------------

c/o State Street Bank and Trust Company
             P.O. Box 8301
        Boston, MA 02266-8301

For more information about Virtus mutual funds, please call your financial representative, or contact us at 1-800-243-1574 or VIRTUS.COM.

8004                                                                       12-09

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

  (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

  (a)(2) James M. Oates has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Oates is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

  (a)(3) Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $395,918 for 2009 and $442,250 for 2008.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $49,137 for 2009 and $35,102 for 2008. This represents the review of the semi-annual financial statements, and out of pocket expenses.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $71,450 for 2009 and $74,850 for 2008.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Virtus Insight Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100% for 2009 and 100% for 2008

                           (c) 100% for 2009 and 100% for 2008

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $446,121 for 2009 and $1,624,671 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Insight Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       March 8, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       March 8, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       March 8, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.